UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT

COMPANIES

Investment Company Act file number 811-21972

Name of Fund: BlackRock Credit Allocation Income Trust (BTZ)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Credit Allocation

             Income Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 10/31/2014

Date of reporting period: 04/30/2014

Item 1  –  Report to Stockholders

APRIL 30, 2014

SEMI-ANNUAL REPORT (UNAUDITED)

BlackRock Credit Allocation Income Trust (BTZ)

BlackRock Floating Rate Income Trust (BGT)

BlackRock Multi-Sector Income Trust (BIT)

Not FDIC Insured • May Lose Value • No Bank Guarantee

2	SEMI-ANNUAL REPORT	APRIL 30, 2014

Shareholder Letter

Dear Shareholder,

Markets have remained highly attuned to potential changes in U.S. monetary policy over the past year. This was markedly evident one year ago in May of 2013 when then-Federal Reserve Chairman Bernanke first mentioned the possibility of reducing (or “tapering”) the central bank’s asset purchase programs — comments that were widely misinterpreted as signaling an end to the Fed’s zero-interest-rate policy. U.S. Treasury yields rose sharply following his comments, triggering a steep sell-off across fixed income markets. (Bond prices move in the opposite direction of yields.) Global equities also suffered as investors feared the implications of a potential end to a program that had greatly supported stocks. Emerging markets, which are more sensitive to changes in global liquidity, were especially hurt by the prospect of ebbing cash flows from the United States. Markets broadly rebounded in late June, however, when the Fed’s tone turned more dovish. At the same time, improving economic indicators and better corporate earnings helped extend gains through most of the summer.

Although the tone of economic and financial news was mixed last autumn, it was a surprisingly positive period for most asset classes. Early on, the Fed defied market expectations with its decision to delay tapering, but higher volatility returned in late September 2013 when the U.S. Treasury Department warned that the national debt would soon breach its statutory maximum. The ensuing political brinksmanship led to a partial government shutdown, roiling global financial markets through the first half of October. Equities and other so-called “risk assets” managed to resume their rally when politicians finally engineered a compromise to reopen the government and extend the debt ceiling.

The remainder of 2013 was a generally positive period for stock markets in the developed world, although investors continued to grapple with uncertainty about when and how much the Fed would scale back on stimulus. When the Fed ultimately announced its tapering plans in mid-December, markets reacted positively, as this action signaled the Fed’s perception of real improvement in the economy, and investors were finally released from the anxiety that had gripped them for quite some time.

The start of the new year brought a stark change in sentiment. Heightened volatility in emerging markets — driven by reduced global liquidity, severe currency weakness, high levels of debt and uneven growth — combined with mixed U.S. economic data caused global equities to weaken in January while bond markets found renewed strength from investors seeking relatively safer assets. Although these headwinds persisted, equities were back on the rise in February as investors were encouraged by a one-year extension of the U.S. debt ceiling and market-friendly comments from new Fed Chair Janet Yellen. While U.S. economic data had softened, investors were assuaged by increasing evidence that this was a temporary trend resulting from harsher-than-usual winter weather.

In the final months of the period, signs of decelerating growth in China and geopolitical tensions in Russia and Ukraine made for a bumpy ride, but markets continued their climb as investors focused on improving U.S. economic data, stronger corporate earnings and a still-dovish central bank. Within developed markets, investors shifted from growth to value stocks as the strong performance of growth stocks in 2013 had pushed valuations higher in many of these sectors. Emerging markets also benefited from this broad rotation into cheaper valuations and were further supported by an improving growth outlook for a number of developing countries.

Even though investors were gearing up for a modest shift toward tighter monetary policy from the Fed, equity markets in the developed world posted solid gains for the six- and 12-month periods ended April 30. Emerging markets, however, experienced increased volatility amid heightened risks for the asset class. Interest rate uncertainty posed a headwind for fixed income assets, and higher-quality sectors of the market performed poorly over the reporting period. Conversely, high yield bonds benefited from income-oriented investors’ search for yield in the overall low-rate environment. Short-term interest rates remained near zero, keeping yields on money market securities close to historic lows.

At BlackRock, we believe investors need to think globally, extend their scope across a broad array of asset classes and be prepared to move freely as market conditions change over time. We encourage you to talk with your financial advisor and visit www.blackrock.com for further insight about investing in today’s world.

Sincerely,

Rob Kapito

President, BlackRock Advisors, LLC

  In a modest global growth environment, expectations around monetary policy changes continued to be a key theme in financial market performance.

Rob Kapito

President, BlackRock Advisors, LLC

Total Returns as of April 30, 2014
	6-month	12-month
U.S. large cap equities (S&P 500® Index)	8.36%	20.44%
U.S. small cap equities (Russell 2000® Index)	3.08	20.50
International equities (MSCI Europe, Australasia, Far East Index)	4.44	13.35
Emerging market equities (MSCI Emerging Markets Index)	(2.98)	(1.84)
3-month Treasury bills (BofA Merrill Lynch 3-Month U.S. Treasury Bill Index)	0.03	0.06
U.S. Treasury securities (BofA Merrill Lynch 10-Year U.S. Treasury Index)	0.88	(5.25)
U.S. investment-grade bonds (Barclays U.S. Aggregate Bond Index)	1.74	(0.26)
Tax-exempt municipal bonds (S&P Municipal Bond Index)	4.24	0.46
U.S. high yield bonds (Barclays U.S. Corporate High Yield 2% Issuer Capped Index)	4.72	6.28
Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

THIS PAGE NOT PART OF YOUR FUND REPORT	3

Trust Summary as of April 30, 2014	BlackRock Credit Allocation Income Trust

Trust Overview

BlackRock Credit Allocation Income Trust’s (BTZ) (the “Trust”) investment objective is to provide current income, current gains and capital appreciation. The Trust seeks to achieve its investment objective by investing, under normal market conditions, at least 80% of its assets in credit-related securities, including, but not limited to, investment grade corporate bonds, high yield bonds (commonly referred to as “junk” bonds), bank loans, preferred securities or convertible bonds or derivatives with economic characteristics similar to these credit-related securities. The Trust may invest directly in such securities or synthetically through the use of derivatives.

No assurance can be given that the Trust’s investment objective will be achieved.

Portfolio Management Commentary

How did the Trust perform?

•

For the six-month period ended April 30, 2014, the Trust returned 9.38% based on market price and 6.81% based on NAV. For the same period, the closed-end Lipper Corporate BBB-Rated Debt Funds (Leveraged) category posted an average return of 5.32% based on market price and 4.66% based on NAV. All returns reflect reinvestment of dividends and/or distributions. The Trust’s discount to NAV, which narrowed during the period, accounts for the difference between performance based on price and performance based on NAV. The following discussion relates to performance based on NAV.

What factors influenced performance?

•

In a positive market environment, the Trust’s high level of leverage enhanced the rewards of its credit exposures. A preference for companies generating cash flows sourced from the U.S. domestic market proved beneficial, as did holding large allocations to the higher-yielding credit sectors such as high yield bonds, subordinated financials and lower-quality investment grade bonds. The Trust’s use of leverage to achieve greater exposure to high yield debt boosted returns. Within the investment grade space, security selection within industrials and a preference for capital trust securities within financials added to performance. Additionally, the Trust’s short duration bias enhanced results as interest rates increased in late 2013, as did a yield curve-flattening bias as longer-term rates declined in March of 2014.

•	As the slow-growth, low-rate environment has been conducive for positive performance in credit sectors, there were no material detractors from the Trust’s performance during the period.

Describe recent portfolio activity.

•

During the six-month period, the Trust tactically rotated in and out of sectors and individual credit names, but overall, did not make significant changes to its overall weightings in investment grade credit, high yield and capital trust securities. Within the investment grade space, the Trust favored financials and capital trust securities over industrials given the rising event-driven headline risk among industrial credits.

Describe portfolio positioning at period end.

•

As of period end, the Trust continued to maintain its allocations to high yield debt and financials, with a preference for capital trust securities, and retained a bias toward companies with U.S.-sourced cash flows.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

4	SEMI-ANNUAL REPORT	APRIL 30, 2014

BlackRock Credit Allocation Income Trust

Trust Information
Symbol on New York Stock Exchange (“NYSE”)	BTZ
Initial Offering Date	December 27, 2006
Current Distribution Rate on Closing Market Price as of April 30, 2014 ($13.68)[1]	7.06%
Current Monthly Distribution per Common Share[2]	$0.0805
Current Annualized Distribution per Common Share[2]	$0.9660
Economic Leverage as of April 30, 2014[3]	31%

[1]

Current Distribution Rate on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. The current distribution rate consists of income, net realized gains and/or a return of capital. Past performance does not guarantee future results.

[2]	The distribution rate is not constant and is subject to change. A portion of the distribution may be deemed a return of capital or net realized gain.

[3]

Represents reverse repurchase agreements as a percentage of total managed assets, which is the total assets of the Trust (including any assets attributable to any borrowings) minus the sum of liabilities (other than borrowings representing financial leverage). For a discussion of leveraging techniques utilized by the Trust, please see The Benefits and Risks of Leveraging on page 10.

Market Price and Net Asset Value Per Share Summary

	4/30/14	10/31/13	Change	High	Low
Market Price	$13.68	$12.97	5.47%	$13.72	$12.51
Net Asset Value	$15.44	$14.99	3.00%	$15.44	$14.75

Market Price and Net Asset Value History For the Past Five Years

Overview of the Trust’s Long-Term Investments

Portfolio Composition	4/30/14	10/31/13
Corporate Bonds	79%	84%
Preferred Securities	16	14
U.S. Treasury Obligations	4	—
Municipal Bonds	1	1
Asset-Backed Securities	—	1

Credit Quality Allocation[4]	4/30/14	10/31/13
AAA/Aaa[5]	5%	—
AA/Aa	1	1%
A	16	16
BBB/Baa	39	43
BB/Ba	25	24
B	11	13
CCC/Caa	1	—
Not Rated	2	3

[4]	Using the higher of Standard & Poor’s (“S&P’s”) or Moody’s Investors Service (“Moody’s”) ratings.

[5]	Includes U.S. Government Sponsored Agency Securities and/or U.S. Treasury Obligations, which were deemed AAA by the investment advisor.

SEMI-ANNUAL REPORT	APRIL 30, 2014	5

Trust Summary as of April 30, 2014	BlackRock Floating Rate Income Trust

Trust Overview

BlackRock Floating Rate Income Trust’s (BGT) (the “Trust”) primary investment objective is to provide a high level of current income. The Trust’s secondary investment objective is to seek the preservation of capital. The Trust seeks to achieve its investment objectives by investing primarily, under normal conditions, at least 80% of its assets in floating and variable rate instruments of U.S. and non-U.S. issuers, including a substantial portion of its assets in global floating and variable rate securities including senior secured floating rate loans made to corporate and other business entities. Under normal market conditions, the Trust expects that the average effective duration of its portfolio will be no more than 1.5 years. The Trust may invest directly in such securities or synthetically through the use of derivatives.

No assurance can be given that the Trust’s investment objectives will be achieved.

Portfolio Management Commentary

How did the Trust perform?

•

For the six-month period ended April 30, 2014, the Trust returned 2.42% based on market price and 3.42% based on NAV. For the same period, the closed-end Lipper Loan Participation Funds category posted an average return of 0.77% based on market price and 3.19% based on NAV. All returns reflect reinvestment of dividends and/or distributions. The Trust’s discount to NAV, which widened during the period, accounts for the difference between performance based on price and performance based on NAV. The following discussion relates to performance based on NAV.

What factors influenced performance?

•

Security selection in the gaming and technology sectors contributed positively to results, as did the Trust’s tactical allocation to fixed-rate high yield corporate bonds, which outperformed floating rate loan interests (i.e., bank loans) over the period. The Trust’s tactical exposures to higher quality collateralized loan obligations (“CLOs”) also helped results.

•

Conversely, positioning in the media non-cable and electric sectors detracted from performance, as did the Trust’s underweight to lower-rated loan assets, which outperformed middle and higher quality loans during the period.

Describe recent portfolio activity.

•

Throughout the six-month period, the Trust maintained its focus on the higher quality segments of the loan market in terms of loan structure, liquidity and overall credit quality. With the average loan trading recently at or just below par (i.e., with limited or no upside), the Trust has concentrated its investments in strong companies with stable cash flows and high quality collateral, with the ability to meet interest obligations and ultimately return principal. The Trust actively participated in the new-issue market, where appealing investment opportunities have been emerging. While the investment advisor anticipates modest growth and improving economic conditions, the Trust’s exposure to lower-rated segments of the market remained limited given less attractive risk-reward profiles in that space. From an asset allocation perspective, the Trust continued to reduce exposure to higher quality high yield bonds as valuations in that market moved closer to fair value. In addition, the Trust tactically added risk in high quality CLOs, an area of the market with appealing valuations.

Describe portfolio positioning at period end.

•

At period end, the Trust held 93% of its total portfolio in floating rate loan interests (bank loans), with the remainder in corporate bonds, asset-backed securities and common stocks. The Trust’s highest-conviction holdings included Alliance Boots Holdings Ltd. (retailers) and La Quinta Intermediate Holdings LLC (lodging).

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

6	SEMI-ANNUAL REPORT	APRIL 30, 2014

BlackRock Floating Rate Income Trust

Trust Information

Symbol on NYSE	BGT
Initial Offering Date	August 30, 2004
Current Distribution Rate on Closing Market Price as of April 30, 2014 ($14.03)[1]	5.94%
Current Monthly Distribution per Common Share[2]	$0.0695
Current Annualized Distribution per Common Share[2]	$0.8340
Economic Leverage as of April 30, 2014[3]	24%

[1]

Current Distribution Rate on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. The current distribution rate consists of income, net realized gains and/or a return of capital. Past performance does not guarantee future results.

[2]	The distribution rate is not constant and is subject to change. A portion of the distribution may be deemed a return of capital or net realized gain.

[3]

Represents the loan outstanding as a percentage of total managed assets, which is the total assets of the Trust (including any assets attributable to any borrowings) minus the sum of liabilities (other than borrowings representing financial leverage). For a discussion of leveraging techniques utilized by the Trust, please see The Benefits and Risks of Leveraging on page 10.

Market Price and Net Asset Value Per Share Summary

	4/30/14	10/31/13	Change	High	Low
Market Price	$14.03	$14.12	(0.64)%	$14.47	$13.80
Net Asset Value	$14.84	$14.79	0.34%	$14.91	$14.72

Market Price and Net Asset Value History For the Past Five Years

Overview of the Trust’s Long-Term Investments

The following charts show the portfolio composition of the Trust’s long-term investments and credit quality allocations of the Trust’s corporate bonds:

Portfolio Composition	4/30/14	10/31/13
Floating Rate Loan Interests	93%	83%
Corporate Bonds	3	13
Asset-Backed Securities	3	3
Common Stocks	1	1

Credit Quality Allocation[4]	4/30/14	10/31/13
BBB/Baa	9%	10%
BB/Ba	29	21
B	44	67
Not Rated	18	2

[4]	Using the higher of S&P's or Moody's ratings.

SEMI-ANNUAL REPORT	APRIL 30, 2014	7

Trust Summary as of April 30, 2014	BlackRock Multi-Sector Income Trust

Trust Overview

BlackRock Multi-Sector Income Trust’s (BIT) (the “Trust”) primary investment objective is to seek high current income, with a secondary objective of capital appreciation. The Trust seeks to achieve its investment objectives by investing, under normal market conditions, at least 80% of its assets in loan and debt instruments and other investments with similar economic characteristics. The Trust may invest directly in such securities or synthetically through the use of derivatives.

No assurance can be given that the Trust’s investment objective will be achieved.

Portfolio Management Commentary

How did the Trust perform?

•

For the six-month period ended April 30, 2014, the Trust returned 12.31% based on market price and 9.73% based on NAV. For the same period, the closed-end Lipper General Bond Funds category posted an average return of 6.87% based on market price and 6.18% based on NAV. All returns reflect reinvestment of dividends and/or distributions. The Trust’s discount to NAV, which narrowed during the period, accounts for the difference between performance based on price and performance based on NAV. The following discussion relates to performance based on NAV.

What factors influenced performance?

•

The largest contributor to the Trust’s positive performance was its exposure to corporate credit, particularly high yield bonds and capital securities. Additionally, the Trust’s holdings in asset-backed securities (“ABS”), especially home equity ABS, and non-agency mortgage-backed securities (“MBS”) had a notable impact on returns. In securitized debt, exposure to non-U.S. dollar-denominated positions enhanced overall performance for the period. In the positive market environment, the Trust’s high level of leverage enhanced the rewards of its credit exposures.

•	As the slow-growth, low-rate environment has been conducive for positive performance in credit sectors, there were no material detractors from the Trust’s performance during the period.

Describe recent portfolio activity.

•

During the six-month period, the Trust took advantage of favorable market conditions offering attractive entry points to increase allocations to capital securities and securitized debt, particularly collateralized loan obligations.

•

The Trust maintained a high level of leverage throughout the period in order to maximize its income generation potential. Given the low yield environment over the six months, the Trust’s distribution yield declined over the period as maturing higher-yielding securities were replaced with lower-yielding issuance.

Describe portfolio positioning at period end.

•

As of period end, the Trust was positioned to benefit from a continuation of a positive market environment for risk assets with its largest allocation in high yield debt, followed by capital securities and securitized debt.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

8	SEMI-ANNUAL REPORT	APRIL 30, 2014

BlackRock Multi-Sector Income Trust

Trust Information
Symbol on NYSE	BIT
Initial Offering Date	February 27, 2013
Current Distribution Rate on Closing Market Price as of April 30, 2014 ($18.39)[1]	7.62%
Current Monthly Distribution per Common Share[2]	$0.1167
Current Annualized Distribution per Common Share[2]	$1.4004
Economic Leverage as of April 30, 2014[3]	41%

[1]

Current Distribution Rate on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. The current distribution rate consists of income, net realized gains and/or a return of capital. See the financial highlights for the actual sources and character of distributions. Past performance does not guarantee future results.

[2]	The distribution rate is not constant and is subject to change. A portion of the distribution may be deemed a return of capital or net realized gain.

[3]

Represents reverse repurchase agreements as a percentage of total managed assets, which is the total assets of the Trust (including any assets attributable to any borrowings) minus the sum of liabilities (other than borrowings representing financial leverage). For a discussion of leveraging techniques utilized by the Trust, please see The Benefits and Risks of Leveraging on page 10.

Market Price and Net Asset Value Per Share Summary

	4/30/14	10/31/13	Change	High	Low
Market Price	$18.39	$17.04	7.92%	$18.40	$16.39
Net Asset Value	$19.98	$18.95	5.44%	$19.98	$18.81

Market Price and Net Asset Value History Since Inception

[4]	Commencement of operations.

Overview of the Trust’s Long-Term Investments

Portfolio Composition	4/30/14	10/31/13
Corporate Bonds	39%	42%
Non-Agency Mortgage-Backed Securities	27	25
Asset-Backed Securities	17	18
Preferred Securities	11	9
Floating Rate Loan Interests	5	5
Foreign Agency Obligations	1	1

Credit Quality Allocation[5]	4/30/14	10/31/13
AA/Aa	—	1%
A	2%	3
BBB/Baa	18	23
BB/Ba	37	33
B	34	31
CCC/Caa	6	6
Not Rated	3	3

[5]	Using the higher of S&P’s or Moody’s ratings.

SEMI-ANNUAL REPORT	APRIL 30, 2014	9

The Benefits and Risks of Leveraging

The Trusts may utilize leverage to seek to enhance the yield and net asset value (“NAV”) of their common shares (“Common Shares”). However, these objectives cannot be achieved in all interest rate environments.

In general, the concept of leveraging is based on the premise that the financing cost of leverage, which will be based on short-term interest rates, will normally be lower than the income earned by a Trust on its longer-term portfolio investments purchased with the proceeds from leverage. To the extent that the total assets of the Trust (including the assets obtained from leverage) are invested in higher-yielding portfolio investments, the Trust’s shareholders will benefit from the incremental net income. The interest earned on securities purchased with the proceeds from leverage is paid to shareholders in the form of dividends, and the value of these portfolio holdings is reflected in the per share NAV.

To illustrate these concepts, assume a Trust’s capitalization is $100 million and it utilizes leverage for an additional $30 million, creating a total value of $130 million available for investment in longer-term income securities. If prevailing short-term interest rates are 3% and longer-term interest rates are 6%, the yield curve has a strongly positive slope. In this case, the Trust’s financing costs on the $30 million of proceeds obtained from leverage are based on the lower short-term interest rates. At the same time, the securities purchased by the Trust with the proceeds from leverage earn income based on longer-term interest rates. In this case, the Trust’s financing cost of leverage is significantly lower than the income earned on the Trust’s longer-term investments acquired from such leverage proceeds, and therefore the holders of Common Shares (“Common Shareholders”) are the beneficiaries of the incremental net income.

However, in order to benefit shareholders, the return on assets purchased with leverage proceeds must exceed the ongoing costs associated with the leverage. If interest and other costs of leverage exceed the Trust’s return on assets purchased with leverage proceeds, income to shareholders will be lower than if the Trust had not used leverage. Furthermore, the value of the Trust’s portfolio investments generally varies inversely with the direction of long-term interest rates, although other factors can influence the value of portfolio investments. In contrast, the value of the Trust’s obligations under its leverage arrangement generally does not fluctuate in relation to interest rates. As a result, changes in interest rates can influence the Trust’s NAVs positively or negatively. Changes in the future direction of interest rates are very difficult to predict accurately, and there is no assurance that a Trust’s intended leveraging strategy will be successful.

Leverage also will generally cause greater changes in the Trusts’ NAVs, market prices and dividend rates than comparable portfolios without leverage. In a declining market, leverage is likely to cause a greater decline in the net asset value and market price of a Trust’s Common Shares than if the Trust were not leveraged. In addition, the Trust may be required to sell portfolio securities at inopportune times or at distressed values in order to comply with regulatory requirements applicable to the use of leverage or as required by the terms of leverage instruments, which may cause the Trust to incur losses. The use of leverage may limit the Trust’s ability to invest in certain types of securities or use certain types of hedging strategies. The Trust will incur expenses in connection with the use of leverage, all of which are borne by shareholders and may reduce income to the shares.

Each Trust may utilize leverage through a credit facility or reverse repurchase agreements as described in the Notes to Financial Statements.

Under the Investment Company Act of 1940, as amended (the “1940 Act”), each Trust is permitted to issue debt up to 33 1/3% of their total managed assets. A Trust may voluntarily elect to limit its leverage to less than the maximum amount permitted under the 1940 Act. In addition, a Trust may also be subject to certain asset coverage, leverage or portfolio composition requirements imposed by its credit facility, which may be more stringent than those imposed by the 1940 Act. If a Trust segregates or designates on its books and records cash or liquid assets having values not less than the value of the Trust’s obligations under the reverse repurchase agreement (including accrued interest), then such transaction will not be considered a senior security and will not be subject to the foregoing limitations and requirements under the 1940 Act.

Derivative Financial Instruments

The Trusts may invest in various derivative financial instruments, including financial futures contracts, forward foreign currency exchange contracts, options and swaps, as specified in Note 4 of the Notes to Financial Statements, which may constitute forms of economic leverage. Such derivative financial instruments are used to obtain exposure to a security, index and/or market without owning or taking physical custody of securities or to hedge market, equity, credit, interest rate and/or foreign currency exchange rate risks. Derivative financial instruments involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the derivative financial instrument. The Trusts’ ability to use a derivative financial instrument successfully depends on the investment advisor’s ability to predict pertinent market movements accurately, which cannot be assured. The use of derivative financial instruments may result in losses greater than if they had not been used, may require a Trust to sell or purchase portfolio investments at inopportune times or for distressed values, may limit the amount of appreciation a Trust can realize on an investment, may result in lower dividends paid to shareholders or may cause a Trust to hold an investment that it might otherwise sell. The Trusts’ investments in these instruments are discussed in detail in the Notes to Financial Statements.

10	SEMI-ANNUAL REPORT	APRIL 30, 2014

Schedule of Investments April 30, 2014 (Unaudited)	BlackRock Credit Allocation Income Trust (BTZ) (Percentages shown are based on Net Assets)

Asset-Backed Securities	Par (000)		Value
Atrium CDO Corp., Series 5A, Class A4, 0.62%, 7/20/20 (a)(b)	USD	9,000	$8,518,761
SLM Student Loan Trust, Series 2004-B, Class A2, 0.43%, 6/15/21 (a)		3,551	3,518,939
Total Asset-Backed Securities — 0.7%			12,037,700

Corporate Bonds
Aerospace & Defense — 0.2%
Huntington Ingalls Industries, Inc.:
6.88%, 3/15/18		1,430	1,530,100
7.13%, 3/15/21		2,000	2,205,000

			3,735,100
Airlines — 0.9%
Continental Airlines Pass-Through Trust:
Series 2009-2, Class B, 9.25%, 11/10/18		3,048	3,444,363
Series 2012-3, Class C, 6.13%, 4/29/18		2,040	2,172,600
Delta Air Lines Pass-Through Trust, Series 2002-1, Class G-1, 6.72%, 1/02/23		3,422	3,986,287
United Airlines 2014-1 Class B Pass-Through Trust, Series B, 4.75%, 1/01/00		4,200	4,239,396
Virgin Australia 2013-1B Trust, 6.00%, 10/23/20 (b)		1,866	1,940,772

			15,783,418
Auto Components — 1.1%
Chrysler Group LLC/CG Co-Issuer, Inc., 8.25%, 6/15/21 (b)		2,925	3,286,969
Delphi Corp., 6.13%, 5/15/21		870	968,963
Icahn Enterprises LP/Icahn Enterprises Finance Corp. (b):
3.50%, 3/15/17		265	266,988
4.88%, 3/15/19		3,950	4,004,312
6.00%, 8/01/20		4,538	4,787,590
5.88%, 2/01/22		2,669	2,709,035
Schaeffler Finance BV, 4.75%, 5/15/21 (b)		2,470	2,534,837

			18,558,694
Automobiles — 0.5%
Ford Motor Co., 7.45%, 7/16/31		3,660	4,775,941
General Motors Co. (b):
4.88%, 10/02/23		1,875	1,938,281
6.25%, 10/02/43		940	1,029,300

			7,743,522
Beverages — 0.2%
Silgan Holdings, Inc., 5.50%, 2/01/22 (b)		3,004	3,109,140
Building Products — 0.3%
Building Materials Corp. of America (b):
7.00%, 2/15/20		1,430	1,519,375
6.75%, 5/01/21		3,600	3,897,000

			5,416,375
Corporate Bonds	Par (000)		Value
Capital Markets — 3.1%
The Goldman Sachs Group, Inc. (c):
6.25%, 9/01/17	USD	625	$714,205
7.50%, 2/15/19		5,165	6,271,420
5.25%, 7/27/21		1,175	1,304,635
5.75%, 1/24/22		5,500	6,275,451
6.25%, 2/01/41		15,000	17,920,995
Morgan Stanley (c):
5.63%, 9/23/19		6,770	7,719,120
5.50%, 7/28/21		2,695	3,049,832
5.00%, 11/24/25		5,000	5,187,675
UBS AG, 5.88%, 7/15/16 (c)		3,450	3,795,186

			52,238,519
Chemicals — 2.4%
Ashland, Inc., 3.88%, 4/15/18		1,745	1,792,987
Axiall Corp., 4.88%, 5/15/23 (b)		367	358,743
Basell Finance Co. BV, 8.10%, 3/15/27 (b)		6,000	7,953,342
Celanese US Holdings LLC, 5.88%, 6/15/21		2,615	2,863,425
CF Industries, Inc., 5.38%, 3/15/44		2,500	2,624,140
Chemtura Corp., 5.75%, 7/15/21		632	655,700
Eagle Spinco, Inc., 4.63%, 2/15/21 (b)		2,370	2,358,150
Huntsman International LLC:
4.88%, 11/15/20		1,385	1,402,312
8.63%, 3/15/21 (c)		2,000	2,230,000
Ineos Finance PLC (b):
8.38%, 2/15/19		255	280,819
7.50%, 5/01/20		2,080	2,275,000
LSB Industries, Inc., 7.75%, 8/01/19 (b)		569	608,830
NOVA Chemicals Corp., 5.25%, 8/01/23 (b)		2,277	2,436,390
Nufarm Australia Ltd., 6.38%, 10/15/19 (b)		990	1,022,175
PetroLogistics LP/PetroLogistics Finance Corp., 6.25%, 4/01/20		885	903,806
Rockwood Specialties Group, Inc., 4.63%, 10/15/20		9,256	9,487,400
US Coatings Acquisition, Inc./Flash Dutch 2 BV, 7.38%, 5/01/21 (b)		617	677,158

			39,930,377
Commercial Banks — 5.9%
Associated Banc-Corp, 5.13%, 3/28/16 (c)		7,430	7,920,075
CIT Group, Inc.:
4.25%, 8/15/17		4,600	4,818,500
5.25%, 3/15/18		4,030	4,322,175
6.63%, 4/01/18 (b)		335	373,944
5.50%, 2/15/19 (b)		5,147	5,545,893
City National Corp., 5.25%, 9/15/20 (c)		2,900	3,243,024
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, 3.95%, 11/09/22 (c)		3,775	3,797,329
Credit Suisse AG, 6.50%, 8/08/23 (b)		12,000	13,395,480
Credit Suisse Group AG, 7.50% (a)(b)(d)		3,250	3,530,313
Discover Bank:
8.70%, 11/18/19		748	947,344
4.20%, 8/08/23		4,460	4,634,065
Fifth Third Bancorp, 5.10% (a)(d)		5,000	4,625,000
HSBC Finance Corp., 6.68%, 1/15/21 (c)		5,150	6,092,084
Oversea-Chinese Banking Corp., Ltd., 4.00%, 10/15/24 (a)(b)		2,000	1,991,404

Portfolio Abbreviations

ABS	Asset-Backed Security	LIBOR	London Interbank Offered Rate
ARB	Airport Revenue Bonds	OTC	Over-the-Counter
CAD	Canadian Dollar	PIK	Payment-In-Kind
CLO	Collateralized Loan Obligation	RB	Revenue Bonds
EUR	Euro	REMIC	Real Estate Mortgage Investment Conduit
GBP	British Pound	USD	U.S. Dollar

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	APRIL 30, 2014	11

Schedule of Investments (continued)	BlackRock Credit Allocation Income Trust (BTZ) (Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Commercial Banks (concluded)
Regions Financial Corp., 5.75%, 6/15/15	USD	6,110	$6,429,785
RESPARCS Funding LP I, 8.00% (d)(e)(f)		4,000	1,720,000
Royal Bank of Scotland Group PLC, 6.00%, 12/19/23		9,000	9,402,030
Santander Holdings USA, Inc., 3.00%, 9/24/15		3,750	3,857,254
Wells Fargo & Co. (c):
3.45%, 2/13/23		2,325	2,273,564
4.13%, 8/15/23		4,000	4,079,392
5.61%, 1/15/44		4,119	4,591,309

			97,589,964
Commercial Services & Supplies — 3.3%
ADS Waste Holdings, Inc., 8.25%, 10/01/20		1,003	1,087,001
Aviation Capital Group Corp. (b):
7.13%, 10/15/20 (c)		31,000	34,810,427
6.75%, 4/06/21		7,850	8,778,914
Brand Energy & Infrastructure Services, Inc., 8.50%, 12/01/21 (b)		913	967,780
Covanta Holding Corp., 6.38%, 10/01/22		2,245	2,402,150
Mobile Mini, Inc., 7.88%, 12/01/20		930	1,029,975
United Rentals North America, Inc.:
7.38%, 5/15/20		2,025	2,242,687
7.63%, 4/15/22		1,853	2,084,625
West Corp., 8.63%, 10/01/18		2,287	2,441,373

			55,844,932
Communications Equipment — 0.8%
Brocade Communications Systems, Inc., 6.88%, 1/15/20		8,695	9,303,650
CommScope, Inc., 8.25%, 1/15/19 (b)		649	702,542
Zayo Group LLC/Zayo Capital, Inc., 8.13%, 1/01/20		2,400	2,634,000

			12,640,192
Construction & Engineering — 0.1%
BlueLine Rental Finance Corp., 7.00%, 2/01/19 (b)		413	441,910
Safway Group Holding LLC/Safway Finance Corp., 7.00%, 5/15/18 (b)		673	713,380
Weekley Homes LLC/Weekley Finance Corp., 6.00%, 2/01/23		825	825,000

			1,980,290
Construction Materials — 1.0%
HD Supply, Inc.:
8.13%, 4/15/19		7,300	8,084,750
11.00%, 4/15/20		2,740	3,233,200
7.50%, 7/15/20		2,905	3,144,662
Vulcan Materials Co., 7.00%, 6/15/18		1,380	1,597,350

			16,059,962
Consumer Finance — 3.8%
Ally Financial, Inc.:
8.30%, 2/12/15		5,290	5,574,337
8.00%, 11/01/31		6,195	7,618,525
Capital One Bank USA NA, 3.38%, 2/15/23		11,610	11,468,091
Countrywide Financial Corp., 6.25%, 5/15/16 (c)		8,069	8,835,337
Discover Financial Services, 3.85%, 11/21/22		3,252	3,266,618
Experian Finance PLC, 2.38%, 6/15/17 (b)(c)		2,550	2,588,449
Inmarsat Finance PLC, 7.38%, 12/01/17 (b)		5,620	5,844,800
SLM Corp.:
3.88%, 9/10/15		5,000	5,150,000
6.25%, 1/25/16		11,620	12,535,075

			62,881,232
Corporate Bonds	Par (000)		Value
Containers & Packaging — 1.3%
Ardagh Packaging Finance PLC, 7.38%, 10/15/17 (b)	USD	410	$434,600
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 6.25%, 1/31/19 (b)		906	944,505
Ball Corp., 6.75%, 9/15/20		7,360	7,893,600
Bemis Co., Inc., 6.80%, 8/01/19		200	238,605
Beverage Packaging Holdings Luxembourg II SA, 5.63%, 12/15/16 (b)		3,944	4,027,810
Cascades, Inc., 7.75%, 12/15/17		447	465,718
Crown Americas LLC/Crown Americas Capital Corp. III, 6.25%, 2/01/21		3,128	3,386,060
Pactiv LLC, 7.95%, 12/15/25		163	167,890
Sealed Air Corp. (b):
6.50%, 12/01/20		2,330	2,574,650
8.38%, 9/15/21		700	806,750

			20,940,188
Diversified Consumer Services — 0.3%
APX Group, Inc., 6.38%, 12/01/19		750	763,125
Service Corp. International, 4.50%, 11/15/20		4,382	4,294,360

			5,057,485
Diversified Financial Services — 8.7%
Aircastle Ltd., 6.25%, 12/01/19		3,937	4,242,118
Bank of America Corp.:
3.75%, 7/12/16 (c)		5,525	5,833,157
5.00%, 5/13/21 (c)		17,100	18,843,704
5.70%, 1/24/22 (c)		2,590	2,965,268
4.00%, 4/01/24		6,975	7,010,140
Bank of America NA, 5.30%, 3/15/17 (c)		13,440	14,803,743
Citigroup, Inc. (c):
4.45%, 1/10/17		4,800	5,184,614
8.50%, 5/22/19		464	591,168
6.68%, 9/13/43		4,125	4,942,851
Ford Motor Credit Co. LLC:
8.00%, 12/15/16		4,000	4,665,668
General Motors Financial Co., Inc.:
5.88%, 8/02/21		9,420	10,919,476
6.75%, 6/01/18		1,700	1,933,750
4.25%, 5/15/23		1,681	1,649,481
ING Bank NV, 5.00%, 6/09/21 (b)(c)		8,000	8,942,400
Intesa Sanpaolo SpA, 3.13%, 1/15/16		5,450	5,607,903
Jefferies Finance LLC/JFIN Co-Issuer Corp., 7.38%, 4/01/20 (b)		2,105	2,204,988
Jefferies Group LLC, 5.13%, 1/20/23		1,850	1,953,202
Jefferies LoanCore LLC/JLC Finance Corp., 6.88%, 6/01/20 (b)		812	818,090
LeasePlan Corp. NV, 3.00%, 10/23/17 (b)(c)		6,775	6,915,988
Leucadia National Corp., 5.50%, 10/18/23		4,000	4,208,268
Moody’s Corp., 6.06%, 9/07/17		20,000	20,678,200
Reynolds Group Issuer, Inc.:
7.13%, 4/15/19		1,588	1,675,340
9.00%, 4/15/19		110	117,425
7.88%, 8/15/19		2,480	2,721,800
9.88%, 8/15/19		585	649,350
5.75%, 10/15/20		4,620	4,804,800
6.88%, 2/15/21		365	392,831
8.25%, 2/15/21		522	564,413

			145,840,136
Diversified Telecommunication Services — 5.3%
AT&T, Inc., 6.30%, 1/15/38 (c)		12,000	14,001,588
CenturyLink, Inc., 5.63%, 4/01/20		1,660	1,745,075
Level 3 Financing, Inc.:
8.13%, 7/01/19		11,171	12,218,281
8.63%, 7/15/20		2,240	2,508,800
Telecom Italia Capital SA, 6.18%, 6/18/14		2,177	2,190,062

See Notes to Financial Statements.

12	SEMI-ANNUAL REPORT	APRIL 30, 2014

Schedule of Investments (continued)	BlackRock Credit Allocation Income Trust (BTZ) (Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Diversified Telecommunication Services (concluded)
Telefonica Emisiones SAU, 3.19%, 4/27/18	USD	6,550	$6,788,394
Verizon Communications, Inc. (c):
5.15%, 9/15/23		8,775	9,672,999
6.40%, 9/15/33		9,475	11,424,870
7.35%, 4/01/39		7,825	10,277,472
6.55%, 9/15/43		13,225	16,312,958
Windstream Corp., 7.75%, 10/15/20		510	550,800

			87,691,299
Electric Utilities — 3.7%
CMS Energy Corp., 5.05%, 3/15/22		9,900	11,143,371
Duke Energy Corp., 3.55%, 9/15/21 (c)		3,650	3,782,174
Great Plains Energy, Inc., 5.29%, 6/15/22 (g)		5,550	6,235,270
Midland Cogeneration Venture LP, 5.25%, 3/15/25 (b)		5,000	5,012,440
Mirant Mid Atlantic Pass-Through Trust:
Series B, 9.13%, 6/30/17		1,386	1,500,880
Series C, 10.06%, 12/30/28		886	987,481
Nisource Finance Corp., 6.80%, 1/15/19		3,075	3,660,013
Oncor Electric Delivery Co. LLC (c):
4.10%, 6/01/22		4,150	4,399,303
5.30%, 6/01/42		2,750	3,112,585
Progress Energy, Inc., 7.00%, 10/30/31 (c)		12,000	15,707,304
Puget Energy, Inc.:
6.00%, 9/01/21		275	321,419
5.63%, 7/15/22		5,550	6,414,512

			62,276,752
Electrical Equipment — 0.1%
GrafTech International Ltd., 6.38%, 11/15/20		2,385	2,438,663
Electronic Equipment, Instruments & Components — 0.3%
Jabil Circuit, Inc., 8.25%, 3/15/18		2,600	3,100,500
WireCo WorldGroup, Inc., 9.50%, 5/15/17		1,605	1,641,113

			4,741,613
Energy Equipment & Services — 2.3%
Atwood Oceanics, Inc., 6.50%, 2/01/20		375	399,375
CGG, 6.50%, 6/01/21		2,390	2,407,925
Energy Transfer Partners LP, 5.20%, 2/01/22		10,200	11,152,394
Genesis Energy LP/Genesis Energy Finance Corp., 5.75%, 2/15/21		293	304,720
Hornbeck Offshore Services, Inc., 5.88%, 4/01/20		2,591	2,694,640
Oil States International, Inc.:
6.50%, 6/01/19		2,155	2,265,444
5.13%, 1/15/23		2,385	2,671,200
Petrofac Ltd., 3.40%, 10/10/18 (b)(c)		5,360	5,531,327
Transocean, Inc.:
2.50%, 10/15/17		1,300	1,322,240
6.50%, 11/15/20		3,795	4,288,639
6.38%, 12/15/21		4,655	5,260,699
6.80%, 3/15/38		720	778,026

			39,076,629
Food & Staples Retailing — 0.7%
HJ Heinz Finance Co., 7.13%, 8/01/39 (b)		4,415	4,768,200
Rite Aid Corp., 6.75%, 6/15/21		1,170	1,272,375
Wal-Mart Stores, Inc., 5.25%, 9/01/35 (c)		5,150	5,874,450

			11,915,025
Food Products — 1.8%
Barry Callebaut Services NV, 5.50%, 6/15/23 (b)		2,600	2,721,758
Kellogg Co., Series B, 7.45%, 4/01/31 (c)		5,000	6,319,735
Kraft Foods Group, Inc., 5.00%, 6/04/42		5,000	5,312,795
Mondelez International, Inc.:
6.50%, 8/11/17		4,450	5,137,547
6.13%, 8/23/18		4,840	5,591,357
Corporate Bonds	Par (000)		Value
Food Products (concluded)
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., 4.88%, 5/01/21	USD	917	$898,660
Post Holdings, Inc., 6.75%, 12/01/21 (b)		1,044	1,093,590
Sun Merger Sub, Inc. (b):
5.25%, 8/01/18		1,389	1,448,032
5.88%, 8/01/21		715	751,644

			29,275,118
Gas Utilities — 0.3%
Suburban Propane Partners LP/Suburban Energy Finance Corp., 7.50%, 10/01/18		1,575	1,669,500
Targa Resources Partners LP:
7.88%, 10/15/18		2,355	2,502,187
6.88%, 2/01/21		1,265	1,356,713

			5,528,400
Health Care Equipment & Supplies — 0.1%
Teleflex, Inc., 6.88%, 6/01/19		1,660	1,772,050
Health Care Providers & Services — 3.6%
Aviv Healthcare Properties LP/Aviv Healthcare Capital Corp.:
7.75%, 2/15/19		1,550	1,662,375
6.00%, 10/15/21		869	912,450
CHS/Community Health Systems, Inc.:
5.13%, 8/15/18		1,620	1,703,025
6.88%, 2/01/22 (b)		1,631	1,690,124
HCA Holdings, Inc., 7.75%, 5/15/21		4,549	4,998,214
HCA, Inc.:
3.75%, 3/15/19		4,364	4,396,730
6.50%, 2/15/20		10,421	11,619,415
5.88%, 3/15/22		340	364,650
4.75%, 5/01/23		445	437,212
Tenet Healthcare Corp.:
6.25%, 11/01/18		1,712	1,884,056
4.75%, 6/01/20		1,450	1,457,250
6.00%, 10/01/20 (b)		2,669	2,802,450
4.50%, 4/01/21		304	295,032
4.38%, 10/01/21		7,335	7,032,431
8.13%, 4/01/22		4,387	4,869,570
UnitedHealth Group, Inc., 6.88%, 2/15/38 (c)		10,000	13,425,810

			59,550,794
Health Care Technology — 0.4%
Amgen, Inc., 5.15%, 11/15/41 (c)		6,500	6,861,992
Hotels, Restaurants & Leisure — 1.1%
Caesars Entertainment Operating Co., Inc., 9.00%, 2/15/20		3,958	3,450,383
Caesars Entertainment Resort Properties LLC, 8.00%, 10/01/20 (b)		4,618	4,802,720
Diamond Resorts Corp., 12.00%, 8/15/18		2,131	2,320,126
MCE Finance Ltd., 5.00%, 2/15/21 (b)		3,895	3,885,262
PNK Finance Corp., 6.38%, 8/01/21 (b)		494	518,700
Six Flags Entertainment Corp., 5.25%, 1/15/21 (b)		1,718	1,735,180
Wynn Macau Ltd., 5.25%, 10/15/21 (b)		1,758	1,784,370

			18,496,741
Household Durables — 1.0%
Beazer Homes USA, Inc., 6.63%, 4/15/18		2,330	2,487,275
Brookfield Residential Properties, Inc./Brookfield Residential US Corp., 6.13%, 7/01/22 (b)		1,647	1,684,058
K. Hovnanian Enterprises, Inc., 7.25%, 10/15/20 (b)		3,675	3,978,187
KB Home:
7.25%, 6/15/18		1,990	2,238,750
7.00%, 12/15/21		1,504	1,613,040

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	APRIL 30, 2014	13

Schedule of Investments (continued)	BlackRock Credit Allocation Income Trust (BTZ) (Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Household Durables (concluded)
Standard Pacific Corp., 8.38%, 1/15/21	USD	3,015	$3,572,775
Taylor Morrison Communities, Inc./Monarch Communities, Inc., 5.25%, 4/15/21 (b)		1,537	1,552,370

			17,126,455
Household Products — 0.1%
Spectrum Brands, Inc.:
6.38%, 11/15/20		810	878,850
6.63%, 11/15/22		1,110	1,212,675

			2,091,525
Independent Power Producers & Energy Traders — 0.3%
Calpine Corp. (b):
7.50%, 2/15/21		195	213,038
6.00%, 1/15/22		878	932,875
5.88%, 1/15/24		823	844,604
GenOn REMA LLC, 9.68%, 7/02/26		656	695,360
QEP Resources, Inc., 5.38%, 10/01/22		1,927	1,931,817

			4,617,694
Insurance — 6.3%
A-S Co-Issuer Subsidiary, Inc./A-S Merger Sub LLC, 7.88%, 12/15/20 (b)		1,204	1,276,240
American International Group, Inc.:
3.80%, 3/22/17 (c)		5,070	5,423,663
8.25%, 8/15/18		2,125	2,654,856
6.40%, 12/15/20 (c)		8,710	10,513,841
Aon Corp., 5.00%, 9/30/20 (c)		7,700	8,585,785
Aon PLC, 4.25%, 12/12/42 (c)		6,500	6,099,853
Forethought Financial Group, Inc., 8.63%, 4/15/21 (b)		3,400	3,849,585
Genworth Financial, Inc., 7.63%, 9/24/21		2,880	3,598,710
Manulife Financial Corp., 4.90%, 9/17/20 (c)		10,425	11,431,429
MPL 2 Acquisition Canco, Inc., 9.88%, 8/15/18 (b)		1,455	1,567,763
The Northwestern Mutual Life Insurance Co., 6.06%, 3/30/40 (b)(c)		12,000	14,639,412
Principal Financial Group, Inc., 8.88%, 5/15/19 (c)		2,825	3,606,231
Prudential Financial, Inc., 6.63%, 12/01/37 (c)		10,000	12,893,640
XLIT Ltd., 5.75%, 10/01/21 (c)		10,085	11,719,496
ZFS Finance USA Trust II, 6.45%, 12/15/65 (a)(b)(c)		6,800	7,310,000

			105,170,504
Internet Software & Services — 0.1%
VeriSign, Inc., 4.63%, 5/01/23		1,425	1,364,438
IT Services — 1.5%
Ceridian Corp., 8.88%, 7/15/19 (b)		12,085	13,761,794
Epicor Software Corp., 8.63%, 5/01/19		2,400	2,616,000
First Data Corp. (b):
7.38%, 6/15/19		2,905	3,115,612
6.75%, 11/01/20		2,720	2,903,600
8.25%, 1/15/21		250	269,375
SunGard Data Systems, Inc., 7.38%, 11/15/18		2,460	2,607,600

			25,273,981
Life Sciences Tools & Services — 0.8%
Life Technologies Corp., 6.00%, 3/01/20 (c)		12,000	13,922,928
Machinery — 0.1%
Allegion US Holding Co., Inc., 5.75%, 10/01/21 (b)		1,907	2,021,420
Media — 6.0%
A&E Television Networks LLC, 3.11%, 8/22/19		5,000	4,975,000
Corporate Bonds	Par (000)		Value
Media (concluded)
AMC Networks, Inc.:
7.75%, 7/15/21	USD	1,330	$1,489,600
4.75%, 12/15/22		685	683,288
CBS Outdoor Americas Capital LLC/CBS Outdoor Americas Capital Corp. (b):
5.25%, 2/15/22		249	255,225
5.63%, 2/15/24		212	217,830
Cinemark USA, Inc., 5.13%, 12/15/22		349	349,000
Clear Channel Worldwide Holdings, Inc., 6.50%, 11/15/22		10,205	10,905,560
COX Communications, Inc., 8.38%, 3/01/39 (b)(c)		5,000	6,805,410
CSC Holdings LLC, 8.63%, 2/15/19		4,005	4,775,962
DIRECTV Holdings LLC, 5.00%, 3/01/21 (c)		8,575	9,290,875
Gray Television, Inc., 7.50%, 10/01/20		713	766,475
Intelsat Jackson Holdings SA:
7.25%, 4/01/19		710	760,588
5.50%, 8/01/23 (b)		2,909	2,847,184
The Interpublic Group of Cos., Inc., 3.75%, 2/15/23		6,025	5,967,943
Live Nation Entertainment, Inc., 7.00%, 9/01/20 (b)		463	504,670
Lynx I Corp., 5.38%, 4/15/21 (b)		1,394	1,428,850
NAI Entertainment Holdings LLC, 5.00%, 8/01/18 (b)		1,471	1,533,517
The New York Times Co., 6.63%, 12/15/16		1,725	1,916,906
News America, Inc., 6.15%, 3/01/37 (c)		9,575	11,339,098
Numericable Group SA, 6.00%, 5/15/22 (b)(h)		9,000	9,213,750
Sirius XM Radio, Inc., 4.25%, 5/15/20 (b)		2,300	2,208,000
Time Warner Cable, Inc., 6.55%, 5/01/37		3,519	4,314,164
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH (b):
7.50%, 3/15/19		3,530	3,803,575
5.50%, 1/15/23		1,000	1,010,000
Univision Communications, Inc., 5.13%, 5/15/23 (b)		4,793	4,888,860
Virgin Media Secured Finance PLC,6.50%, 1/15/18		7,750	8,016,600

			100,267,930
Metals & Mining — 3.1%
AngloGold Ashanti Holdings PLC, 5.13%, 8/01/22		5,000	4,845,245
ArcelorMittal, 6.13%, 6/01/18		2,575	2,822,844
Barrick Gold Corp., 4.10%, 5/01/23		5,000	4,868,695
Commercial Metals Co., 4.88%, 5/15/23		2,194	2,106,240
Constellium NV:
4.63%, 5/15/21	EUR	490	679,801
5.75%, 5/15/24 (b)	USD	1,178	1,208,923
FMG Resources August 2006 Property Ltd., 6.00%, 4/01/17 (b)(c)		1,996	2,100,790
Freeport-McMoRan Copper & Gold, Inc.:
3.55%, 3/01/22		4,700	4,544,298
3.88%, 3/15/23		8,900	8,663,216
Freeport-McMoRan Corp., 7.13%, 11/01/27		8,500	9,983,530
New Gold, Inc., 6.25%, 11/15/22 (b)		1,795	1,839,875
Novelis, Inc., 8.75%, 12/15/20		3,285	3,662,775
Steel Dynamics, Inc.:
6.38%, 8/15/22		1,430	1,562,275
5.25%, 4/15/23		163	165,649
Wise Metals Group LLC/Wise Alloys Finance Corp., 8.75%, 12/15/18 (b)		2,575	2,729,500

			51,783,656

See Notes to Financial Statements.

14	SEMI-ANNUAL REPORT	APRIL 30, 2014

Schedule of Investments (continued)	BlackRock Credit Allocation Income Trust (BTZ) (Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Multi-Utilities — 1.9%
CenterPoint Energy, Inc. (c):
5.95%, 2/01/17	USD	9,000	$10,118,754
6.50%, 5/01/18		9,675	11,207,017
Dominion Resources, Inc., 8.88%, 1/15/19 (c)		8,000	10,257,312

			31,583,083
Multiline Retail — 0.4%
Dollar General Corp., 3.25%, 4/15/23		2,500	2,360,545
Dufry Finance SCA, 5.50%, 10/15/20 (b)		3,460	3,578,263

			5,938,808
Oil, Gas & Consumable Fuels — 16.2%
Access Midstream Partners LP/ACMP Finance Corp.:
5.88%, 4/15/21		3,267	3,479,355
6.13%, 7/15/22		1,600	1,730,000
4.88%, 5/15/23		411	416,138
Anadarko Petroleum Corp., 6.38%, 9/15/17		75	86,662
Antero Resources Finance Corp., 5.38%, 11/01/21 (b)		649	663,603
Athlon Holdings LP/Athlon Finance Corp., 7.38%, 4/15/21 (b)		656	708,480
Berry Petroleum Co., 6.38%, 9/15/22		3,207	3,287,175
Bonanza Creek Energy, Inc., 6.75%, 4/15/21		1,145	1,225,150
Carrizo Oil & Gas, Inc., 7.50%, 9/15/20		1,076	1,178,220
Chesapeake Energy Corp.:
6.63%, 8/15/20		3,171	3,563,411
6.88%, 11/15/20		493	559,555
6.13%, 2/15/21		1,857	2,033,415
5.75%, 3/15/23		2,615	2,778,437
Concho Resources, Inc.:
6.50%, 1/15/22		562	615,390
5.50%, 10/01/22		226	237,018
5.50%, 4/01/23		1,365	1,421,306
CONSOL Energy, Inc.:
8.25%, 4/01/20		355	386,506
5.88%, 4/15/22 (b)		3,506	3,611,180
Continental Resources, Inc.:
5.00%, 9/15/22		11,232	11,877,840
4.50%, 4/15/23		469	492,849
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp., 6.13%, 3/01/22 (b)		710	741,950
DCP Midstream LLC, 4.75%, 9/30/21 (b)		1,074	1,114,829
DCP Midstream Operating LP, 3.88%, 3/15/23		2,690	2,681,365
Denbury Resources, Inc., 4.63%, 7/15/23		2,572	2,446,615
Drill Rigs Holdings, Inc., 6.50%, 10/01/17 (b)		1,812	1,870,890
El Paso LLC:
7.80%, 8/01/31		197	211,563
7.75%, 1/15/32		3,153	3,406,864
El Paso Natural Gas Co. LLC, 8.63%, 1/15/22		2,345	3,048,371
El Paso Pipeline Partners Operating Co. LLC, 6.50%, 4/01/20		5,075	5,901,119
Enbridge Energy Partners LP, 9.88%, 3/01/19		6,000	7,904,946
Energy XXI Gulf Coast, Inc., 7.75%, 6/15/19		2,351	2,527,325
Enterprise Products Operating LLC, Series N, 6.50%, 1/31/19		12,000	14,183,376
EP Energy LLC/Everest Acquisition Finance, Inc., Series WI, 6.88%, 5/01/19		3,833	4,115,684
Expro Finance Luxembourg SCA, 8.50%, 12/15/16 (b)		2,525	2,638,625
Kinder Morgan Energy Partners LP, 6.85%, 2/15/20 (c)		12,000	14,271,672
Kinder Morgan, Inc., 5.63%, 11/15/23 (b)		752	752,383
Corporate Bonds	Par (000)		Value
Oil, Gas & Consumable Fuels (continued)
Kodiak Oil & Gas Corp.:
8.13%, 12/01/19	USD	3,145	$3,490,950
5.50%, 2/01/22		540	553,500
Laredo Petroleum, Inc., 7.38%, 5/01/22		900	992,250
Linn Energy LLC/Linn Energy Finance Corp.:
7.25%, 11/01/19 (b)		1,224	1,265,310
8.63%, 4/15/20		480	517,800
7.75%, 2/01/21		475	508,250
Marathon Petroleum Corp., 3.50%, 3/01/16		4,600	4,809,806
MarkWest Energy Partners LP/MarkWest Energy Finance Corp., 6.25%, 6/15/22		1,369	1,475,097
MEG Energy Corp. (b):
6.50%, 3/15/21		3,839	4,040,547
7.00%, 3/31/24		3,598	3,813,880
Memorial Production Partners LP/Memorial Production Finance Corp., 7.63%, 5/01/21		885	932,569
Nexen, Inc., 6.40%, 5/15/37 (c)		4,615	5,352,883
Oasis Petroleum, Inc.:
7.25%, 2/01/19		915	976,763
6.50%, 11/01/21		1,025	1,096,750
6.88%, 3/15/22 (b)		885	960,225
ONEOK Partners LP, 8.63%, 3/01/19 (c)		10,000	12,517,140
Pacific Drilling SA, 5.38%, 6/01/20 (b)		1,537	1,494,732
Parker Drilling Co., 7.50%, 8/01/20		1,255	1,342,850
PBF Holding Co. LLC/PBF Finance Corp., 8.25%, 2/15/20		191	208,668
PDC Energy, Inc., 7.75%, 10/15/22		1,225	1,344,438
Peabody Energy Corp.:
6.00%, 11/15/18		2,527	2,684,937
6.25%, 11/15/21		2,503	2,540,545
Penn Virginia Resource Partners LP/Penn Virginia Resource Finance Corp. II, 8.38%, 6/01/20		2,691	3,040,830
Petrobras International Finance Co. (c):
3.88%, 1/27/16		12,550	12,921,794
5.38%, 1/27/21		3,385	3,466,643
Petroleos Mexicanos:
3.50%, 1/30/23		5,000	4,737,500
4.88%, 1/18/24		2,000	2,069,500
Petroleum Geo-Services ASA, 7.38%, 12/15/18 (b)		3,980	4,278,500
Pioneer Natural Resources Co., 6.88%, 5/01/18		1,665	1,964,842
Premier Oil PLC, 5.00%, 6/09/18		11,500	11,960,000
Range Resources Corp.:
6.75%, 8/01/20		1,760	1,896,400
5.00%, 8/15/22		32	32,880
5.00%, 3/15/23		75	76,500
Regency Energy Partners LP/Regency Energy Finance Corp., 4.50%, 11/01/23		4,351	4,100,817
RKI Exploration & Production LLC/RKI Finance Corp., 8.50%, 8/01/21 (b)		1,035	1,122,975
Rosetta Resources, Inc., 5.63%, 5/01/21		3,448	3,508,340
Ruby Pipeline LLC, 6.00%, 4/01/22 (b)		10,000	11,043,310
Sabine Pass Liquefaction LLC, 5.63%, 2/01/21		7,393	7,633,272
Sabine Pass Liquified Natural Gas LP, 7.50%, 11/30/16		5,965	6,621,150
SandRidge Energy, Inc.:
8.75%, 1/15/20		139	150,294
7.50%, 3/15/21		325	345,313
7.50%, 2/15/23		1,291	1,368,460
SM Energy Co.:
6.63%, 2/15/19		903	965,081
6.50%, 11/15/21		1,160	1,247,000
6.50%, 1/01/23		322	346,955

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	APRIL 30, 2014	15

Schedule of Investments (continued)	BlackRock Credit Allocation Income Trust (BTZ) (Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Oil, Gas & Consumable Fuels (concluded)
Stone Energy Corp., 7.50%, 11/15/22	USD	1,290	$1,399,650
Summit Midstream Holdings LLC/Summit Midstream Finance Corp., 7.50%, 7/01/21		1,614	1,735,050
Ultra Petroleum Corp., 5.75%, 12/15/18 (b)		778	818,845
Western Gas Partners LP, 5.38%, 6/01/21		5,125	5,733,163
Whiting Petroleum Corp.:
5.00%, 3/15/19		3,550	3,736,375
5.75%, 3/15/21		2,341	2,510,722
The Williams Cos., Inc.:
3.70%, 1/15/23		5,000	4,616,640
8.75%, 3/15/32		2,478	3,079,780

			269,617,738
Paper & Forest Products — 2.3%
Ainsworth Lumber Co. Ltd., 7.50%, 12/15/17 (b)		1,473	1,565,062
Clearwater Paper Corp., 4.50%, 2/01/23		532	514,710
International Paper Co. (c):
7.50%, 8/15/21		9,675	12,200,117
8.70%, 6/15/38		4,000	5,903,268
7.30%, 11/15/39		10,000	13,419,220
Louisiana-Pacific Corp., 7.50%, 6/01/20		2,130	2,353,650
Mercer International, Inc., 9.50%, 12/01/17		2,900	3,132,000

			39,088,027
Pharmaceuticals — 2.3%
AbbVie, Inc., 2.90%, 11/06/22 (c)		5,675	5,529,408
Capsugel Finance Co. SCA, 9.88%, 8/01/19 (b)	EUR	400	605,689
Endo Finance Co., 5.75%, 1/15/22 (b)	USD	1,559	1,609,667
Endo Health Solutions, Inc., 7.25%, 1/15/22		499	545,158
Forest Laboratories, Inc. (b):
4.38%, 2/01/19		2,924	3,110,405
5.00%, 12/15/21		1,631	1,743,131
Grifols Worldwide Operations Ltd., 5.25%, 4/01/22 (b)		1,613	1,637,195
Merck & Co., Inc., 6.50%, 12/01/33 (c)		6,420	8,458,247
Mylan, Inc., 6.00%, 11/15/18 (b)		3,250	3,420,076
Salix Pharmaceuticals, Ltd. 6.00%, 1/15/21 (b)		697	747,533
Valeant Pharmaceuticals International (b):
6.75%, 8/15/18		6,955	7,528,787
6.38%, 10/15/20		2,355	2,531,625
5.63%, 12/01/21		1,615	1,679,600

			39,146,521
Professional Services — 0.5%
Ceridian HCM Holding, Inc., 11.00%, 3/15/21 (b)		2,158	2,492,490
The Dun & Bradstreet Corp., 3.25%, 12/01/17		5,750	5,945,534

			8,438,024
Real Estate Investment Trusts (REITs) — 2.8%
AvalonBay Communities, Inc., 6.10%, 3/15/20 (c)		10,000	11,642,330
DDR Corp.:
4.75%, 4/15/18		2,140	2,325,585
7.88%, 9/01/20		2,650	3,314,098
ERP Operating LP, 5.75%, 6/15/17 (c)		10,000	11,302,180
Felcor Lodging LP, 5.63%, 3/01/23		999	1,011,488
HCP, Inc., 5.38%, 2/01/21 (c)		3,450	3,904,275
Host Hotels & Resorts LP, Series D, 3.75%, 10/15/23		3,600	3,538,696
UDR, Inc., 4.25%, 6/01/18		5,225	5,593,472
Corporate Bonds	Par (000)		Value
Real Estate Investment Trusts (REITs) (concluded)
Ventas Realty LP/Ventas Capital Corp., 4.75%, 6/01/21 (c)	USD	3,835	$4,167,951

			46,800,075
Real Estate Management & Development — 0.7%
Lennar Corp., 4.75%, 11/15/22		1,805	1,759,875
Northwest Florida Timber Finance LLC, 4.75%, 3/04/29 (b)		4,485	4,423,107
Realogy Corp., 7.63%, 1/15/20 (b)(c)		2,085	2,324,775
Realogy Group LLC/Realogy Co-Issuer Corp., 4.50%, 4/15/19 (b)		1,147	1,152,735
Shea Homes LP/Shea Homes Funding Corp., 8.63%, 5/15/19		1,625	1,783,437

			11,443,929
Road & Rail — 1.6%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 2.99%, 12/01/17 (a)(b)		600	603,750
The Hertz Corp.:
4.25%, 4/01/18		983	1,014,947
6.75%, 4/15/19		1,167	1,251,607
5.88%, 10/15/20		925	980,500
7.38%, 1/15/21		310	341,388
6.25%, 10/15/22		1,560	1,669,200
Norfolk Southern Corp., 6.00%, 3/15/05 (c)		17,200	20,200,093

			26,061,485
Semiconductors & Semiconductor Equipment — 0.5%
KLA-Tencor Corp., 6.90%, 5/01/18 (c)		5,515	6,469,569
NXP BV/NXP Funding LLC, 5.75%, 2/15/21 (b)		1,655	1,750,163

			8,219,732
Software — 0.4%
Infor US, Inc., 9.38%, 4/01/19		2,190	2,458,275
Nuance Communications, Inc., 5.38%, 8/15/20 (b)		4,435	4,468,263

			6,926,538
Specialty Retail — 1.0%
AutoNation, Inc., 6.75%, 4/15/18		6,125	7,043,750
L Brands, Inc., 7.00%, 5/01/20		3,050	3,477,000
New Academy Finance Co. LLC/New Academy Finance Corp., 8.00% (8.00% Cash or 8.75% PIK) 6/15/18 (b)(i)		485	497,130
QVC, Inc., 7.38%, 10/15/20 (b)		355	382,269
VF Corp., 5.95%, 11/01/17 (c)		5,000	5,740,035

			17,140,184
Textiles, Apparel & Luxury Goods — 0.2%
SIWF Merger Sub, Inc., 6.25%, 6/01/21 (b)		1,674	1,740,960
The William Carter Co., 5.25%, 8/15/21 (b)		1,406	1,455,210

			3,196,170
Tobacco — 1.9%
Altria Group, Inc., 10.20%, 2/06/39 (c)		13,392	22,377,376
Lorillard Tobacco Co., 3.50%, 8/04/16		8,375	8,829,762

			31,207,138
Trading Companies & Distributors — 0.7%
Doric Nimrod Air Alpha 2013-1 Pass-Through Trust (b):
6.13%, 11/30/19		4,000	4,190,000
5.25%, 5/30/23		3,000	3,142,500
Doric Nimrod Air Finance Alpha Ltd. 2012-1 Class A Pass-Through Trust, 5.13%, 11/30/24 (b)		3,435	3,575,062

			10,907,562

See Notes to Financial Statements.

16	SEMI-ANNUAL REPORT	APRIL 30, 2014

Schedule of Investments (continued)	BlackRock Credit Allocation Income Trust (BTZ) (Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Transportation Infrastructure — 0.9%
CEVA Group PLC (b):
4.00%, 5/01/18	USD	3,310	$3,094,850
7.00%, 3/01/21		1,067	1,097,676
Penske Truck Leasing Co. LP/PTL Finance Corp., 4.88%, 7/11/22 (b)		10,500	11,242,917

			15,435,443
Wireless Telecommunication Services — 5.6%
America Movil SAB de C.V. (c):
2.38%, 9/08/16		12,495	12,845,135
3.13%, 7/16/22		1,275	1,232,498
American Tower Corp.:
4.50%, 1/15/18		6,500	7,027,345
3.40%, 2/15/19		2,000	2,062,246
5.05%, 9/01/20		500	539,159
5.90%, 11/01/21 (c)		3,770	4,271,881
Crown Castle International Corp., 5.25%, 1/15/23		1,880	1,931,700
Crown Castle Towers LLC (b):
5.50%, 1/15/37		4,000	4,333,200
4.17%, 8/15/37		3,000	3,196,569
6.11%, 1/15/40		4,555	5,272,034
Digicel Group Ltd., 8.25%, 9/30/20 (b)		3,440	3,663,600
Digicel Ltd., 6.00%, 4/15/21 (b)		1,285	1,301,063
SBA Tower Trust, 5.10%, 4/15/42 (b)		13,975	14,959,511
Sprint Communications, Inc. (b):
9.00%, 11/15/18		5,290	6,447,188
7.00%, 3/01/20		9,302	10,732,182
Sprint Corp. (b):
7.88%, 9/15/23		3,630	4,002,075
7.13%, 6/15/24		1,625	1,706,250
T-Mobile USA, Inc.:
6.63%, 4/28/21		2,680	2,894,400
6.73%, 4/28/22		2,495	2,691,481
6.84%, 4/28/23		1,405	1,512,131

			92,621,648
Total Corporate Bonds — 112.8%			1,882,387,238

Foreign Agency Obligations
Indonesia Government International Bond, 5.88%, 1/15/24 (b)		4,400	4,763,000
Mexico Government International Bond, 4.75%, 3/08/44		2,300	2,219,500
Total Foreign Agency Obligations — 0.4%			6,982,500

Municipal Bonds
City of Chicago Illinois, Refunding ARB, O’Hare International Airport, General Third Lien, Build America Bonds, Series B, 6.85%, 1/01/38		5,000	5,424,450
Metropolitan Transportation Authority, RB, Build America Bonds, 6.55%, 11/15/31		10,000	12,178,000
Total Municipal Bonds — 1.1%			17,602,450

U.S. Government Sponsored Agency Securities — 0.2%
Agency Obligations — 0.2%
Fannie Mae, 0.00%, 10/09/19 (c)(j)		3,945	3,424,217
U.S. Treasury Obligations — 5.3%	Par (000)		Value
U.S. Treasury Note, 2.75%, 2/15/24 (c)	USD	88,430	$89,203,762

Preferred Securities

Capital Trusts
Capital Markets — 1.4%
Ameriprise Financial, Inc., 7.52%, 6/01/66 (a)(c)		3,000	3,330,000
The Goldman Sachs Group, Inc., Series L, 5.70% (a)(d)		2,950	3,012,688
State Street Capital Trust IV, 1.23%, 6/01/77 (a)(c)		20,845	17,353,463

			23,696,151
Commercial Banks — 2.6%
Barclays Bank PLC (a)(b)(d):
5.93%		2,125	2,263,125
7.43%		2,225	2,486,438
BNP Paribas SA, 7.20% (a)(b)(c)(d)		5,000	5,600,000
Credit Agricole SA, 8.38% (a)(b)(d)		5,000	5,800,000
HSBC Capital Funding LP, 10.18% (a)(b)(c)(d)		11,835	17,279,100
M&T Capital Trust II, 8.28%, 6/01/27		4,540	4,614,574
Wells Fargo & Co., Series S, 5.90% (a)(d)		4,640	4,751,824

			42,795,061
Diversified Financial Services — 3.5%
Bank of America NA, Series U, 5.20% (a)(d)		9,000	8,460,000
Citigroup, Inc., Series M, 6.30% (a)(d)		5,000	4,981,250
General Electric Capital Corp. (a)(d):
Series B, 6.25%		9,100	9,884,875
Series C, 5.25% (c)		3,000	2,958,750
JPMorgan Chase & Co. (a)(d):
6.75%		7,775	8,241,500
Series Q, 5.15%		4,000	3,785,000
Series R, 6.00% (c)		17,780	17,691,100
Morgan Stanley, Series H, 5.45% (a)(d)		2,200	2,219,250

			58,221,725
Electric Utilities — 0.5%
PPL Capital Funding, Inc., Series A, 6.70%, 3/30/67 (a)		8,300	8,383,000
Insurance — 7.3%
ACE Capital Trust II, 9.70%, 4/01/30		7,000	10,281,068
AIG Life Holdings, Inc., 8.50%, 7/01/30		500	659,109
American International Group, Inc., 8.18%, 5/15/68 (a)		3,755	5,022,313
The Allstate Corp., 6.50%, 5/15/67 (a)(c)		10,400	11,206,000
AXA SA (a)(b)(d):
6.38%		4,900	5,255,250
6.46%		6,000	6,432,000
Bank One Capital III, 8.75%, 9/01/30 (c)		2,000	2,673,020
The Chubb Corp., 6.38%, 3/29/67 (a)(c)		7,400	8,214,000
Farmers Exchange Capital II, 6.15%, 11/01/53 (a)(b)		4,890	5,391,416
Great-West Life & Annuity Insurance Capital LP II, 7.15%, 5/16/46 (a)(b)(c)		500	517,500
Hartford Financial Services Group, Inc., 8.13%, 6/15/68 (a)		3,500	4,130,000
ING US, Inc., 5.65%, 5/15/53 (a)		4,750	4,749,525
Liberty Mutual Group, Inc., 10.75%, 6/15/88 (a)(b)		8,325	12,570,750
Lincoln National Corp., 7.00%, 5/17/66 (a)		9,005	9,344,488
MetLife, Inc., 6.40%, 12/15/66		9,775	10,605,875
Prudential Financial, Inc., 5.88%, 9/15/42 (a)(c)		6,100	6,420,250

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	APRIL 30, 2014	17

Schedule of Investments (continued)	BlackRock Credit Allocation Income Trust (BTZ) (Percentages shown are based on Net Assets)

Capital Trusts	Par (000)		Value
Insurance (concluded)
Reinsurance Group of America, Inc., 6.75%, 12/15/65 (a)	USD	12,000	$12,180,000
Swiss Re Capital I LP, 6.85% (a)(b)(c)(d)		4,450	4,761,500
XL Group PLC, Series E, 6.50% (a)(d)		1,920	1,891,200

			122,305,264
Multi-Utilities — 0.3%
Dominion Resources, Inc., 7.50%, 6/30/66 (a)		4,400	4,774,000
Oil, Gas & Consumable Fuels — 1.4%
Enterprise Products Operating LLC (a):
7.00%, 6/01/67		2,500	2,637,500
Series A, 8.38%, 8/01/66		9,325	10,560,562
TransCanada PipeLines Ltd., 6.35%, 5/15/67		9,400	9,764,250

			22,962,312
Real Estate Investment Trusts (REITs) — 0.5%
Sovereign Real Estate Investment Trust, 12.00% (b)		7,000	8,771,210
Road & Rail — 0.4%
BNSF Funding Trust I, 6.61%, 12/15/55 (a)		6,125	6,768,125
Total Capital Trusts — 17.9%			298,676,848

Preferred Stocks
Capital Markets — 0.6%
The Goldman Sachs Group, Inc., 5.50% (a)		162,450	3,838,693
SCE Trust III, 5.75% (a)		31,650	816,887
State Street Corp., Series D, 5.90% (a)		220,495	5,724,050

			10,379,630
Commercial Banks — 0.7%
Wells Fargo & Co., 5.85% (a)		438,900	11,126,115
Consumer Finance — 0.0%
Ally Financial, Inc., Series A, 8.50% (a)		24,509	662,723
Diversified Financial Services — 0.3%
Citigroup, Inc., Series K, 6.88% (a)		206,000	5,526,980
Electric Utilities — 0.1%
Entergy Louisiana LLC, 5.25%		90,000	2,205,900
Insurance — 0.2%
The Allstate Corp., Series E, 6.63%		119,407	3,081,895
Machinery — 0.1%
Stanley Black & Decker, Inc., 6.25% (k)		11,107	1,242,096
Media — 0.4%
NBCUniversal Enterprise, Inc., 5.25% (b)(d)		5,600	5,824,000
Preferred Stocks	Par (000)		Value
Real Estate Investment Trusts (REITs) — 0.2%
Ventas Realty LP/Ventas Capital Corp., 5.45%	USD	75,000	$1,834,500
Vornado Realty Trust, Series K, 5.70%		50,000	1,183,000

			3,017,500
Wireless Telecommunication Services — 1.2%
Centaur Funding Corp., Series B, 9.08% (b)		15,143	18,819,910
Crown Castle International Corp., Series A, 4.50% (k)		8,192	817,889

			19,637,799
Total Preferred Stocks — 3.8%			62,704,638

Trust Preferred — 0.6%
Diversified Financial Services — 0.6%
GMAC Capital Trust I, Series 2, 8.13%, 2/15/40 (a)		353,111	9,555,600
Total Preferred Securities — 22.2%			370,937,086
Total Long-Term Investments (Cost — $2,224,539,795) — 142.8%			2,382,574,953

Short-Term Securities		Shares
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.03% (l)(m)		2,444,842	2,444,842
Total Short-Term Securities (Cost — $2,444,842) — 0.1%			2,444,842

Options Purchased
(Cost — $8,311,840) — 0.3%			5,711,184
Total Investments Before Options Written (Cost — $2,235,296,477) — 143.2%			2,390,730,979

Options Written
(Premiums Received — $6,393,785) — (0.2)%			(3,658,725)
Total Investments, Net of Options Written — 143.0%			2,387,072,254
Liabilities in Excess of Other Assets — (43.0)%			(718,035,368)

Net Assets — 100.0%			$1,669,036,886

Notes to Schedule of Investments

(a)	Variable rate security. Rate shown is as of report date.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of security has been pledged as collateral in connection with outstanding reverse repurchase agreements.

(d)	Security is perpetual in nature and has no stated maturity date.

(e)	Non-income producing security.

(f)	Issuer filed for bankruptcy and/or is in default of principal and/or interest payments.

(g)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown is as of report date.

See Notes to Financial Statements.

18	SEMI-ANNUAL REPORT	APRIL 30, 2014

Schedule of Investments (continued)	BlackRock Credit Allocation Income Trust (BTZ)

(h)	When-issued security. Unsettled when-issued transactions were as follows:

Counterparty	Value	Unrealized Appreciation
J.P. Morgan Securities LLC	$9,213,750	$213,750

(i)	Represents a payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.

(j)	Zero-coupon bond.

(k)	Convertible security.

(l)	Investments in issuers considered to be an affiliate of the Trust during the six months ended April 30, 2014, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliate	Shares Held at October 31, 2013	Net Activity	Shares Held at April 30, 2014	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	3,999,467	(1,554,625)	2,444,842	$1,468

(m)	Represents the current yield as of report date.

•

For Trust compliance purposes, the Trust’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

•	Reverse repurchase agreements outstanding as of April 30, 2014 were as follows:

Counterparty	Interest Rate	Trade Date	Maturity Date[1]	Face Value	Face Value Including Accrued Interest
Credit Suisse Securities (USA) LLC	0.35%	1/29/13	Open	$14,670,000	$14,735,180
BNP Paribas Securities Corp.	0.34%	2/28/13	Open	8,705,000	8,740,105
UBS Securities LLC	0.35%	3/12/13	Open	6,132,500	6,157,183
BNP Paribas Securities Corp.	0.34%	3/21/13	Open	12,292,000	12,339,133
Credit Suisse Securities (USA) LLC	0.35%	3/28/13	Open	10,309,438	10,349,430
UBS Securities LLC	0.32%	3/28/13	Open	2,249,437	2,257,416
UBS Securities LLC	0.34%	3/28/13	Open	5,572,612	5,593,612
Barclays Capital, Inc.	0.35%	4/02/13	Open	6,163,125	6,186,673
Barclays Capital, Inc.	0.35%	4/02/13	Open	1,205,312	1,209,918
Barclays Capital, Inc.	0.35%	4/02/13	Open	2,858,194	2,869,114
BNP Paribas Securities Corp.	0.35%	4/02/13	Open	5,810,000	5,832,199
BNP Paribas Securities Corp.	0.37%	4/02/13	Open	582,647	585,000
Credit Suisse Securities (USA) LLC	0.35%	4/02/13	Open	10,825,000	10,866,361
Credit Suisse Securities (USA) LLC	0.35%	4/02/13	Open	7,353,913	7,382,011
Credit Suisse Securities (USA) LLC	0.35%	4/02/13	Open	8,703,625	8,736,880
Credit Suisse Securities (USA) LLC	0.35%	4/02/13	Open	1,143,000	1,147,367
Credit Suisse Securities (USA) LLC	0.35%	4/02/13	Open	7,339,594	7,367,637
Credit Suisse Securities (USA) LLC	0.35%	4/02/13	Open	2,639,763	2,649,849
Credit Suisse Securities (USA) LLC	0.35%	4/02/13	Open	15,710,963	15,770,991
Credit Suisse Securities (USA) LLC	0.35%	4/02/13	Open	6,912,938	6,939,351
Credit Suisse Securities (USA) LLC	0.35%	4/02/13	Open	5,351,062	5,371,508
Credit Suisse Securities (USA) LLC	0.35%	4/02/13	Open	2,915,000	2,926,138
Credit Suisse Securities (USA) LLC	0.35%	4/02/13	Open	6,173,719	6,197,308
Credit Suisse Securities (USA) LLC	0.35%	4/02/13	Open	20,623,680	20,702,480
Credit Suisse Securities (USA) LLC	0.35%	4/02/13	Open	5,266,462	5,286,585
Credit Suisse Securities (USA) LLC	0.35%	4/02/13	Open	12,448,144	12,495,706
Credit Suisse Securities (USA) LLC	0.35%	4/02/13	Open	3,007,500	3,018,991
Credit Suisse Securities (USA) LLC	0.35%	4/02/13	Open	5,154,000	5,173,693
Credit Suisse Securities (USA) LLC	0.35%	4/02/13	Open	837,900	841,101
Credit Suisse Securities (USA) LLC	0.35%	4/02/13	Open	872,969	876,304
Credit Suisse Securities (USA) LLC	0.35%	4/02/13	Open	1,252,295	1,257,080
Credit Suisse Securities (USA) LLC	0.35%	4/02/13	Open	7,590,500	7,619,502
Credit Suisse Securities (USA) LLC	0.35%	4/02/13	Open	3,747,562	3,761,881
Credit Suisse Securities (USA) LLC	0.35%	4/02/13	Open	3,633,656	3,647,540
Credit Suisse Securities (USA) LLC	0.35%	4/02/13	Open	860,781	864,070
Credit Suisse Securities (USA) LLC	0.35%	4/02/13	Open	4,077,375	4,092,954
Credit Suisse Securities (USA) LLC	0.35%	4/02/13	Open	8,587,500	8,620,311
Credit Suisse Securities (USA) LLC	0.35%	4/02/13	Open	3,567,375	3,581,005
Credit Suisse Securities (USA) LLC	0.35%	4/02/13	Open	11,181,744	11,224,467
Credit Suisse Securities (USA) LLC	0.35%	4/02/13	Open	2,285,625	2,294,358
Credit Suisse Securities (USA) LLC	0.35%	4/02/13	Open	2,880,000	2,891,004
Credit Suisse Securities (USA) LLC	0.35%	4/02/13	Open	3,664,406	3,678,407

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	APRIL 30, 2014	19

Schedule of Investments (continued)	BlackRock Credit Allocation Income Trust (BTZ)

Reverse repurchase agreements outstanding as of April 30, 2014 were as follows (continued):

Counterparty	Interest Rate	Trade Date	Maturity Date[1]	Face Value	Face Value Including Accrued Interest
Credit Suisse Securities (USA) LLC	0.35%	4/02/13	Open	$8,018,569	$8,049,206
Credit Suisse Securities (USA) LLC	0.35%	4/02/13	Open	597,400	599,683
Credit Suisse Securities (USA) LLC	0.35%	4/02/13	Open	4,604,531	4,622,124
Credit Suisse Securities (USA) LLC	0.35%	4/02/13	Open	3,695,812	3,709,934
Credit Suisse Securities (USA) LLC	0.35%	4/02/13	Open	476,875	478,697
Credit Suisse Securities (USA) LLC	0.35%	4/02/13	Open	4,197,375	4,213,412
Credit Suisse Securities (USA) LLC	0.35%	4/02/13	Open	532,125	534,158
Barclays Capital, Inc.	0.35%	4/10/13	Open	12,018,000	12,063,101
UBS Securities LLC	0.32%	4/12/13	Open	6,936,000	6,959,675
Credit Suisse Securities (USA) LLC	0.35%	4/23/13	Open	7,076,875	7,102,539
BNP Paribas Securities Corp.	0.33%	5/02/13	Open	5,707,000	5,726,042
Barclays Capital, Inc.	0.35%	6/24/13	Open	4,788,764	4,803,243
Credit Suisse Securities (USA) LLC	0.35%	8/23/13	Open	2,055,000	2,060,015
BNP Paribas Securities Corp.	0.33%	8/27/13	Open	5,068,000	5,079,475
BNP Paribas Securities Corp.	0.34%	9/27/13	Open	13,964,000	13,992,487
BNP Paribas Securities Corp.	0.34%	10/16/13	Open	2,822,000	2,827,250
BNP Paribas Securities Corp.	0.34%	10/17/13	Open	9,057,000	9,073,766
BNP Paribas Securities Corp.	0.34%	10/17/13	Open	10,273,000	10,292,016
Barclays Capital, Inc.	0.35%	10/21/13	Open	8,379,000	8,394,559
Barclays Capital, Inc.	0.35%	10/21/13	Open	4,856,000	4,865,017
Barclays Capital, Inc.	0.35%	10/21/13	Open	2,419,000	2,423,492
Barclays Capital, Inc.	0.35%	10/21/13	Open	5,066,000	5,075,407
Barclays Capital, Inc.	0.35%	10/21/13	Open	2,280,000	2,284,234
Barclays Capital, Inc.	0.35%	10/21/13	Open	718,000	719,333
Barclays Capital, Inc.	0.35%	10/21/13	Open	4,589,000	4,597,522
UBS Securities LLC	0.32%	10/21/13	Open	8,430,000	8,444,312
UBS Securities LLC	0.34%	10/21/13	Open	4,669,000	4,677,422
UBS Securities LLC	0.34%	10/21/13	Open	1,233,750	1,235,976
UBS Securities LLC	0.34%	10/21/13	Open	685,156	686,392
UBS Securities LLC	0.35%	10/21/13	Open	11,025,000	11,045,473
UBS Securities LLC	0.35%	10/21/13	Open	22,649,375	22,691,434
UBS Securities LLC	0.35%	10/21/13	Open	5,037,500	5,046,854
UBS Securities LLC	0.35%	10/21/13	Open	3,180,469	3,186,375
UBS Securities LLC	0.36%	10/21/13	Open	7,634,325	7,648,907
BNP Paribas Securities Corp.	0.34%	10/22/13	Open	4,274,000	4,281,710
BNP Paribas Securities Corp.	0.34%	10/22/13	Open	6,120,000	6,131,040
BNP Paribas Securities Corp.	0.34%	10/22/13	Open	5,428,000	5,437,792
Credit Suisse Securities (USA) LLC	0.35%	10/22/13	Open	17,741,250	17,774,022
Credit Suisse Securities (USA) LLC	0.35%	10/22/13	Open	16,593,750	16,624,402
UBS Securities LLC	(0.50)%	10/22/13	Open	2,019,844	2,014,514
UBS Securities LLC	0.34%	10/22/13	Open	10,054,125	10,072,167
UBS Securities LLC	0.35%	10/22/13	Open	1,095,000	1,097,023
UBS Securities LLC	0.35%	10/22/13	Open	5,896,750	5,907,643
UBS Securities LLC	0.35%	10/22/13	Open	10,039,500	10,058,045
Deutsche Bank Securities, Inc.	0.34%	10/23/13	Open	2,763,000	2,767,958
Deutsche Bank Securities, Inc.	0.34%	10/23/13	Open	5,185,000	5,194,304
BNP Paribas Securities Corp.	0.34%	10/25/13	Open	3,154,000	3,159,600
BNP Paribas Securities Corp.	0.10%	10/30/13	Open	3,331,000	3,332,684
Deutsche Bank Securities, Inc.	0.35%	10/31/13	Open	2,876,000	2,881,089
Deutsche Bank Securities, Inc.	0.35%	11/26/13	Open	4,540,000	4,546,886
BNP Paribas Securities Corp.	0.36%	1/08/14	Open	9,720,000	9,730,984
UBS Securities LLC	0.32%	2/05/14	Open	956,709	957,432
UBS Securities LLC	0.33%	2/10/14	Open	6,197,000	6,201,488
Deutsche Bank Securities, Inc.	(0.14)%	2/27/14	Open	60,600,000	60,595,926
Barclays Capital, Inc.	0.35%	2/28/14	Open	7,944,000	7,948,788
BNP Paribas Securities Corp.	0.34%	3/13/14	Open	3,977,000	3,978,840
BNP Paribas Securities Corp.	0.34%	3/17/14	Open	9,813,000	9,817,171
RBC Capital Markets LLC	0.34%	3/31/14	Open	3,285,000	3,285,962
RBC Capital Markets LLC	0.34%	4/01/14	Open	3,234,275	3,235,191
Deutsche Bank Securities, Inc.	0.11%	4/16/14	Open	3,400,000	3,400,145
Deutsche Bank Securities, Inc.	(0.25)%	4/21/14	Open	2,068,000	2,067,870
Deutsche Bank Securities, Inc.	0.34%	4/21/14	Open	10,112,000	10,112,862
Deutsche Bank Securities, Inc.	0.34%	4/21/14	Open	6,386,000	6,386,544
Deutsche Bank Securities, Inc.	0.35%	4/21/14	Open	1,951,000	1,951,171

See Notes to Financial Statements.

20	SEMI-ANNUAL REPORT	APRIL 30, 2014

Schedule of Investments (continued)	BlackRock Credit Allocation Income Trust (BTZ)

Reverse repurchase agreements outstanding as of April 30, 2014 were as follows (concluded):

Counterparty	Interest Rate	Trade Date	Maturity Date[1]	Face Value	Face Value Including Accrued Interest
Deutsche Bank Securities, Inc.	0.35%	4/21/14	Open	$4,526,000	$4,526,397
Deutsche Bank Securities, Inc.	0.35%	4/21/14	Open	7,912,000	7,912,694
Deutsche Bank Securities, Inc.	0.35%	4/21/14	Open	5,922,000	5,922,519
Deutsche Bank Securities, Inc.	0.06%	4/22/14	Open	21,226,844	21,227,162
Deutsche Bank Securities, Inc.	0.07%	4/23/14	Open	6,067,500	6,067,594
Deutsche Bank Securities, Inc.	0.06%	4/29/14	Open	1,346,681	1,346,686
Citigroup Global Markets, Inc.	(0.10)%	4/30/14	Open	1,809,750	1,809,745
RBC Capital Markets LLC	0.34%	4/30/14	Open	8,085,000	8,085,076
RBC Capital Markets LLC	0.34%	4/30/14	Open	4,975,000	4,975,047
Total				$740,524,195	$742,171,508

[1] Certain agreements have no stated maturity and can be terminated by either party at any time.

•	Financial futures contracts outstanding as of April 30, 2014 were as follows:

Contracts Purchased (Sold)	Issue	Exchange	Expiration	Notional Value		Unrealized Appreciation (Depreciation)
390	2-Year U.S. Treasury Note	Chicago Board of Trade	June 2014	USD	85,751,250	$3,263
2,203	5-Year U.S. Treasury Note	Chicago Board of Trade	June 2014	USD	263,155,234	700,488
155	Ultra Long-Term U.S. Treasury Bond	Chicago Board of Trade	June 2014	USD	22,828,594	860,246
(1,915)	10-Year U.S. Treasury Note	Chicago Board of Trade	June 2014	USD	238,267,891	(931,627)
(323)	U.S. Treasury Long Bond	Chicago Board of Trade	June 2014	USD	43,584,812	(667,517)
Total						$(35,147)

•	OTC interest rate swaptions purchased as of April 30, 2014 were as follows:

Description	Counterparty	Put/ Call	Exercise Rate	Pay/Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount (000)		Market Value
5-Year Interest Rate Swap	Deutsche Bank AG	Call	1.75%	Receive	3-month LIBOR	7/11/14	USD	102,100	$300,516
30-Year Interest Rate Swap	Royal Bank of Scotland PLC	Call	3.25%	Receive	3-month LIBOR	7/11/14	USD	8,300	49,359
30-Year Interest Rate Swap	Barclays Bank PLC	Call	3.25%	Receive	3-month LIBOR	8/01/14	USD	8,300	62,677
10-Year Interest Rate Swap	Barclays Bank PLC	Put	3.30%	Pay	3-month LIBOR	8/22/14	USD	230,000	899,875
5-Year Interest Rate Swap	JPMorgan Chase Bank N.A.	Put	4.50%	Pay	3-month LIBOR	8/07/18	USD	203,300	4,398,757
Total									$5,711,184

•	OTC interest rate swaptions written as of April 30, 2014 were as follows:

Description	Counterparty	Put/ Call	Exercise Rate	Pay/Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount (000)		Market Value
5-Year Interest Rate Swap	JPMorgan Chase Bank N.A.	Put	6.00%	Receive	3-month LIBOR	8/07/18	USD	406,600	$(3,658,725)

•	Centrally cleared interest rate swaps outstanding as of April 30, 2014 were as follows:

Fixed Rate	Floating Rate	Clearinghouse	Expiration Date	Notional Amount (000)	Unrealized Appreciation (Depreciation)
0.49%[2]	3-month LIBOR	Chicago Mercantile	1/16/16	USD 47,200	$(54,059)
1.45%[2]	3-month LIBOR	Chicago Mercantile	10/28/18	USD 13,800	78,158
1.78%[2]	3-month LIBOR	Chicago Mercantile	1/17/19	USD 22,900	(127,646)
2.21%[2]	3-month LIBOR	Clearnet U.S.A.	10/18/20	USD 65,000	(184,437)
2.79%[2]	3-month LIBOR	Chicago Mercantile	10/11/23	USD 68,000	(653,225)
2.79%[2]	3-month LIBOR	Chicago Mercantile	11/18/23	USD 10,600	(88,374)
3.03%[2]	3-month LIBOR	Chicago Mercantile	1/08/24	USD 10,900	(306,569)
2.79%[2]	3-month LIBOR	Chicago Mercantile	5/01/24	USD 45,400	(169,517)
2.82%[3]	3-month LIBOR	Chicago Mercantile	5/01/24	USD 45,400	266,945
3.71%[2]	3-month LIBOR	Chicago Mercantile	10/18/43	USD 29,000	(1,549,145)
Total					$(2,787,869)

[2] Trust pays the fixed rate and receives the floating rate.
[3] Trust pays the floating rate and receives the fixed rate.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	APRIL 30, 2014	21

Schedule of Investments (continued)	BlackRock Credit Allocation Income Trust (BTZ)

•	OTC credit default swaps — buy protection outstanding as of April 30, 2014 were as follows:

Issuer	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)	Market Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
The New York Times Co.	1.00%	Barclays Bank PLC	12/20/16	USD 1,725	$(23,615)	$63,702	$(87,317)
Southwest Airlines Co.	1.00%	Goldman Sachs Bank USA	12/20/16	USD 2,535	(46,394)	63,889	(110,283)
Southwest Airlines Co.	1.00%	Goldman Sachs International	12/20/16	USD 1,465	(26,837)	36,922	(63,759)
Southwest Airlines Co.	1.00%	Royal Bank of Scotland PLC	12/20/16	USD 4,000	(76,984)	109,646	(186,630)
Staples, Inc.	1.00%	JPMorgan Chase Bank N.A.	3/20/17	USD 1,030	2,244	1,455	789
Staples, Inc.	1.00%	JPMorgan Chase Bank N.A.	3/20/17	USD 3,970	8,652	—	8,652
STMicro Electronics NV	1.00%	Barclays Bank PLC	6/20/17	EUR 1,500	(31,338)	39,193	(70,531)
Cigna Corp.	1.00%	Goldman Sachs Bank USA	9/20/17	USD 4,500	(115,257)	(7,310)	(107,947)
Cigna Corp.	1.00%	Goldman Sachs International	9/20/17	USD 2,800	(71,716)	(4,549)	(67,167)
General Dynamic Corp.	1.00%	Credit Suisse International	9/20/17	USD 5,585	(159,704)	(94,170)	(65,534)
Humana, Inc.	1.00%	Goldman Sachs Bank USA	9/20/17	USD 4,500	(95,923)	50,310	(146,233)
Humana, Inc.	1.00%	Goldman Sachs International	9/20/17	USD 2,800	(59,685)	31,304	(90,989)
Lockheed Martin Corp.	1.00%	Credit Suisse International	9/20/17	USD 5,585	(159,902)	(32,767)	(127,135)
Northrop Grumman Corp.	1.00%	Credit Suisse International	9/20/17	USD 4,715	(135,956)	(73,139)	(62,817)
Raytheon Co.	1.00%	Credit Suisse International	9/20/17	USD 4,715	(135,997)	(77,908)	(58,089)
Hewlett-Packard Co.	1.00%	JPMorgan Chase Bank N.A.	12/20/18	USD 6,000	(74,741)	166,826	(241,567)
Citigroup, Inc.	1.00%	Deutsche Bank AG	3/20/19	USD 16,700	(250,596)	(69,714)	(180,882)
Hewlett-Packard Co.	1.00%	JPMorgan Chase Bank N.A.	3/20/19	USD 4,000	(41,949)	45,591	(87,540)
YUM! Brands, Inc.	1.00%	Deutsche Bank AG	3/20/19	USD 20,000	(489,192)	(365,594)	(123,598)
Kohl’s Corp.	1.00%	JPMorgan Chase Bank N.A.	6/20/19	USD 5,345	97,722	110,042	(12,320)
Total					$(1,887,168)	$(6,271)	$(1,880,897)

•	OTC credit default swaps — sold protection outstanding as of April 30, 2014 were as follows:

Issuer	Receive Fixed Rate	Counterparty	Expiration Date	Credit Rating[1]	Notional Amount (000)[2]	Market Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Anadarko Petroleum Corp.	1.00%	Credit Suisse International	6/20/17	BBB-	USD 2,425	$53,246	$(76,276)	$129,522
Anadarko Petroleum Corp.	1.00%	Morgan Stanley Capital Services LLC	6/20/17	BBB-	USD 10	219	(348)	567
Anadarko Petroleum Corp.	1.00%	UBS AG	6/20/17	BBB-	USD 994	21,826	(34,006)	55,832
Comcast Corp.	1.00%	Credit Suisse International	9/20/17	A-	USD 12,200	318,327	35,674	282,653
UnitedHealth Group, Inc.	1.00%	Goldman Sachs Bank USA	9/20/17	A	USD 4,500	113,122	(7,279)	120,401
UnitedHealth Group, Inc.	1.00%	Goldman Sachs International	9/20/17	A	USD 2,800	70,388	(4,529)	74,917
WellPoint, Inc.	1.00%	Goldman Sachs Bank USA	9/20/17	A-	USD 4,500	94,753	(28,932)	123,685
WellPoint, Inc.	1.00%	Goldman Sachs International	9/20/17	A-	USD 2,800	58,958	(18,002)	76,960
MetLife, Inc.	1.00%	Deutsche Bank AG	3/20/18	A-	USD 3,025	66,577	(95,438)	162,015
PSEG Power LLC	1.00%	JPMorgan Chase Bank N.A.	9/20/18	BBB+	USD 5,850	66,680	(48,163)	114,843
PSEG Power LLC	1.00%	JPMorgan Chase Bank N.A.	9/20/18	BBB+	USD 4,300	49,013	(23,091)	72,104
PSEG Power LLC	1.00%	JPMorgan Chase Bank N.A.	9/20/18	BBB+	USD 2,750	31,345	(5,667)	37,012
Bank of America Corp.	1.00%	Deutsche Bank AG	3/20/19	A-	USD 16,700	273,750	124,301	149,449
Staples, Inc.	1.00%	JPMorgan Chase Bank N.A.	3/20/19	BBB	USD 1,030	(63,956)	(60,860)	(3,096)
Staples, Inc.	1.00%	JPMorgan Chase Bank N.A.	3/20/19	BBB	USD 3,970	(246,509)	(226,476)	(20,033)
Total						$907,739	$(469,092)	$1,376,831

[1] Using S&P’s rating of the issuer.
[2] The maximum potential amount the Trust may pay should a negative credit event take place as defined under the terms of the agreement.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments, please refer to Note 2 of the Notes to Financial Statements.

See Notes to Financial Statements.

22	SEMI-ANNUAL REPORT	APRIL 30, 2014

Schedule of Investments (concluded)	BlackRock Credit Allocation Income Trust (BTZ)

The following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy as of April 30, 2014:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	—	$12,037,700	—	$12,037,700
Corporate Bonds	—	1,861,029,131	$21,358,107	1,882,387,238
Foreign Agency Obligations	—	6,982,500	—	6,982,500
Municipal Bonds	—	17,602,450	—	17,602,450
U.S. Government Sponsored Agency Securities	—	3,424,217	—	3,424,217
U.S. Treasury Obligations	—	89,203,762	—	89,203,762
Preferred Securities	$47,616,328	323,320,758	—	370,937,086
Short-Term Securities	2,444,842	—	—	2,444,842
Options Purchased:
Interest Rate Contracts	—	5,711,184	—	5,711,184

Total	$50,061,170	$2,319,311,702	$21,358,107	$2,390,730,979

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Credit contracts	—	$1,409,401	—	$1,409,401
Interest rate contracts	$1,563,997	345,103	—	1,909,100
Liabilities:
Credit contracts	—	(1,913,467)	—	(1,913,467)
Interest rate contracts	(1,599,144)	(6,791,697)	—	(8,390,841)

Total	$(35,147)	$(6,950,660)	—	$(6,985,807)

[1]   Derivative financial instruments are swaps, financial futures contracts and options written. Swaps and financial futures contracts are valued at the unrealized appreciation/depreciation on the instrument and options written are shown at value.

The carrying amount or face value including accrued interest for certain of the Trust’s assets and/or liabilities approximates fair value for financial statement purposes. As of April 30, 2014, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Foreign currency at value	$1,047	—	—	$1,047
Cash pledged for centrally cleared swaps	7,220,000	—	—	7,220,000
Cash pledged for financial futures contracts	1,785,940	—	—	1,785,940
Liabilities:
Bank overdraft	—	$(785,713)	—	(785,713)
Cash received as collateral for OTC derivatives	—	(640,000)	—	(640,000)
Reverse repurchase agreements	—	(742,171,508)	—	(742,171,508)

Total	$9,006,987	$(743,597,221)	—	$(734,590,234)

There were no transfers between Level 1 and Level 2 during the six months ended April 30, 2014.

A reconciliation of Level 3 investments is presented when the Trust had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Asset-Backed Securities	Corporate Bonds	Total
Assets:
Opening Balance, as of October 31, 2013	$8,505,000	$16,746,250	$25,251,250
Transfers into Level 3	—	—	—
Transfers out of Level 3	(8,505,000)	—	(8,505,000)
Accrued discounts/premiums	—	—	—
Net realized gain (loss)	—	—	—
Net change in unrealized appreciation/depreciation[2,3]	—	194,894	194,894
Purchases	—	4,416,963	4,416,963
Sales	—	—	—

Closing Balance, as of April 30, 2014	—	$21,358,107	$21,358,107

Net change in unrealized appreciation/depreciation on investments still held at April 30, 2014[3]	—	$194,894	$194,894

[2] Included in the related net change in unrealized appreciation/depreciation in the Statements of Operations.

[3]   Any difference between Net change in unrealized appreciation/depreciation and Net change in unrealized appreciation/depreciation on investments still held at April 30, 2014 is generally due to investments no longer held or categorized as Level 3 at period end.

The Trust’s investments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	APRIL 30, 2014	23

Consolidated Schedule of Investments April 30, 2014 (Unaudited)	BlackRock Floating Rate Income Trust (BGT) (Percentages shown are based on Net Assets)

Common Stocks	Shares		Value
Auto Components — 0.0%
Lear Corp.		402	$33,390
Construction & Engineering — 0.0%
USI United Subcontractors		8,067	145,215
Diversified Consumer Services — 0.2%
Cengage Thomson Learning		19,588	707,616
Hotels, Restaurants & Leisure — 0.5%
BLB Worldwide Holdings, Inc.		50,832	1,566,286
Paper & Forest Products — 0.3%
Ainsworth Lumber Co. Ltd. (a)		220,483	756,367
Ainsworth Lumber Co. Ltd. (a)(b)		62,685	215,041

			971,408
Software — 0.4%
HMH Holdings/EduMedia		75,047	1,456,550
Total Common Stocks — 1.4%			4,880,465

Asset-Backed Securities	Par (000)
ACAS CLO Ltd., Series 2012-1A, Class D, 5.08%, 9/20/23 (b)(c)	USD	750	753,892
ALM Loan Funding (b)(c):
Series 2013-7R2A, Class B, 2.83%, 4/24/24		475	466,098
Series 2013-7RA, Class C, 3.68%, 4/24/24		1,280	1,238,071
Series 2013-7RA, Class D, 5.23%, 4/24/24		550	525,314
Apidos CDO XI, Series 2012-11A, Class D, 4.48%, 1/17/23 (b)(c)		500	501,394
Atrium CDO Corp., Series 9A, Class D, 3.73%, 2/28/24 (b)(c)		500	484,721
Carlyle Global Market Strategies CLO Ltd. (b)(c):
Series 2012-4A, Class D, 4.73%, 1/20/25		450	452,525
Series 2013-1A, Class C, 4.24%, 2/14/25		250	250,711
Cent CLO LP, Series 2013-17A, Class C, 3.72%, 1/30/25 (b)(c)		500	482,813
Fraser Sullivan CLO VII Ltd., Series 2012-7A, Class C, 4.23%, 4/20/23 (b)(c)		575	574,995
Goldentree Loan Opportunities VI Ltd., Series 2012-6A, Class D, 4.43%, 4/17/22 (b)(c)		950	949,983
ING Investment Management, Series 2012-2A, Class D, 4.78%, 10/15/22 (b)(c)		950	953,548
Madison Park Funding XI Ltd., Series 2013-11A, Class D, 3.73%, 10/23/25 (b)(c)		250	240,979
North End CLO Ltd., Series 2013-1A, Class D, 3.73%, 7/17/25 (b)(c)		500	479,886
Octagon Investment Partners XVII Ltd., Series 2013-1A, Class D, 3.44%, 10/25/25 (b)(c)		750	716,543
OZLM Funding Ltd., Series 2012-2A, Class C, 4.57%, 10/30/23 (b)(c)		500	501,391
Race Point CLO Ltd., Series 2012-6A, Class D, 4.74%, 5/24/23 (b)(c)		675	675,049
Symphony CLO Ltd., Class D (b)(c):
Series 2012-9A, 4.48%, 4/16/22		775	776,230
Series 2012-10A, 5.48%, 7/23/23		925	927,525
Total Asset-Backed Securities — 3.4%			11,951,668
Corporate Bonds	Par (000)		Value
Airlines — 0.6%
American Airlines Pass-Through Trust, Series 2013-2, Class C, 6.00%, 1/15/17 (b)	USD	600	$621,750
US Airways Pass-Through Trust, Series 2012-2, Class C, 5.45%, 6/03/18		1,585	1,628,587

			2,250,337
Auto Components — 0.2%
Icahn Enterprises LP/Icahn Enterprises Finance Corp. (b):
3.50%, 3/15/17		410	413,075
4.88%, 3/15/19		263	266,616

			679,691
Capital Markets — 0.4%
Blackstone CQP Holdco LP, 2.32%, 3/18/19		367	367,701
E*Trade Financial Corp., 0.00%, 8/31/19 (b)(d)(e)		439	953,179

			1,320,880
Commercial Services & Supplies — 0.2%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 2.99%, 12/01/17 (b)(c)		179	180,119
AWAS Aviation Capital Ltd., 7.00%, 10/17/16 (b)		418	431,752
United Rentals North America, Inc., 5.75%, 7/15/18		210	224,700

			836,571
Communications Equipment — 0.4%
Avaya, Inc., 7.00%, 4/01/19 (b)		232	230,840
Zayo Group LLC/Zayo Capital, Inc., 8.13%, 1/01/20		1,010	1,108,475

			1,339,315
Construction & Engineering — 0.1%
Safway Group Holding LLC/Safway Finance Corp., 7.00%, 5/15/18 (b)		237	251,220
Containers & Packaging — 0.3%
Ardagh Packaging Finance PLC:
7.38%, 10/15/17 (b)	EUR	400	585,989
7.38%, 10/15/17		300	439,491

			1,025,480
Diversified Financial Services — 0.2%
Ally Financial, Inc., 2.91%, 7/18/16 (c)	USD	875	896,348
Diversified Telecommunication Services — 0.3%
Level 3 Financing, Inc. (b):
3.82%, 1/15/18 (c)		607	616,105
6.13%, 1/15/21		337	353,850

			969,955
Household Durables — 0.0%
Berkline/Benchcraft LLC, 1.00%, 11/03/14 (a)(f)		400	—
Independent Power Producers & Energy Traders — 0.1%
Calpine Corp., 6.00%, 1/15/22 (b)		212	225,250
Media — 0.5%
NAI Entertainment Holdings/NAI Entertainment Holdings Finance Corp., 5.00%, 8/01/18 (b)		248	258,540
Numericable Group SA (b)(g):
4.88%, 5/15/19		929	938,290
6.00%, 5/15/22		512	524,160

			1,720,990

See Notes to Financial Statements.

24	SEMI-ANNUAL REPORT	APRIL 30, 2014

Consolidated Schedule of Investments (continued)	BlackRock Floating Rate Income Trust (BGT) (Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Oil, Gas & Consumable Fuels — 0.1%
EP Energy LLC/Everest Acquisition Finance, Inc., Series WI, 6.88%, 5/01/19	USD	385	$413,394
Road & Rail — 0.2%
Florida East Coast Holdings Corp., 6.75%, 5/01/19 (b)		535	549,712
Wireless Telecommunication Services — 0.0%
T-Mobile USA, Inc., 6.13%, 1/15/22		135	141,919
Total Corporate Bonds — 3.6%			12,621,062

Floating Rate Loan Interests (c)
Aerospace & Defense — 1.6%
DigitalGlobe, Inc., New Term Loan B, 3.75%, 1/31/20		1,351	1,352,026
The SI Organization, Inc., Term Loan B, 5.50%, 11/22/16		1,047	1,034,224
Transdigm, Inc., Term Loan C, 3.75%, 2/28/20		514	510,583
TransUnion LLC, New Term Loan, 4.00%, 3/17/21		2,670	2,655,529

			5,552,362
Air Freight & Logistics — 0.4%
Ceva Group PLC, Synthetic LC, 6.50%, 3/19/21		333	330,530
Ceva Intercompany BV, Dutch Term Loan, 6.50%, 3/19/21		352	348,559
Ceva Logistics Canada ULC, Canadian Term Loan, 6.50%, 3/19/21		61	60,096
Ceva Logistics US Holdings, Inc., Term Loan, 6.50%, 3/19/21		485	480,770

			1,219,955
Airlines — 0.5%
Northwest Airlines, Inc.:
2.18%, 3/10/17		474	458,595
1.56%, 9/10/18		652	617,533
US Airways Group, Inc., New Term Loan B1, 3.50%, 5/23/19		700	693,294

			1,769,422
Auto Components — 2.1%
Autoparts Holdings Ltd., 1st Lien Term Loan, 6.50%, 7/28/17		1,588	1,580,506
Dayco Products LLC, New Term Loan B, 5.25%, 12/12/19		970	970,000
FPC Holdings, Inc., 1st Lien Term Loan, 5.25%, 11/19/19		903	890,528
The Goodyear Tire & Rubber Co., New 2nd Lien Term Loan, 4.75%, 4/30/19		1,705	1,711,922
GPX International Tire Corp., Term Loan (a)(f):
12.25%, 3/30/2012		274	—
PIK, 13.00%, 3/31/2012		4	—
Transtar Holding Co., 1st Lien Term Loan, 5.75%, 10/09/18		1,282	1,274,419
UCI International, Inc., New Term Loan B, 5.50%, 7/26/17		919	919,989

			7,347,364
Automobiles — 0.3%
Chrysler Group LLC:
2018 Term Loan B, 3.25%, 12/31/18		505	500,834
Term Loan, 3.50%, 5/24/17		525	523,971

			1,024,805
Floating Rate Loan Interests (c)	Par (000)		Value
Beverages — 0.0%
Le-Nature’s, Inc., Tranche B Term Loan, 10.25%, 3/01/2011 (a)(f)	USD	1,000	—
Biotechnology — 0.9%
Grifols Worldwide Operations USA, Inc., Term Loan B, 3.15%, 2/27/21		3,215	$3,199,536
Building Products — 2.5%
Continental Building Products LLC, 1st Lien Term Loan, 4.75%, 8/28/20		716	715,956
CPG International, Inc., New Term Loan, 4.75%, 9/30/20		1,995	1,995,325
GYP Holdings III Corp., 1st Lien Term Loan, 4.75%, 4/01/21		895	877,100
Interline Brands, Inc., 2021 Term Loan, 4.00%, 3/15/21		820	813,342
Momentive Performance Materials, Inc., Term Loan, 4.00%, 4/30/15		275	273,625
Nortek, Inc., New Term Loan, 4.00%, 12/31/20		400	399,000
Ply Gem Industries, Inc., Term Loan, 4.00%, 2/01/21		620	614,885
Quikrete Holdings, Inc., 1st Lien Term Loan, 4.00%, 9/28/20		766	764,871
United Subcontractors, Inc., Term Loan, 4.24%, 6/30/15		214	209,064
Wilsonart LLC:
Incremental Term Loan B2, 4.00%, 10/31/19		514	507,933
Term Loan B, 4.00%, 10/31/19		1,536	1,518,288

			8,689,389
Capital Markets — 0.1%
American Capital Holdings, Inc., 2017 Term Loan, 3.50%, 8/22/17		491	489,628
Chemicals — 4.0%
Allnex USA, Inc.:
Term Loan B1, 4.50%, 10/03/19		595	592,413
Term Loan B2, 4.50%, 10/03/19		309	307,375
Axalta Coating Systems US Holdings, Inc., Term Loan, 4.00%, 2/01/20		1,925	1,918,480
CeramTec Acquisition Corp., Term Loan B2, 4.25%, 8/28/20		71	71,188
Chemtura Corp., Term Loan B, 3.50%, 8/27/16		356	356,389
Chromaflo Technologies Corp.:
1st Lien Term Loan, 4.50%, 12/02/19		698	697,377
2nd Lien Term Loan, 8.25%, 5/30/20		295	297,213
Evergreen Acqco 1 LP, New Term Loan, 5.00%, 7/09/19		1,263	1,264,990
INEOS US Finance LLC:
3 Year Term Loan, 2.15%, 5/04/15		229	229,535
6 Year Term Loan, 3.75%, 5/04/18		524	518,532
MacDermid, Inc., 1st Lien Term Loan, 4.00%, 6/08/20		749	747,697
Minerals Technology, Inc., Term Loan B, 4.00%, 4/14/21		1,375	1,375,866
Nexeo Solutions LLC, Term Loan B, 5.00%, 9/08/17		1,178	1,174,119
OXEA Finance LLC:
2nd Lien Term Loan, 8.25%, 7/15/20		845	857,675
Term Loan B2, 4.25%, 1/15/20		1,423	1,421,071
Royal Adhesives and Sealants LLC, 1st Lien Term Loan, 5.50%, 7/31/18		418	419,104
Tata Chemicals North America, Inc., Term Loan B, 3.75%, 8/07/20		352	350,135
Tronox Pigments (Netherlands) BV, Term Loan, 4.00%, 3/19/20		947	945,848
Univar, Inc., Term Loan B, 5.00%, 6/30/17		604	602,969

			14,147,976

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	APRIL 30, 2014	25

Consolidated Schedule of Investments (continued)	BlackRock Floating Rate Income Trust (BGT) (Percentages shown are based on Net Assets)

Floating Rate Loan Interests (c)	Par (000)		Value
Commercial Banks — 0.3%
Redtop Acquisitions Ltd.:
1st Lien Term Loan, 3.72%, 12/03/20	USD	878	$879,994
2nd Lien Term Loan, 8.25%, 6/03/21		185	189,151

			1,069,145
Commercial Services & Supplies — 4.0%
ADS Waste Holdings, Inc., New Term Loan, 3.75%, 10/09/19		1,889	1,874,035
Aramark Corp., Term Loan E, 3.25%, 9/07/19		1,750	1,728,860
AWAS Finance Luxembourg 2012 SA, New Term Loan, 3.50%, 7/16/18		245	244,039
Brand Energy & Infrastructure Services, Inc., New Term Loan B, 4.75%, 11/26/20		2,317	2,315,966
Catalent Pharma Solutions, Inc., New Term Loan, 6.50%, 12/29/17		300	300,750
KAR Auction Services, Inc., Term Loan B2, 3.50%, 3/11/21		830	825,850
Livingston International, Inc.:
1st Lien Term Loan, 5.00%, 4/16/19		814	812,833
2nd Lien Term Loan, 9.00%, 4/20/20		528	530,430
Protection One, Inc., Term Loan, 4.25%, 3/21/19		1,199	1,194,352
Spin Holdco, Inc., New Term Loan B, 4.25%, 11/14/19		2,550	2,539,459
West Corp., Term Loan B10, 3.25%, 6/30/18		1,599	1,580,720

			13,947,294
Communications Equipment — 2.6%
Alcatel-Lucent USA, Inc., Term Loan C, 4.50%, 1/30/19		3,124	3,123,887
Applied Systems, Inc.:
New 1st Lien Term Loan, 4.25%, 1/25/21		459	457,951
New 2nd Lien Term Loan, 7.50%, 1/24/22		230	232,300
Avaya, Inc., Extended Term Loan B3, 4.73%, 10/26/17		846	816,362
CommScope, Inc.:
Term Loan B3, 2.73%, 1/21/17		420	420,441
Term Loan B4, 3.25%, 1/26/18		180	179,946
Telesat Canada, CAD Term Loan A, 4.37%, 3/24/17	CAD	2,710	2,460,379
Zayo Group LLC/Zayo Capital, Inc., Term Loan B, 4.00%, 7/02/19	USD	1,549	1,543,736

			9,235,002
Construction & Engineering — 0.9%
BakerCorp International, Inc., New Term Loan, 4.25%, 2/14/20		562	555,520
Centaur Acquisition LLC:
New 1st Lien Term Loan, 5.25%, 2/20/19		1,307	1,307,440
New 2nd Lien Term Loan, 8.75%, 2/15/20		745	751,206
USIC Holdings, Inc., 1st Lien Term Loan, 4.00%, 7/10/20		705	695,867

			3,310,033
Construction Materials — 1.7%
Filtration Group Corp.:
1st Lien Term Loan, 4.50%, 11/21/20		589	591,468
2nd Lien Term Loan, 8.25%, 11/21/21		320	324,800
HD Supply, Inc., Term Loan B, 4.00%, 6/28/18		4,477	4,465,096
McJunkin Red Man Corp., New Term Loan, 4.75%, 11/08/19		398	399,576

			5,780,940
Floating Rate Loan Interests (c)	Par (000)		Value
Containers & Packaging — 0.7%
Ardagh Holdings USA, Inc.:
Incremental Term Loan, 4.00%, 12/17/19	USD	565	$562,644
Term Loan B, 4.25%, 12/17/19		778	775,459
Berry Plastics Holding Corp., Term Loan E, 3.75%, 1/06/21		485	481,833
Rexam PLC:
1st Lien Term Loan, 4.25%, 3/21/21		475	475,594
2nd Lien Term Loan, 8.00%, 3/21/22		165	164,518

			2,460,048
Distributors — 1.2%
ABC Supply Co., Inc., Term Loan, 3.50%, 4/16/20		2,841	2,825,499
American Tire Distributors Holdings, Inc., Term Loan B, 5.75%, 6/01/18		245	245,000
Crossmark Holdings, Inc., 1st Lien Term Loan, 4.50%, 12/20/19		494	488,195
VWR Funding, Inc., Term Loan, 3.40%, 4/03/17		726	726,046

			4,284,740
Diversified Consumer Services — 3.1%
Allied Security Holdings LLC:
2nd Lien Delayed Draw Term Loan, 3.50%, 8/14/21		96	95,760
New 1st Lien Term Loan, 4.25%, 2/12/21		1,765	1,752,102
New 2nd Lien Term Loan, 8.00%, 8/14/21		254	253,802
Bright Horizons Family Solutions, Inc., New Term Loan B, 4.00%, 1/30/20		1,486	1,489,279
Garda World Security Corp.:
Delayed Draw Term Loan, 4.00%, 11/06/20		138	137,907
New Term Loan B, 4.00%, 11/06/20		541	539,091
Iglo Foods Midco Ltd., Term Loan F, 5.02%, 10/31/17	EUR	2,620	3,643,164
ROC Finance LLC, Term Loan, 5.00%, 6/20/19	USD	657	636,454
ServiceMaster Co., New Term Loan, 4.25%, 1/31/17		1,240	1,237,407
Weight Watchers International, Inc., Term Loan B2, 4.00%, 4/02/20		1,238	967,997

			10,752,963
Diversified Financial Services — 4.1%
Assured Partners Capital, Inc.:
1st Lien Term Loan, 4.50%, 3/31/21		910	906,970
2nd Lien Term Loan, 7.75%, 4/04/22		275	274,313
Kasima LLC, New Term Loan B, 3.25%, 5/17/21		930	920,700
Numericable Finance & Co., Term Loan B1, 4.50%, 3/17/20		1,357	1,354,669
RPI Finance Trust, Term Loan B3, 3.25%, 11/09/18		238	238,063
SAM Finance Luxembourg Sarl, Term Loan, 4.25%, 12/17/20		1,571	1,566,161
SIG Euro Holdings AG & Co. KG, 2013 Term Loan, 4.25%, 12/02/18	EUR	4,938	6,889,599
WMG Acquisition Corp., New Term Loan, 3.75%, 7/01/20	USD	2,111	2,089,934

			14,240,409
Diversified Telecommunication Services — 3.7%
Consolidated Communications, Inc., New Term Loan B, 4.25%, 12/23/20		1,857	1,857,120

See Notes to Financial Statements.

26	SEMI-ANNUAL REPORT	APRIL 30, 2014

Consolidated Schedule of Investments (continued)	BlackRock Floating Rate Income Trust (BGT) (Percentages shown are based on Net Assets)

Floating Rate Loan Interests (c)	Par (000)		Value
Diversified Telecommunication Services (concluded)
Hawaiian Telcom Communications, Inc., Term Loan B, 5.00%, 6/06/19	USD	1,448	$1,448,938
Integra Telecom, Inc.:
2nd Lien Term Loan, 9.75%, 2/22/20		685	699,042
Term Loan B, 5.25%, 2/22/19		1,223	1,225,707
Level 3 Financing, Inc.:
New 2019 Term Loan, 4.00%, 8/01/19		560	559,653
Term Loan B, 4.00%, 1/15/20		4,225	4,231,591
Syniverse Holdings, Inc., Term Loan B, 4.00%, 4/23/19		1,183	1,178,972
U.S. Telepacific Corp., New Term Loan B, 5.75%, 2/23/17		1,873	1,878,673

			13,079,696
Electric Utilities — 0.6%
American Energy — Utica LLC:
2nd Lien Term Loan, 11.00%, 9/30/18		604	639,921
Incremental Term Loan, 11.00%, 9/30/18		130	136,825
Empire Generating CO. LLC:
Term Loan B, 5.25%, 3/12/21		270	270,014
Term Loan C, 5.25%, 3/12/21		19	18,838
Sandy Creek Energy Associates LP, Term Loan B, 5.00%, 11/06/20		1,052	1,054,341

			2,119,939
Electrical Equipment — 1.0%
Southwire Co., Term Loan, 3.25%, 2/11/21		615	613,272
Texas Competitive Electric Holdings Co. LLC, Extended Term Loan, 4.74%, 10/10/17		4,025	3,032,153

			3,645,425
Electronic Equipment, Instruments & Components — 0.7%
CDW LLC, New Term Loan, 3.25%, 4/29/20		2,612	2,581,052
Energy Equipment & Services — 0.6%
Dynegy Holdings, Inc., Term Loan B2, 4.00%, 4/23/20		977	975,333
MEG Energy Corp., Refinancing Term Loan, 3.75%, 3/31/20		961	960,684

			1,936,017
Food & Staples Retailing — 2.5%
Alliance Boots Holdings Ltd., Term Loan B1, 3.46%, 7/09/15	GBP	3,381	5,695,858
Iceland Foods Group Ltd., Term Loan B1, 4.99%, 3/08/19		849	1,441,089
Rite Aid Corp., 2nd Lien Term Loan, 5.75%, 8/21/20	USD	540	549,450
Supervalu, Inc., Refinancing Term Loan B, 4.50%, 3/21/19		1,080	1,075,887

			8,762,284
Food Products — 3.6%
AdvancePierre Foods, Inc., Term Loan, 5.75%, 7/10/17		536	535,555
CTI Foods Holding Co. LLC, New 1st Lien Term Loan, 4.50%, 6/29/20		517	515,889
Del Monte Foods, Inc., 1st Lien Term Loan, 4.25%, 2/18/21		1,352	1,344,017
Diamond Foods, Inc., New Term Loan, 4.25%, 8/20/18		1,476	1,472,609
Dole Food Co., Inc., New Term Loan B, 4.50%, 11/01/18		1,486	1,485,814
GFA Brands, Inc., New Term Loan B, 5.00%, 7/09/20		293	293,520
Hearthside Food Solutions LLC, Term Loan, 4.50%, 4/07/21		800	800,000
Floating Rate Loan Interests (c)	Par (000)		Value
Food Products (concluded)
Michael Foods Group, Inc., Term Loan, 4.25%, 2/23/18	USD	284	$284,434
Performance Food Group Co., 2nd Lien Term Loan, 6.25%, 11/14/19		1,509	1,523,686
Pinnacle Foods Finance LLC:
Incremental Term Loan H, 3.25%, 4/29/20		1,042	1,031,967
Term Loan G, 3.25%, 4/29/20		1,139	1,127,274
Reddy Ice Corp.:
1st Lien Term Loan, 6.75%, 5/01/19		1,495	1,468,739
2nd Lien Term Loan, 10.75%, 10/04/19		725	681,500

			12,565,004
Health Care Equipment & Supplies — 5.6%
Arysta LifeScience Corp.:
1st Lien Term Loan, 4.50%, 5/29/20		2,089	2,087,916
2nd Lien Term Loan, 8.25%, 11/30/20		885	900,487
Biomet, Inc., Term Loan B2, 3.65%, 7/25/17		1,453	1,454,001
Capsugel Holdings US, Inc., New Term Loan B, 3.50%, 8/01/18		1,019	1,014,607
DJO Finance LLC, 2017 Term Loan, 4.25%, 9/15/17		2,299	2,297,707
Fresenius SE & Co. KGaA, Term Loan B:
Incremental, 2.57%, 6/30/19	EUR	319	442,288
2.23%, 8/07/19	USD	1,357	1,352,956
The Hologic, Inc., New Term Loan B, 3.25%, 8/01/19		2,200	2,186,967
Immucor, Inc., Refinancing Term Loan B2, 5.00%, 8/17/18		1,716	1,715,482
Kinetic Concepts, Inc., Term Loan E1, 4.00%, 5/04/18		318	317,921
Leonardo Acquisition Corp., Term Loan, 4.25%, 1/31/21		1,305	1,303,695
LHP Hospital Group, Inc., Term Loan, 9.00%, 7/03/18		332	320,507
Millennium Laboratories, Inc., Term Loan B, 5.25%, 3/28/21		1,600	1,592,672
National Vision, Inc.:
1st Lien Term Loan, 4.00%, 3/07/21		1,108	1,092,546
2nd Lien Term Loan, 6.75%, 3/07/22		325	322,563
Onex Carestream Finance LP:
1st Lien Term Loan, 5.00%, 6/07/19		741	742,793
2nd Lien Term Loan, 9.50%, 12/07/19		588	599,630

			19,744,738
Health Care Providers & Services — 4.9%
American Renal Holdings, Inc., 1st Lien Term Loan, 4.50%, 9/20/19		1,579	1,570,176
Ardent Medical Services, Inc., Term Loan, 6.75%, 7/02/18		701	702,001
Community Health Systems, Inc., Term Loan D, 4.25%, 1/27/21		5,267	5,284,865
ConvaTec, Inc., Term Loan, 4.00%, 12/22/16		1,150	1,150,476
DaVita, Inc.:
New Term Loan B, 4.50%, 10/20/16		2,156	2,160,326
Term Loan B2, 4.00%, 11/01/19		429	429,873
Envision Acquisition Co. LLC, 1st Lien Term Loan, 5.75%, 11/04/20		632	636,564
Envision Healthcare Corp., Term Loan, 4.00%, 5/25/18		915	914,731
Genesis HealthCare Corp., Term Loan B, 10.00%, 9/25/17		541	554,929
HCA, Inc., Extended Term Loan B4, 2.98%, 5/01/18		328	327,900
Ikaria, Inc.:
1st Lien Term Loan, 5.00%, 2/12/21		540	541,350
2nd Lien Term Loan, 8.75%, 1/17/22		195	196,950

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	APRIL 30, 2014	27

Consolidated Schedule of Investments (continued)	BlackRock Floating Rate Income Trust (BGT) (Percentages shown are based on Net Assets)

Floating Rate Loan Interests (c)	Par (000)		Value
Health Care Providers & Services (concluded)
inVentiv Health, Inc.:
Combined Term Loan, 7.50%, 8/04/16	USD	153	$152,844
Incremental Term Loan B3, 7.75%, 5/15/18		241	239,627
MPH Acquisition Holdings LLC, Term Loan, 4.00%, 3/06/21		1,214	1,207,139
National Mentor Holdings, Inc., Term Loan B, 4.75%, 1/27/21		405	404,393
Surgical Care Affiliates, Inc., Class C Incremental Term Loan, 4.00%, 6/29/18		844	840,107

			17,314,251
Health Care Technology — 0.6%
IMS Health, Inc., New Term Loan, 3.50%, 3/17/21		1,760	1,751,446
MedAssets, Inc., Term Loan B, 4.00%, 12/13/19		462	461,467

			2,212,913
Hotels, Restaurants & Leisure — 12.0%
Bally Technologies, Inc., Term Loan B, 4.25%, 11/25/20		1,139	1,139,560
Belmond Interfin Ltd., Term Loan B, 4.00%, 3/21/21		1,330	1,325,012
Boyd Gaming Corp., Term Loan B, 4.00%, 8/14/20		716	716,192
Bronco Midstream Funding LLC, Term Loan B, 5.00%, 8/17/20		1,926	1,940,797
Caesars Entertainment Resort Properties LLC, Term Loan B, 7.00%, 10/12/20		6,239	6,254,961
Diamond Resorts Corp., New Term Loan, 5.50%, 4/23/21		1,425	1,423,219
Dunkin Brands, Inc., Term Loan B4, 3.25%, 2/07/21		885	876,336
Four Seasons Holdings, Inc., 2nd Lien Term Loan, 6.25%, 12/28/20		745	754,313
Hilton Worldwide Finance LLC, Term Loan B2, 3.50%, 10/26/20		3,735	3,719,233
Intrawest ULC, Term Loan, 5.50%, 11/26/20		783	792,825
La Quinta Intermediate Holdings LLC, Term Loan B, 4.00%, 2/19/21		6,770	6,758,694
Las Vegas Sands LLC, New Term Loan B, 3.25%, 12/20/20		2,289	2,275,733
Marina District Finance Co., Inc., Term Loan B, 6.75%, 8/15/18		893	906,895
MGM Resorts International, Term Loan B, 3.50%, 12/20/19		2,171	2,155,811
OSI Restaurant Partners LLC, New Term Loan, 3.50%, 10/25/19		276	275,869
Pinnacle Entertainment, Inc., Term Loan B2, 3.75%, 8/13/20		1,175	1,171,234
Playa Resorts Holding BV, Term Loan B, 4.00%, 8/06/19		1,080	1,077,556
Sabre, Inc.:
Incremental Term Loan, 4.50%, 2/19/19		308	308,296
Term Loan B, 4.25%, 2/19/19		845	842,432
Station Casinos LLC, Term Loan B, 4.25%, 3/02/20		3,393	3,393,950
Travelport LLC:
2nd Lien Term Loan 1, 9.50%, 1/29/16		575	592,538
Refinancing Term Loan, 6.25%, 6/26/19		839	856,065
Twin River Management Group, Inc., Term Loan B:
New, 5.25%, 4/10/20		690	690,000
5.25%, 11/09/18		1,496	1,483,273
Floating Rate Loan Interests (c)	Par (000)		Value
Hotels, Restaurants & Leisure (concluded)
Wendy’s International, Inc., New Term Loan B, 3.25%, 5/15/19	USD	576	$574,406

			42,305,200
Household Products — 1.1%
Bass Pro Group LLC, New Term Loan, 3.75%, 11/20/19		1,694	1,690,882
Prestige Brands, Inc., New Term Loan, 3.75%, 1/31/19		797	793,835
Spectrum Brands, Inc.:
Term Loan A, 3.00%, 9/07/17		606	605,805
Term Loan C, 3.50%, 9/04/19		904	900,284

			3,990,806
Independent Power Producers & Energy Traders — 0.4%
Calpine Corp., Term Loan B1, 4.00%, 4/02/18		560	559,977
La Frontera Generation LLC, Term Loan, 4.50%, 9/30/20		832	831,122

			1,391,099
Industrial Conglomerates — 0.7%
Sequa Corp., New Term Loan B, 5.25%, 6/19/17		2,571	2,538,814
Insurance — 2.7%
Alliant Holdings I, Inc., New Term Loan B, 4.25%, 12/20/19		1,107	1,105,416
Asurion LLC:
New 2nd Lien Term Loan, 8.50%, 3/03/21		825	846,656
New Term Loan B1, 5.00%, 5/24/19		1,226	1,226,448
CNO Financial Group, Inc., Term Loan B2, 3.75%, 9/20/18		1,382	1,378,072
Cooper Gay Swett & Crawford Ltd.:
1st Lien Term Loan, 5.00%, 4/16/20		1,107	1,073,438
2nd Lien Term Loan, 8.25%, 10/16/20		530	510,125
Cunningham Lindsey US, Inc., 1st Lien Term Loan, 5.00%, 12/10/19		973	970,256
Sedgwick CMS Holdings, Inc., 2nd Lien Term Loan, 6.75%, 2/28/22		1,230	1,215,400
Sedgwick, Inc., 1st Lien Term Loan, 3.75%, 3/01/21		1,175	1,158,632

			9,484,443
Internet Software & Services — 1.5%
Dealertrack Technologies, Inc., Term Loan B, 3.50%, 2/26/21		1,219	1,212,543
Interactive Data Corp., New Term Loan B, 3.75%, 2/11/18		1,999	1,996,854
W3 Co.:
1st Lien Term Loan, 5.75%, 3/13/20		1,079	1,076,402
2nd Lien Term Loan, 9.25%, 9/11/20		419	418,950
Web.com Group, Inc., Term Loan B, 4.50%, 10/27/17		601	603,931

			5,308,680
IT Services — 2.7%
Ceridian Corp., New Term Loan B, 4.40%, 5/09/17		1,679	1,677,341
First Data Corp., 2018 Term Loan:
4.15%, 9/24/18		680	678,620
Extended B, 4.15%, 3/23/18		4,410	4,401,540
Genpact International, Inc., Term Loan B, 3.50%, 8/30/19		1,154	1,149,508
InfoGroup, Inc., New Term Loan, 8.00%, 5/25/18		314	267,609
Sungard Availability Services Capital, Inc., Term Loan B, 6.00%, 3/25/19		975	970,125

See Notes to Financial Statements.

28	SEMI-ANNUAL REPORT	APRIL 30, 2014

Consolidated Schedule of Investments (continued)	BlackRock Floating Rate Income Trust (BGT) (Percentages shown are based on Net Assets)

Floating Rate Loan Interests (c)	Par (000)		Value
IT Services (concluded)
SunGard Data Systems, Inc., Term Loan E, 4.00%, 3/09/20	USD	170	$170,299

			9,315,042
Leisure Equipment & Products — 0.4%
Bauer Performance Sports Ltd., Term Loan B, 4.50%, 4/15/21		800	798,664
FGI Operating Co. LLC, Term Loan, 5.50%, 4/19/19		506	511,474

			1,310,138
Machinery — 4.0%
Alliance Laundry Systems LLC:
2nd Lien Term Loan, 9.50%, 12/10/19		286	286,722
Refinancing Term Loan, 4.25%, 12/10/18		903	902,064
Atkore International, Inc.:
1st Lien Term Loan, 4.50%, 3/26/21		295	293,802
2nd Lien Term Loan, 7.75%, 9/10/21		230	230,000
Faenza Acquisition GmbH:
Term Loan B1, 4.25%, 8/31/20		721	718,668
Term Loan B3, 4.25%, 8/28/20		221	219,902
Gardner Denver, Inc.:
4.25%, 7/30/20		2,008	2,003,992
4.75%, 7/30/20	EUR	331	459,163
Generac Power Systems, Inc., Term Loan B, 3.25%, 5/31/20	USD	885	880,924
Intelligrated, Inc., 1st Lien Term Loan, 4.50%, 7/30/18		1,182	1,181,277
Mirror Bidco Corp., New Term Loan, 4.25%, 12/27/19		1,052	1,047,770
Navistar International Corp., Term Loan B, 5.75%, 8/17/17		549	557,518
Pacific Industrial Services US Finco LLC:
1st Lien Term Loan, 5.00%, 10/02/18		1,333	1,334,967
2nd Lien Term Loan, 8.75%, 4/02/19		515	525,944
Rexnord LLC, 1st Lien Term Loan B, 4.00%, 8/21/20		1,505	1,497,522
Silver II US Holdings LLC, Term Loan, 4.00%, 12/13/19		759	756,395
STS Operating, Inc., Term Loan, 4.75%, 2/19/21		420	420,265
Terex Corp., New Term Loan, 4.00%, 4/28/17	EUR	200	276,300
Wabash National Corp., Term Loan B, 4.50%, 5/08/19	USD	560	558,968

			14,152,163
Marine — 0.2%
HGIM Corp., Term Loan B, 5.50%, 6/18/20		723	709,965
Media — 13.0%
Acosta, Inc., Term Loan B, 4.25%, 3/03/18		115	115,108
Activision Blizzard, Inc., Term Loan B, 3.25%, 10/12/20		1,564	1,562,074
Advanstar Communications, Inc., New 2nd Lien Term Loan, 9.50%, 6/06/20		685	689,569
Affinion Group, Inc., Term Loan B, 6.75%, 10/10/16		1,242	1,242,082
CBS Outdoor Americas Capital LLC, Term Loan B, 3.00%, 1/31/21		455	452,511
Cengage Learning Acquisitions, Inc.:
1st Lien Term Loan, 7.00%, 3/31/20		3,690	3,745,350
Clear Channel Communications, Inc.:
Term Loan B, 3.80%, 1/29/16		43	42,659
Term Loan C, 3.80%, 1/29/16		100	98,744
Term Loan D, 6.90%, 1/30/19		4,332	4,295,239
Floating Rate Loan Interests (c)	Par (000)		Value
Media (concluded)
Cumulus Media Holdings, Inc., 2013 Term Loan, 4.25%, 12/23/20	USD	1,131	$1,130,867
The E.W. Scripps Co., Term Loan B, 3.25%, 11/26/20		933	925,089
Getty Images, Inc., Term Loan B, 4.75%, 10/18/19		123	117,438
Hemisphere Media Group, Inc., Term Loan, 6.25%, 7/30/20		981	983,307
Hubbard Radio LLC, Term Loan B, 4.50%, 4/29/19		837	836,609
IMG Worldwide, Inc.:
1st Lien Term Loan, 5.25%, 2/26/21		1,420	1,414,675
2nd Lien Term Loan, 8.25%, 2/25/22		560	564,200
Intelsat Jackson Holdings SA, Term Loan B2, 3.75%, 6/30/19		2,622	2,619,752
Lions Gate Entertainment Corp., 2nd Lien Term Loan, 5.00%, 7/17/20		390	395,850
Live Nation Entertainment, Inc., 2020 Term Loan B1, 3.50%, 8/17/20		303	302,185
Media General, Inc., Delayed Draw Term Loan B, 4.25%, 7/31/20		1,076	1,075,706
Mediacom Communications Corp., Term Loan F, 2.62%, 1/31/18		510	504,900
NEP/NCP Holdco, Inc.:
2nd Lien Term Loan, 9.50%, 7/22/20		349	356,414
Incremental Term Loan, 4.25%, 1/22/20		1,417	1,412,085
Salem Communications Corp., Term Loan B, 4.50%, 3/13/20		1,026	1,025,950
SBA Senior Finance II LLC, Term Loan B1, 3.25%, 3/24/21		1,330	1,320,584
Sinclair Television Group, Inc., Term Loan B, 3.00%, 4/09/20		2,648	2,607,276
Springer Science & Business Media Deutschland GmbH, Term Loan B2, 5.00%, 8/14/20		2,239	2,236,511
Tribune Co., 2013 Term Loan, 4.00%, 12/27/20		2,494	2,487,516
Univision Communications, Inc., Term Loan C4, 4.00%, 3/01/20		2,117	2,107,541
UPC Financing Partnership, Term Loan AG, 3.98%, 3/31/21	EUR	910	1,266,515
Virgin Media Investment Holdings Ltd.:
New GBP Term Loan C, 4.50%, 6/05/20	GBP	1,105	1,864,636
Term Loan B, 3.50%, 6/08/20	USD	815	809,124
WideOpenWest Finance LLC, Term Loan B, 4.75%, 4/01/19		1,097	1,098,075
YPSO France SAS, Term Loan B2, 5.00%, 4/23/20		1,174	1,171,974
Ziggo N.V.:
Term Loan B1, 3.25%, 1/15/22		981	963,463
Term Loan B2, 3.25%, 1/15/22		632	620,874
Term Loan B3, 3.50%, 1/15/22		1,040	1,021,115

			45,483,567
Metals & Mining — 2.7%
Ameriforge Group, Inc.:
1st Lien Term Loan, 5.00%, 12/19/19		739	742,481
2nd Lien Term Loan, 8.75%, 12/19/20		495	504,900
API Heat Transfer, Inc., Term Loan, 5.25%, 5/03/19		986	980,614
Constellium Holdco BV, Term Loan B, 7.00%, 3/25/20		2,198	2,230,767
FMG Resources August 2006 Property Ltd., New Term Loan B, 4.25%, 6/28/19		1,463	1,462,200
Novelis, Inc., New Term Loan, 3.75%, 3/10/17		1,587	1,581,534
Walter Energy, Inc., Term Loan B, 7.25%, 4/02/18		294	282,481

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	APRIL 30, 2014	29

Consolidated Schedule of Investments (continued)	BlackRock Floating Rate Income Trust (BGT) (Percentages shown are based on Net Assets)

Floating Rate Loan Interests (c)	Par (000)		Value
Metals & Mining (concluded)
Windsor Financing LLC, Term Loan B, 6.25%, 12/05/17	USD	1,603	$1,643,037

			9,428,014
Multiline Retail — 3.2%
99 Cents Only Stores, New Term Loan, 4.50%, 1/11/19		1,128	1,129,208
Apex Tool Group LLC, Term Loan B, 4.50%, 1/31/20		277	273,860
BJ’s Wholesale Club, Inc.:
New 1st Lien Term Loan, 4.50%, 9/26/19		1,086	1,083,973
New 2nd Lien Term Loan, 8.50%, 3/26/20		375	382,969
HEMA Holding BV:
Extended 2nd Lien Term Loan, 5.99%, 1/05/18	EUR	3,800	4,547,037
Extended Term Loan B, 4.62%, 12/06/17		161	206,432
Extended Term Loan C, 4.62%, 12/06/17		148	189,050
Hudson’s Bay Co., 1st Lien Term Loan, 4.75%, 11/04/20	USD	1,045	1,053,581
The Neiman Marcus Group, Inc., 2020 Term Loan, 4.25%, 10/25/20		2,306	2,298,291

			11,164,401
Oil, Gas & Consumable Fuels — 3.5%
Arch Coal, Inc., Term Loan B, 6.25%, 5/16/18		1,138	1,105,036
Drillships Financing Holding, Inc., Term Loan B1, 6.00%, 3/31/21		1,570	1,585,569
EP Energy LLC, Term Loan B3, 3.50%, 5/24/18		1,170	1,162,325
Fieldwood Energy LLC:
1st Lien Term Loan, 3.88%, 9/28/18		826	823,598
2nd Lien Term Loan, 8.38%, 9/30/20		360	370,800
Moxie Patriot LLC, Term Loan B1, 6.75%, 12/18/20		865	880,137
Obsidian Natural Gas Trust, Term Loan, 7.00%, 11/02/15		614	620,055
Offshore Group Investment Ltd., Term Loan B:
New, 5.00%, 10/25/17		1,028	1,022,966
5.75%, 3/28/19		325	323,362
Panda Temple II Power LLC, New Term Loan B, 7.25%, 4/03/19		940	959,975
Power Buyer, LLC:
1st Lien Term Loan, 4.25%, 5/06/20		387	384,357
2nd Lien Term Loan, 8.25%, 11/06/20		285	281,438
Delayed Draw Term Loan, 4.25%, 5/06/20		21	20,573
Raven Power Finance LLC, Term Loan, 5.25%, 12/19/20		390	393,412
Tesoro Corp., Term Loan B, 2.40%, 5/30/16		308	308,569
Western Refining, Inc., Term Loan B, 4.25%, 11/12/20		888	887,402
WTG Holdings III Corp.:
1st Lien Term Loan, 4.75%, 1/15/21		1,047	1,049,993
2nd Lien Term Loan, 8.50%, 1/15/22		85	85,319

			12,264,886
Pharmaceuticals — 4.2%
Akorn, Inc., Term Loan B, 4.50%, 8/27/20		940	940,780
Amneal Pharmaceuticals LLC, New Term Loan, 5.75%, 11/01/19		642	642,576
CCC Information Services, Inc., Term Loan, 4.00%, 12/20/19		514	510,933
Endo Luxembourg Finance Co. I Sarl, 2014 Term Loan B, 3.25%, 2/28/21		720	713,880
JLL/Delta Dutch Newco BV, 2021 Term Loan, 4.25%, 3/11/21		975	959,965
Floating Rate Loan Interests (c)	Par (000)		Value
Pharmaceuticals (concluded)
Mallinckrodt International Finance SA, Term Loan B, 3.50%, 3/19/21	USD	1,420	$1,407,575
Par Pharmaceutical Companies, Inc., Term Loan B2, 4.00%, 9/30/19		2,279	2,264,950
Pharmaceutical Product Development LLC, New Term Loan B, 4.00%, 12/05/18		2,600	2,596,699
Quintiles Transnational Corp., Term Loan B3, 3.75%, 6/08/18		1,280	1,275,442
Valeant Pharmaceuticals International, Inc.:
Series C2 Term Loan B, 3.75%, 12/11/19		1,127	1,122,900
Series D2 Term Loan B, 3.75%, 2/13/19		1,089	1,088,521
Series E Term Loan B, 3.75%, 8/05/20		1,337	1,337,280

			14,861,501
Professional Services — 2.3%
Emdeon Business Services LLC, Term Loan B2, 3.75%, 11/02/18		1,259	1,256,141
Intertrust Group Holding BV:
2nd Lien Term Loan, 8.00%, 2/28/22		725	724,848
Term Loan B4, 4.51%, 4/04/21	EUR	1,000	1,388,862
Koosharem LLC, Exit Term Loan, 7.50%, 4/29/20	USD	1,450	1,457,250
SIRVA Worldwide, Inc., Term Loan, 7.50%, 3/27/19		1,119	1,135,480
TriNet Group, Inc., Term Loan B2, 5.00%, 8/14/20		652	654,580
Truven Health Analytics, Inc., Term Loan B, 4.50%, 6/06/19		1,486	1,473,921

			8,091,082
Real Estate Investment Trusts (REITs) — 0.5%
iStar Financial, Inc., Term Loan, 4.50%, 10/16/17		1,302	1,302,648
Starwood Property Trust, Inc., Term Loan B, 3.50%, 4/17/20		333	329,983

			1,632,631
Real Estate Management & Development — 1.3%
CityCenter Holdings LLC, Term Loan B, 5.00%, 10/16/20		1,531	1,537,869
Realogy Corp.:
Extended Letter of Credit, 4.40%, 10/10/16		235	234,447
New Term Loan B, 3.75%, 3/05/20		2,898	2,889,737

			4,662,053
Road & Rail — 1.4%
Genesee & Wyoming, Inc., Term Loan A, 1.90%, 9/29/17		627	627,115
RAC Finance Ltd.:
GBP Term Loan B, 5.28%, 9/30/18	GBP	1,182	2,007,090
GBP Term Loan D, 5.36%, 10/29/19		500	849,079
Road Infrastructure Investment LLC:
New 1st Lien Term Loan, 4.25%, 3/19/21	USD	750	745,935
New 2nd Lien Term Loan, 7.75%, 9/21/21		600	595,998

			4,825,217
Semiconductors & Semiconductor Equipment — 1.5%
Avago Technologies Ltd., Term Loan B, 3.75%, 12/16/20		2,475	2,481,534
Freescale Semiconductor, Inc.:
Term Loan B4, 4.25%, 2/28/20		1,399	1,396,862
Term Loan B5, 5.00%, 1/15/21		433	434,721
NXP BV, Term Loan D, 3.75%, 1/11/20		866	858,075

			5,171,192

See Notes to Financial Statements.

30	SEMI-ANNUAL REPORT	APRIL 30, 2014

Consolidated Schedule of Investments (continued)	BlackRock Floating Rate Income Trust (BGT) (Percentages shown are based on Net Assets)

Floating Rate Loan Interests (c)	Par (000)		Value
Software — 4.1%
BMC Software Finance, Inc., Term Loan, 5.00%, 9/10/20	USD	1,486	$1,480,077
GCA Services Group, Inc.:
2nd Lien Term Loan, 9.25%, 10/22/20		400	401,000
New Term Loan B, 4.25%, 11/01/19		1,097	1,091,117
Infor US, Inc., Term Loan B5, 3.75%, 6/03/20		2,350	2,330,775
Interactive Data Corp., 2014 Term Loan, 4.75%, 4/30/21		1,225	1,220,921
IQOR US, Inc., Term Loan B, 6.00%, 2/19/21		542	517,145
Kronos Worldwide, Inc., 2014 Term Loan, 4.75%, 2/18/20		310	310,518
Kronos, Inc., 2nd Lien Term Loan, 9.75%, 4/30/20		1,088	1,118,770
Mitchell International, Inc.:
New 1st Lien Term Loan, 4.50%, 10/12/20		1,363	1,361,196
New 2nd Lien Term Loan, 8.50%, 10/11/21		1,000	1,017,500
RP Crown Parent LLC, 2013 Term Loan, 6.00%, 12/21/18		960	956,890
Shield Finance Co. Sarl, Term Loan, 5.00%, 1/27/21		420	420,655
Sophia LP, Term Loan B, 4.00%, 7/19/18		1,854	1,853,556
Websense, Inc., 2nd Lien Term Loan, 8.25%, 12/24/20		445	446,393

			14,526,513
Specialty Retail — 4.4%
Academy Ltd., Term Loan, 4.50%, 8/03/18		1,488	1,486,733
Burlington Coat Factory Warehouse Corp., New Term Loan B2, 4.25%, 2/23/17		349	350,634
David’s Bridal, Inc., New Term Loan B, 5.00%, 10/11/19		944	934,522
Equinox Holdings, Inc., Repriced Term Loan B, 4.25%, 1/31/20		748	743,226
General Nutrition Centers, Inc., New Term Loan, 3.25%, 3/04/19		1,569	1,555,736
The Gymboree Corp., Initial Term Loan, 5.00%, 2/23/18		70	60,599
Harbor Freight Tools USA, Inc., New 1st Lien Term Loan, 4.75%, 7/26/19		965	969,361
Jo-Ann Stores, Inc., Term Loan, 4.00%, 3/16/18		1,107	1,100,010
Leslie’s Poolmart, Inc., New Term Loan, 4.25%, 10/16/19		1,231	1,227,390
Michaels Stores, Inc., New Term Loan, 3.75%, 1/28/20		903	902,070
Party City Holdings, Inc., Term Loan, 4.00%, 7/27/19		2,636	2,623,289
Petco Animal Supplies, Inc., New Term Loan, 4.00%, 11/24/17		1,838	1,836,694
Things Remembered, Inc., New Term Loan B, 8.00%, 5/24/18		1,010	1,005,063
Toys ‘R’ Us-Delaware, Inc.:
Incremental Term Loan B2, 5.25%, 5/25/18		467	383,549
Term Loan B3, 5.25%, 5/25/18		98	80,496

			15,259,372
Textiles, Apparel & Luxury Goods — 1.4%
Ascend Performance Materials LLC, Term Loan B, 6.75%, 4/10/18		1,409	1,394,836
J Crew Group, Inc., New Term Loan B, 4.00%, 3/05/21		1,480	1,470,217
Kate Spade & Co., Term Loan B, 4.00%, 4/09/21		990	988,515
Floating Rate Loan Interests (c)	Par (000)		Value
Textiles, Apparel & Luxury Goods (concluded)
Nine West Holdings, Inc.:
Guarantee Term Loan, 6.25%, 3/05/19	USD	495	$490,050
Term Loan B, 4.75%, 9/05/19		580	578,730

			4,922,348
Thrifts & Mortgage Finance — 0.3%
IG Investment Holdings LLC, 1st Lien Term Loan, 5.25%, 10/31/19		1,190	1,191,056
Wireless Telecommunication Services — 0.8%
Crown Castle Operating Co., Term Loan B2, 3.25%, 1/31/21		1,217	1,212,009
LTS Buyer LLC, 1st Lien Term Loan, 4.00%, 4/13/20		1,618	1,611,708

			2,823,717
Total Floating Rate Loan Interests — 125.1%			439,296,230

Non-Agency Mortgage-Backed Securities — 0.2%
Commercial Mortgage-Backed Securities — 0.2%
Hilton USA Trust, Series 2013-HLT, Class EFX, 4.45%, 11/05/30 (b)(c)		813	831,926

Other Interests (h)		Beneficial Interest (000)
Auto Components — 0.0%
Lear Corp. Escrow		500	4,375
Construction Materials — 0.0%
USI Senior Holdings		8	—
Diversified Financial Services — 0.1%
J.G. Wentworth LLC Preferred Equity Interests, (Acquired 11/18/13, cost $837,898) (i)		12	174,036
J.G. Wentworth LLC Preferred Equity Interests (180-day lock), (Acquired 11/18/13, cost $837,899) (i)		12	165,334

			339,370
Household Durables — 0.0%
Berkline Benchcraft Equity LLC		6	—
Total Other Interests — 0.1%			343,745

Warrants (j)	Shares
Chemicals — 0.0%
British Vita Holdings Co. (Non-Expiring)		166	—
Media — 0.0%
New Vision Holdings LLC (Expires 9/30/14)		22,447	1,214
Software — 0.0%
Bankruptcy Management Solutions, Inc.:
(Expires 6/28/18)		181	—
(Expires 6/28/19)		195	—
(Expires 6/28/20)		292	—
HMH Holdings/EduMedia (Issued/Exercisable 3/09/10, 19 Shares for 1 Warrant, Expires 6/22/19, Strike Price $42.27)		1,501	7,393

			7,393
Total Warrants — 0.0%			8,607

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	APRIL 30, 2014	31

Consolidated Schedule of Investments (continued)	BlackRock Floating Rate Income Trust (BGT) (Percentages shown are based on Net Assets)

Investment Companies	Shares	Value
Capital Markets — 0.0%
Eaton Vance Floating-Rate Income Trust	34	$518
Eaton Vance Senior Income Trust	8,925	61,404
Total Investment Companies — 0.0%		61,922
Total Long-Term Investments (Cost — $468,757,100) — 133.8%		469,995,625

Short-Term Securities
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.03% (k)(l)	4,426,836	4,426,836
Total Short-Term Securities (Cost — $4,426,836) — 1.3%		4,426,836

Options Purchased
(Cost — $25,422) — 0.0%		—
Total Investments (Cost — $473,209,358) — 135.1%		474,422,461
Liabilities in Excess of Other Assets — (35.1)%		(123,338,449)

Net Assets — 100.0%		$351,084,012

Notes to Consolidated Schedule of Investments

(a)	Non-income producing security.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Variable rate security. Rate shown is as of report date.

(d)	Zero-coupon bond.

(e)	Convertible security.

(f)	Issuer filed for bankruptcy and/or is in default of principal and/or interest payments.

(g)	When-issued security. Unsettled when-issued transactions were as follows:

Counterparty	Value	Unrealized Appreciation
J.P. Morgan Securities LLC	$1,462,450	$21,450

(h)	Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.

(i)	Restricted security as to resale. As of report date, the Trust held restricted securities with a current value of $339,370 and an original cost of $1,675,797 which was 0.1% of its net assets.

(j)	Warrants entitle the Trust to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date, if any.

(k)	Investments in issuers considered to be an affiliate of the Trust during the six months ended April 30, 2014, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliate	Shares Held at October 31, 2013	Net Activity	Shares Held at April 30, 2014	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	3,378,158	1,048,678	4,426,836	$296

(l)	Represents the current yield as of report date.

•

For Trust compliance purposes, the Trust’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

•	Forward foreign currency exchange contracts outstanding as of April 30, 2014 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	3,000,000	USD	4,156,974	Deutsche Bank AG	7/23/14	$4,348
EUR	30,000	USD	41,422	State Street Bank and Trust Co.	7/23/14	192
GBP	34,000	USD	57,180	Citibank N.A.	7/23/14	189
USD	2,853,964	CAD	3,140,000	Deutsche Bank AG	7/23/14	(5,252)
USD	24,104,051	EUR	17,440,000	Barclays Bank PLC	7/23/14	(87,100)
USD	11,267,646	GBP	6,707,000	Barclays Bank PLC	7/23/14	(49,246)
Total						$(136,869)

See Notes to Financial Statements.

32	SEMI-ANNUAL REPORT	APRIL 30, 2014

Consolidated Schedule of Investments (continued)	BlackRock Floating Rate Income Trust (BGT)

•	OTC options purchased as of April 30, 2014 were as follows:

Description	Counterparty	Put/ Call		Strike Price	Expiration Date	Contracts	Market Value
Marsico Parent Superholdco LLC	Goldman Sachs & Co.	Call	USD	942.86	12/14/19	26	—

•	OTC credit default swaps — sold protection outstanding as of April 30, 2014 were as follows:

Issuer	Receive Fixed Rate	Counterparty	Expiration Date	Credit Rating[1]	Notional Amount (000)[2]	Market Value	Premiums Received	Unrealized Appreciation (Depreciation)
Caesars Entertainment Operating Co., Inc.	5.00%	Barclays Bank PLC	9/20/15	CCC-	USD 250	$(33,852)	$(40,004)	$6,152
Caesars Entertainment Operating Co., Inc.	5.00%	JPMorgan Chase Bank	12/20/15	CCC-	USD 331	(55,708)	(67,967)	12,259
Caesars Entertainment Operating Co., Inc.	5.00%	Citibank N.A.	12/20/15	CCC-	USD 189	(31,815)	(34,640)	2,825
Caesars Entertainment Operating Co., Inc.	5.00%	JPMorgan Chase Bank	12/20/15	CCC-	USD 77	(12,908)	(13,652)	744
Caesars Entertainment Operating Co., Inc.	5.00%	Citibank N.A.	12/20/15	CCC-	USD 91	(15,331)	(14,958)	(373)
Caesars Entertainment Operating Co., Inc.	5.00%	Goldman Sachs Bank USA	12/20/15	CCC-	USD 204	(34,296)	(20,743)	(13,553)
Caesars Entertainment Operating Co., Inc.	5.00%	Goldman Sachs Bank USA	3/20/16	CCC-	USD 131	(26,507)	(23,257)	(3,250)
Caesars Entertainment Operating Co., Inc.	5.00%	Goldman Sachs Bank USA	3/20/16	CCC-	USD 131	(26,507)	(23,257)	(3,250)
Caesars Entertainment Operating Co., Inc.	5.00%	Goldman Sachs Bank USA	3/20/16	CCC-	USD 385	(77,857)	(65,108)	(12,749)
Caesars Entertainment Operating Co., Inc.	5.00%	Citibank N.A.	3/20/16	CCC-	USD 73	(14,725)	(9,603)	(5,122)
Caesars Entertainment Operating Co., Inc.	5.00%	Goldman Sachs Bank USA	6/20/16	CCC-	USD 500	(118,555)	(92,910)	(25,645)
Caesars Entertainment Operating Co., Inc.	5.00%	JPMorgan Chase Bank	6/20/16	CCC-	USD 220	(52,055)	(34,128)	(17,927)
Caesars Entertainment Operating Co., Inc.	5.00%	Citibank N.A.	9/20/16	CCC-	USD 175	(48,127)	(47,160)	(967)
Caesars Entertainment Operating Co., Inc.	5.00%	Goldman Sachs Bank USA	9/20/16	CCC-	USD 1,126	(309,746)	(201,456)	(108,290)
Caesars Entertainment Operating Co., Inc.	5.00%	Goldman Sachs Bank USA	3/20/17	CCC-	USD 238	(83,486)	(53,571)	(29,915)
Caesars Entertainment Operating Co., Inc.	5.00%	Deutsche Bank AG	6/20/17	CCC-	USD 339	(132,276)	(82,562)	(49,714)
Total						$(1,073,751)	$(824,976)	$(248,775)

[1] Using S&P’s rating of the issuer.
[2] The maximum potential amount the Trust may pay should a negative credit event take place as defined under the terms of the agreement.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments, please refer to Note 2 of the Notes to Financial Statements.

The following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy as of April 30, 2014:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	—	$11,951,668	—	$11,951,668
Common Stocks	$789,757	3,945,493	$145,215	4,880,465
Corporate Bonds	—	12,621,062	—	12,621,062
Floating Rate Loan Interests	—	390,782,246	48,513,984	439,296,230
Non-Agency Mortgage-Backed Securities	—	831,926	—	831,926
Other Interests	174,036	165,334	4,375	343,745
Warrants	—	7,393	1,214	8,607
Investment Companies	61,922	—	—	61,922
Short-Term Securities	4,426,836	—	—	4,426,836
Unfunded Loan Commitments	—	—	8,075	8,075
Liabilities:
Unfunded Loan Commitments	—	(5,937)	—	(5,937)

Total	$5,452,551	$420,299,185	$48,672,863	$474,424,599

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	APRIL 30, 2014	33

Consolidated Schedule of Investments (concluded)	BlackRock Floating Rate Income Trust (BGT)

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Foreign currency exchange contracts	—	$4,729	—	$4,729
Credit contracts	—	21,980	—	21,980
Liabilities:
Foreign currency exchange contracts	—	(141,598)	—	(141,598)
Credit contracts	—	(270,755)	—	(270,755)

Total	—	$(385,644)	—	$(385,644)

[1] Derivative financial instruments are swaps and forward foreign currency exchange contracts which are valued at the unrealized appreciation/depreciation on the instrument.

The carrying amount for certain of the Trust’s assets and/or liabilities approximates fair value for financial statement purposes. As of April 30, 2014, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash	$880,397	—	—	$880,397
Cash pledged as collateral for OTC derivatives	600,000	—	—	600,000
Liabilities:
Foreign bank overdraft	—	$(4,207,652)	—	(4,207,652)
Bank borrowings payable	—	(109,000,000)	—	(109,000,000)

Total	$1,480,397	$(113,207,652)	—	$(111,727,255)

There were no transfers between Level 1 and Level 2 during the six months ended April 30, 2014.

A reconciliation of Level 3 investments is presented when the Trust had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Asset-Backed Securities	Common Stocks	Floating Rate Loan Interests	Other Interests	Warrants	Unfunded Loan Commitments Assets	Unfunded Loan Commitments (Liabilities)	Total
Assets:
Opening Balance, as of October 31, 2013	$14,250,070	$2,637,960	$28,839,567	$1,426,986	$1,548	$14,706	$(902)	$47,169,935
Transfers into Level 3[1]	—	—	25,132,322	—	—	—	—	25,132,322
Transfers out of Level 3[2]	(11,831,768)	(2,357,445)	(8,840,597)	—	—	—	902	(23,028,908)
Accrued discounts/premiums	6,650	—	55,471	—	—	—	—	62,121
Net realized gain (loss)	171,653	240,329	53,388	1,361,240	—	—	—	1,826,610
Net change in unrealized appreciation/depreciation[3,4]	(166,017)	(46,461)	141,972	1,098,585	(334)	(6,631)	—	1,021,114
Purchases	—	—	14,460,805	—	—	—	—	14,460,805
Sales	(2,430,588)	(329,168)	(11,328,944)	(3,882,436)	—	—	—	(17,971,136)

Closing Balance, as of April 30, 2014	—	$145,215	$48,513,984	$4,375	$1,214	$8,075	—	$48,672,863

Net change in unrealized appreciation/depreciation on investments still held at April 30, 2014[4]	—	$137,147	$162,328	$1,875	$(334)	$8,075	—	$309,091

[1]   As of October 31, 2013, the Trust used observable inputs in determining the value of certain investments. As of April 30, 2014, the Trust used significant unobservable inputs in determining the value of the same investments. As a result, investments with a beginning of period value of $25,132,322 transferred from Level 2 to Level 3 in the disclosure hierarchy.

[2]   As of October 31, 2013, the Trust used significant unobservable inputs in determining the value of certain investments. As of April 30, 2014, the Trust used observable inputs in determining the value of the same investments. As a result, investments with a beginning of period value of $23,028,908 transferred from Level 3 to Level 2 in the disclosure hierarchy.

[3] Included in the related net change in unrealized appreciation/depreciation in the Statements of Operations.

[4]   Any difference between Net change in unrealized appreciation/depreciation and Net change in unrealized appreciation/depreciation on investments still held at April 30, 2014 is generally due to investments no longer held or categorized as Level 3 at period end.

The Trust’s investments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.

See Notes to Financial Statements.

34	SEMI-ANNUAL REPORT	APRIL 30, 2014

Schedule of Investments April 30, 2014 (Unaudited)	BlackRock Multi-Sector Income Trust (BIT) (Percentages shown are based on Net Assets)

Asset-Backed Securities	Par (000)			Value
ACAS CLO Ltd., Series 2013-1A, Class D, 3.83%, 4/20/25 (a)(b)(c)	USD	2,500		$2,412,500
Adirondack Park CLO Ltd., Series 2013-1A (a)(b):
Class D, 3.88%, 4/15/24 (c)		3,250		3,174,522
Class E, 4.88%, 4/15/24		2,000		1,835,000
ALM Loan Funding, Series 2013-7RA (a)(b):
Class C, 3.68%, 4/24/24		4,000		3,868,972
Class D, 5.23%, 4/24/24		1,000		955,116
ALM V Ltd., Series 2012-5A, Class C, 4.74%, 2/13/23 (a)(b)		4,000		4,010,128
AMMC CLO XII Ltd., Series 2013-12A, Class D1, 3.99%, 5/10/25 (a)(b)(c)		1,000		972,450
Apidos CLO XII, Series 2013-12A, Class D, 3.28%, 4/15/25 (a)(b)		1,000		950,832
Atrium X, Series 10A (a)(b):
Class D, 3.73%, 7/16/25		1,000		967,807
Class E, 4.73%, 7/16/25		2,000		1,826,350
Benefit Street Partners CLO II Ltd., Series 2013-IIA, Class C, 3.73%, 7/15/24 (a)(b)		1,000		959,545
Benefit Street Partners CLO Ltd., Series 2012-IA, Class C, 4.73%, 10/15/23 (a)(b)(c)		2,750		2,764,330
BlueMountain CLO Ltd., Series 2013-1A, Class C, 3.64%, 5/15/25 (a)(b)		1,000		959,972
Brookside Mill CLO Ltd., Series 2013-1A, Class D, 3.28%, 4/17/25 (a)(b)		1,250		1,174,759
C-BASS Trust, Series 2006-CB7, Class A4, 0.31%, 10/25/36 (a)		10,412		6,672,526
Carlyle Global Market Strategies CLO Ltd., Class D (a)(b):
Series 2012-4A, 4.73%, 1/20/25		1,350		1,357,574
Series 2013-2A, 3.98%, 4/18/25		1,250		1,223,760
Carrington Mortgage Loan Trust, Series 2006-FRE2 (a):
Class A2, 0.27%, 10/25/36		7,646		4,207,971
Class A5, 0.23%, 10/25/36		8,108		4,439,755
Central Park CLO Ltd., Series 2011-1A, Class D, 3.43%, 7/23/22 (a)(b)		2,250		2,216,428
CIFC Funding Ltd., Class B1L (a)(b):
Series 2012-1A, 5.49%, 8/14/24		2,000		2,010,000
Series 2013-2A, 3.83%, 4/21/25		1,000		975,860
Citigroup Mortgage Loan Trust, Inc., Series 2005-HE3, Class M2, 0.63%, 9/25/35 (a)		4,800		4,200,821
Countrywide Asset-Backed Certificates (a):
Series 2006-BC5, Class 2A3, 0.32%, 3/25/37		5,906		4,908,073
Series 2007-6, Class 2A2, 0.32%, 9/25/37		3,071		2,969,163
Credit Suisse ABS Repackaging Trust, Series 2013-A, Class B, 2.50%, 1/25/30 (b)		2,218		2,106,900
Dryden XXIII Senior Loan Fund, Series 2012-23A, Class D, 6.23%, 7/17/23 (a)(b)		2,000		1,999,920
ECP CLO Ltd., Series 2013-5A, Class C, 3.73%, 1/20/25 (a)(b)(c)		2,500		2,413,652
Fieldstone Mortgage Investment Trust, Series 2006-3 (a):
Class 2A3, 0.31%, 11/25/36		13,722		7,943,144
Class 2A4, 0.39%, 11/25/36		12,731		7,389,778
Flatiron CLO Ltd., Series 2012-1A, Class C, 4.73%, 10/25/24 (a)(b)		750		754,105
Fremont Home Loan Trust, Class 2A3 (a):
Series 2006-A, 0.31%, 5/25/36		28,286		14,194,870
Series 2006-D, 0.30%, 11/25/36		26,315		12,375,777
GoldenTree Loan Opportunities VII Ltd., Series 2013-7A, Class D, 3.53%, 4/25/25 (a)(b)		1,250		1,200,856
Asset-Backed Securities	Par (000)			Value
GSAMP Trust (a):
Series 2005-AHL2, Class A2C, 0.39%, 12/25/35	USD	6,973		$6,282,677
Series 2006-FM2, Class A2C, 0.30%, 9/25/36		13,296		5,722,267
Series 2007-FM2, Class A2B, 0.24%, 1/25/37		9,733		5,743,409
Halcyon Loan Advisors Funding Ltd., Series 2013-1A, Class C, 3.73%, 4/15/25 (a)(b)		2,000		1,910,870
Home Equity Mortgage Loan Asset-Backed Trust, Series 2006-E, Class 2A3, 0.32%, 4/25/37 (a)		15,940		10,469,775
ING IM CLO Ltd., Series 2013-2A, Class C, 3.73%, 4/25/25 (a)(b)		1,000		968,018
Jamestown CLO I Ltd., Series 2012-1A, Class C, 4.16%, 11/05/24 (a)(b)		2,550		2,541,378
Lehman XS Trust (a):
Series 2005-9N, Class 1A1, 0.42%, 2/25/36		5,634		4,789,050
Series 2007-1, Class 2A1, 5.73%, 2/25/37		10,833		10,034,314
Madison Park Funding Ltd., Series 2012-8X, Class E, 5.58%, 4/22/22 (a)		3,000		2,923,662
Mastr Asset-Backed Securities Trust (a):
Series 2006-HE2, Class A3, 0.30%, 6/25/36		13,676		7,233,628
Series 2006-WMC2, Class A5, 0.40%, 4/25/36		9,927		4,277,456
Morgan Stanley IXIS Real Estate Capital Trust, Series 2006-2, Class A3, 0.30%, 11/25/36 (a)		16,794		7,870,832
Morgan Stanley Mortgage Loan Trust, Series 2006-12XS, Class A4, 6.01%, 10/25/36 (d)		3,975		2,217,011
Mountain View CLO Ltd., Series 2013-1A, Class D, 3.53%, 4/12/24 (a)(b)		750		708,788
Octagon Investment Partners XIV Ltd., Series 2012-1A, Class C, 4.23%, 1/15/24 (a)(b)		1,000		1,002,818
Octagon Investment Partners XVI Ltd., Series 2013-1A, Class D, 3.58%, 7/17/25 (a)(b)		750		723,498
OHA Credit Partners VII Ltd., Series 2012-7A, Class D, 4.23%, 11/20/23 (a)(b)(c)		3,000		2,996,640
OZLM Funding IV Ltd., Series 2013-4A, Class C, 3.43%, 7/22/25 (a)(b)		1,250		1,174,384
OZLM Funding Ltd., Series 2012-2A, Class C, 4.57%, 10/30/23 (a)(b)		2,000		2,005,566
Race Point CLO Ltd., Series 2011-5AR, Class ER, 6.23%, 12/15/22 (a)(b)		1,500		1,500,000
Renaissance Home Equity Loan Trust, Series 2007-3 (d):
Class AF2, 7.00%, 9/25/37		4,914		3,145,808
Class AF3, 7.24%, 9/25/37		9,829		6,289,718
Saxon Asset Securities Trust, Series 2007-3, Class 2A3, 0.55%, 9/25/47 (a)		5,000		3,159,590
Scholar Funding Trust, Series 2013-A, Class R, 0.00%, 1/30/45 (b)		—	(e)	3,922,548
Tyron Park CLO Ltd., Series 2013-1A (a)(b):
Class C, 3.73%, 7/15/25		1,250		1,209,794
Class D, 4.63%, 7/15/25		1,000		906,760
WaMu Asset-Backed Certificates Trust, Series 2007-HE3, Class 2A3, 0.39%, 5/25/47 (a)		11,451		7,365,787
Total Asset-Backed Securities — 28.9%				221,489,262

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	APRIL 30, 2014	35

Schedule of Investments (continued)	BlackRock Multi-Sector Income Trust (BIT) (Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Airlines — 5.1%
Air Canada Pass-Through Trust, Series 2013-1 (b)(c):
Class B, 5.38%, 11/15/22	USD	3,400	$3,493,500
Class C, 6.63%, 5/15/18		761	780,086
American Airlines Pass-Through Trust (b):
Series 2013-1, Class C, 6.13%, 7/15/18 (c)		1,500	1,580,625
Series 2013-2, Class A, 4.95%, 7/15/24 (c)		4,052	4,346,190
Series 2013-2, Class B, 5.60%, 1/15/22		935	979,901
Series 2013-2, Class C, 6.00%, 1/15/17		2,800	2,901,500
Continental Airlines Pass-Through Trust (c):
Series 2003-ERJ1, 7.88%, 1/02/20		7,950	8,665,663
Series 2007-1, Class B, 6.90%, 10/19/23		3,492	3,780,312
Series 2012-1, Class B, 6.25%, 10/11/21		517	561,935
Series 2012-3, Class C, 6.13%, 4/29/18		678	722,070
Delta Air Lines Pass-Through Trust, Class B (c):
Series 2007-1, 8.02%, 2/10/24		2,464	2,858,240
Series 2012-1, 6.88%, 5/07/19 (b)		4,651	5,104,252
US Airways Pass-Through Trust, Series 2013-1, Class B, 5.38%, 5/15/23 (c)		3,100	3,177,500

			38,951,774
Auto Components — 1.6%
Chrysler Group LLC/CG Co-Issuer, Inc. (b):
8.00%, 6/15/19		1,212	1,327,140
8.25%, 6/15/21		1,300	1,460,875
Dana Holding Corp., 6.75%, 2/15/21 (c)		1,257	1,362,274
Icahn Enterprises LP/Icahn Enterprises Finance Corp. (b):
3.50%, 3/15/17		170	171,275
4.88%, 3/15/19 (c)		2,898	2,937,847
6.00%, 8/01/20 (c)		2,174	2,293,570
5.88%, 2/01/22 (c)		1,334	1,354,010
Schaeffler Finance BV, 4.75%, 5/15/21 (b)(c)		1,045	1,072,431

			11,979,422
Automobiles — 0.7%
General Motors Co. (b)(c):
3.50%, 10/02/18		2,669	2,725,716
6.25%, 10/02/43		2,194	2,402,430

			5,128,146
Building Products — 0.8%
American Builders & Contractors Supply Co., Inc., 5.63%, 4/15/21 (b)(c)		375	388,125
Builders FirstSource, Inc., 7.63%, 6/01/21 (b)(c)		1,100	1,182,500
Building Materials Corp. of America, 6.75%, 5/01/21 (b)(c)		3,125	3,382,812
Cemex SAB de CV, 5.88%, 3/25/19 (b)		200	205,500
USG Corp., 9.75%, 1/15/18 (c)		572	689,260

			5,848,197
Capital Markets — 0.8%
AE-Rotor Holding BV, 4.97%, 3/28/18		2,500	2,530,775
American Capital Ltd., 6.50%, 9/15/18 (b)(c)		700	743,750
Credit Suisse Group AG, 7.50% (a)(b)(c)(f)		2,851	3,096,899

			6,371,424
Chemicals — 0.7%
Celanese US Holdings LLC, 6.63%, 10/15/18 (c)		1,555	1,636,638
PetroLogistics LP/PetroLogistics Finance Corp., 6.25%, 4/01/20		246	251,228
Rockwood Specialties Group, Inc., 4.63%, 10/15/20 (c)		3,392	3,476,800

			5,364,666
Commercial Banks — 2.5%
CIT Group, Inc., 5.25%, 3/15/18 (c)		9,558	10,250,955
Fifth Third Bancorp, 5.10% (a)(c)(f)		5,000	4,625,000
Corporate Bonds	Par (000)		Value
Commercial Banks (concluded)
Sberbank of Russia Via SB Capital SA, 5.25%, 5/23/23 (b)(c)	USD	5,000	$4,275,000

			19,150,955
Commercial Services & Supplies — 2.2%
ARAMARK Corp., 5.75%, 3/15/20 (c)		672	704,760
Aviation Capital Group Corp., 6.75%, 4/06/21 (b)(c)		5,000	5,591,665
Brand Energy & Infrastructure Services, Inc., 8.50%, 12/01/21 (b)		406	430,360
Catalent Pharma Solutions, Inc., 7.88%, 10/15/18 (c)		1,000	1,017,000
United Rentals North America, Inc. (c):
8.25%, 2/01/21		4,204	4,703,225
7.63%, 4/15/22		2,440	2,745,000
West Corp., 8.63%, 10/01/18 (c)		1,346	1,436,855

			16,628,865
Communications Equipment — 1.0%
Alcatel-Lucent USA, Inc., 8.88%, 1/01/20 (b)(c)		942	1,059,750
Avaya, Inc., 7.00%, 4/01/19 (b)(c)		691	687,545
Zayo Group LLC/Zayo Capital, Inc., 10.13%, 7/01/20 (c)		5,000	5,787,500

			7,534,795
Computers & Peripherals — 0.1%
Pacific Emerald Property Ltd., 9.75%, 7/25/18		1,000	1,043,750
Construction & Engineering — 0.3%
Alam Synergy Property Ltd., 6.95%, 3/27/20		2,000	1,905,000
BlueLine Rental Finance Corp., 7.00%, 2/01/19 (b)		183	195,810
Safway Group Holding LLC/Safway Finance Corp., 7.00%, 5/15/18 (b)(c)		290	307,400

			2,408,210
Construction Materials — 1.7%
HD Supply, Inc. (c):
8.13%, 4/15/19		2,292	2,538,390
11.00%, 4/15/20		2,900	3,422,000
7.50%, 7/15/20		6,388	6,915,010

			12,875,400
Distributors — 0.1%
VWR Funding, Inc., 7.25%, 9/15/17 (c)		652	699,172
Diversified Consumer Services — 0.3%
APX Group, Inc.:
6.38%, 12/01/19		289	294,058
8.75%, 12/01/20 (c)		1,428	1,456,560
Laureate Education, Inc., 9.25%, 9/01/19 (b)(c)		624	658,320

			2,408,938
Diversified Financial Services — 4.7%
Aircastle Ltd., 6.25%, 12/01/19 (c)		624	672,360
Ally Financial, Inc., 8.00%, 11/01/31 (c)		9,315	11,457,450
DPL, Inc., 6.50%, 10/15/16 (c)		638	689,040
General Motors Financial Co., Inc. (c):
3.25%, 5/15/18		235	237,350
4.25%, 5/15/23		326	319,888
Jefferies Finance LLC/JFIN Co-Issuer Corp., 7.38%, 4/01/20 (b)(c)		845	885,137
Jefferies LoanCore LLC/JLC Finance Corp., 6.88%, 6/01/20 (b)		331	333,482
Macquarie Bank Ltd., 10.25%, 6/20/57 (a)		10,000	11,350,000
Reynolds Group Issuer, Inc. (c):
9.88%, 8/15/19		3,278	3,638,580
5.75%, 10/15/20		4,941	5,138,640
8.25%, 2/15/21		1,124	1,215,325

			35,937,252

See Notes to Financial Statements.

36	SEMI-ANNUAL REPORT	APRIL 30, 2014

Schedule of Investments (continued)	BlackRock Multi-Sector Income Trust (BIT) (Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Diversified Telecommunication Services — 3.8%
CenturyLink, Inc., Series V, 5.63%, 4/01/20 (c)	USD	834	$876,743
Cequel Communications Escrow 1 LLC/Cequel Capital Corp., 6.38%, 9/15/20 (b)(c)		662	693,445
Consolidated Communications Finance Co., 10.88%, 6/01/20 (c)		1,264	1,466,240
Level 3 Communications, Inc., 8.88%, 6/01/19 (c)		1,234	1,354,315
Level 3 Financing, Inc., 8.13%, 7/01/19 (c)		7,722	8,445,937
Verizon Communications, Inc., 6.55%, 9/15/43 (c)		12,500	15,418,675
Windstream Corp. (c):
7.75%, 10/15/20		535	577,800
6.38%, 8/01/23		470	457,075

			29,290,230
Electric Utilities — 1.6%
Electricite de France SA, 5.25% (a)(b)(c)(f)		7,500	7,653,750
Star Energy Geothermal Wayang Windu Ltd., 6.13%, 3/27/20		5,000	4,900,000

			12,553,750
Energy Equipment & Services — 1.6%
CGG SA, 6.50%, 6/01/21 (c)		2,564	2,583,230
MEG Energy Corp., 6.50%, 3/15/21 (b)(c)		1,586	1,669,265
Peabody Energy Corp. (c):
6.00%, 11/15/18		176	187,000
6.25%, 11/15/21		1,625	1,649,375
Transocean, Inc., 7.35%, 12/15/41 (c)		5,000	6,067,560

			12,156,430
Food & Staples Retailing — 0.1%
Rite Aid Corp., 6.75%, 6/15/21 (c)		506	550,275
Food Products — 0.4%
Barry Callebaut Services NV, 5.50%, 6/15/23 (b)		1,200	1,256,196
Pinnacle Foods Finance LLC, 4.88%, 5/01/21 (c)		395	387,100
Post Holdings, Inc., 6.75%, 12/01/21 (b)(c)		460	481,850
Smithfield Foods, Inc. (b)(c):
5.25%, 8/01/18		596	621,330
5.88%, 8/01/21		307	322,734

			3,069,210
Health Care Equipment & Supplies — 1.2%
Biomet, Inc. (c):
6.50%, 8/01/20		5,795	6,338,281
6.50%, 10/01/20		2,904	3,165,360

			9,503,641
Health Care Providers & Services — 4.0%
Aviv Healthcare Properties LP/Aviv Healthcare Capital Corp., 6.00%, 10/15/21 (c)		871	914,550
CHS/Community Health Systems, Inc., 6.88%, 2/01/22 (b)		548	567,865
HCA, Inc.:
6.50%, 2/15/20 (c)		10,643	11,866,945
5.88%, 3/15/22		124	132,990
4.75%, 5/01/23		161	158,183
Hologic, Inc., 6.25%, 8/01/20 (c)		3,216	3,400,920
LifePoint Hospitals, Inc., 5.50%, 12/01/21 (b)(c)		527	548,080
Tenet Healthcare Corp. (c):
6.25%, 11/01/18		6,087	6,698,743
8.00%, 8/01/20		2,969	3,228,787
6.00%, 10/01/20 (b)		1,150	1,207,500
8.13%, 4/01/22		2,137	2,372,070

			31,096,633
Corporate Bonds	Par (000)		Value
Hotels, Restaurants & Leisure — 3.8%
Caesars Entertainment Operating Co., Inc., 9.00%, 2/15/20 (c)	USD	2,499	$2,178,504
Caesars Entertainment Resort Properties LLC/Caesars Entertainment Resort Property, 8.00%, 10/01/20 (b)(c)		2,773	2,883,920
Diamond Resorts Corp., 12.00%, 8/15/18 (c)		620	675,025
Enterprise Inns PLC, 6.50%, 12/06/18	GBP	3,320	5,955,828
PNK Finance Corp., 6.38%, 8/01/21 (b)(c)	USD	490	514,500
The Unique Pub Finance Co. PLC:
Series A3, 6.54%, 3/30/21	GBP	2,842	5,050,117
Series M, 7.40%, 3/28/24		6,400	11,075,898
Wynn Macau Ltd., 5.25%, 10/15/21 (b)(c)	USD	765	776,475

			29,110,267
Household Durables — 0.3%
Standard Pacific Corp., 8.38%, 1/15/21 (c)		2,000	2,370,000
Taylor Morrison Communities, Inc./Monarch Communities, Inc., 5.25%, 4/15/21 (b)(c)		357	360,570

			2,730,570
Independent Power Producers & Energy Traders — 0.5%
Calpine Corp. (b):
6.00%, 1/15/22		254	269,875
5.88%, 1/15/24		240	246,300
NRG Energy, Inc., 7.63%, 1/15/18 (c)		2,735	3,097,388

			3,613,563
Insurance — 1.1%
A-S Co-Issuer Subsidiary, Inc./A-S Merger Sub LLC, 7.88%, 12/15/20 (b)(c)		680	720,800
Genworth Holdings, Inc., 6.50%, 6/15/34 (c)		5,500	6,561,412
MPL 2 Acquisition Canco, Inc., 9.88%, 8/15/18 (b)(c)		1,400	1,508,500

			8,790,712
Internet Software & Services — 0.1%
Equinix, Inc., 4.88%, 4/01/20		144	146,880
VeriSign, Inc., 4.63%, 5/01/23 (c)		575	550,563

			697,443
IT Services — 2.5%
Ceridian Corp., 8.88%, 7/15/19 (b)(c)		2,007	2,285,471
Ceridian HCM Holding, Inc., 11.00%, 3/15/21 (b)(c)		742	857,010
Epicor Software Corp., 8.63%, 5/01/19 (c)		425	463,250
First Data Corp. (b)(c):
7.38%, 6/15/19		5,071	5,438,647
6.75%, 11/01/20		4,788	5,111,190
SunGard Data Systems, Inc., 6.63%, 11/01/19 (c)		5,003	5,240,643

			19,396,211
Media — 6.4%
Bharti Airtel International Netherlands BV, 5.13%, 3/11/23		3,000	2,934,000
Cablevision Systems Corp., 5.88%, 9/15/22 (c)		700	708,750
CBS Outdoor Americas Capital LLC/CBS Outdoor Americas Capital Corp. (b):
5.25%, 2/15/22		117	119,925
5.63%, 2/15/24		94	96,585
CCO Holdings LLC/CCO Holdings Capital Corp., 5.13%, 2/15/23 (c)		7,029	6,862,061
Clear Channel Communications, Inc., 9.00%, 12/15/19 (c)		700	745,500
Clear Channel Worldwide Holdings, Inc. (c):
7.63%, 3/15/20		5,274	5,682,735
6.50%, 11/15/22		2,573	2,753,110
Columbus International, Inc., 7.38%, 3/30/21 (b)		1,560	1,630,200

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	APRIL 30, 2014	37

Schedule of Investments (continued)	BlackRock Multi-Sector Income Trust (BIT) (Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Media (concluded)
DISH DBS Corp. (c):
4.25%, 4/01/18	USD	1,000	$1,045,000
5.13%, 5/01/20		5,500	5,775,000
Gannett Co., Inc., 6.38%, 10/15/23 (b)(c)		1,400	1,484,000
Gray Television, Inc., 7.50%, 10/01/20 (c)		891	957,825
Intelsat Jackson Holdings SA (c):
7.25%, 10/15/20		1,250	1,350,000
5.50%, 8/01/23 (b)		1,271	1,243,991
Intelsat Luxembourg SA, 6.75%, 6/01/18 (c)		3,000	3,172,500
Live Nation Entertainment, Inc., 7.00%, 9/01/20 (b)		199	216,910
Midcontinent Communications & Midcontinent Finance Corp., 6.25%, 8/01/21 (b)(c)		250	258,750
NAI Entertainment Holdings/NAI Entertainment Holdings Finance Corp., 5.00%, 8/01/18 (b)(c)		629	655,733
Radio One, Inc., 9.25%, 2/15/20 (b)		685	728,669
RCN Telecom Services LLC/RCN Capital Corp., 8.50%, 8/15/20 (b)(c)		630	667,800
Sirius XM Holdings, Inc., 4.25%, 5/15/20 (b)(c)		994	954,240
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, 5.50%, 1/15/23 (b)(c)		5,287	5,339,870
Univision Communications, Inc., 5.13%, 5/15/23 (b)(c)		2,093	2,134,860
Virgin Media Finance PLC, 6.38%, 4/15/23 (b)(c)		805	845,250
WaveDivision Escrow LLC/WaveDivision Escrow Corp., 8.13%, 9/01/20 (b)(c)		980	1,048,600

			49,411,864
Metals & Mining — 1.6%
ArcelorMittal, 6.13%, 6/01/18 (c)		1,900	2,082,875
Commercial Metals Co., 4.88%, 5/15/23 (c)		984	944,640
Novelis, Inc., 8.75%, 12/15/20 (c)		7,164	7,987,860
Wise Metals Group LLC/Wise Alloys Finance Corp., 8.75%, 12/15/18 (b)(c)		1,140	1,208,400

			12,223,775
Multiline Retail — 0.4%
Dollar General Corp., 4.13%, 7/15/17 (c)		643	687,052
The Neiman Marcus Group Ltd.:
8.00%, 10/15/21 (b)(c)		927	1,015,065
8.75% (8.75% Cash or 9.50% PIK), 10/15/21 (b)(c)(g)		963	1,064,115

			2,766,232
Oil, Gas & Consumable Fuels — 2.0%
Antero Resources Finance Corp., 5.38%, 11/01/21 (b)		284	290,390
Athlon Holdings LP/Athlon Finance Corp., 7.38%, 4/15/21 (b)		254	274,320
Aurora USA Oil & Gas, Inc. (b):
9.88%, 2/15/17		190	210,900
7.50%, 4/01/20		224	255,024
Bonanza Creek Energy, Inc., 6.75%, 4/15/21		99	105,930
Chesapeake Energy Corp., 5.75%, 3/15/23 (c)		1,145	1,216,562
Continental Resources, Inc., 4.50%, 4/15/23 (c)		283	297,391
CrownRock LP/CrownRock Finance, Inc., 7.13%, 4/15/21 (b)(c)		383	405,022
Kinder Morgan, Inc., 5.63%, 11/15/23 (b)(c)		486	486,247
Memorial Production Partners LP/Memorial Production Finance Corp., 7.63%, 5/01/21 (c)		334	351,953
MIE Holdings Corp., 6.88%, 2/06/18		2,000	2,000,000
Oasis Petroleum, Inc., 6.88%, 3/15/22 (b)(c)		529	573,965
Offshore Group Investment Ltd., 7.13%, 4/01/23		62	61,070
Pacific Drilling SA, 5.38%, 6/01/20 (b)(c)		669	650,602
Pertamina Persero PT, 5.63%, 5/20/43 (b)(c)		2,000	1,697,500
Corporate Bonds	Par (000)		Value
Oil, Gas & Consumable Fuels (concluded)
Range Resources Corp.:
5.75%, 6/01/21 (c)	USD	2,874	$3,075,180
5.00%, 8/15/22		91	93,503
5.00%, 3/15/23		211	215,220
Regency Energy Partners LP/Regency Energy Finance Corp., 4.50%, 11/01/23		297	279,923
RKI Exploration & Production LLC/RKI Finance Corp., 8.50%, 8/01/21 (b)(c)		218	236,530
Rosetta Resources, Inc., 5.63%, 5/01/21 (c)		286	291,005
Sabine Pass Liquefaction LLC, 6.25%, 3/15/22 (b)(c)		752	788,660
Summit Midstream Holdings LLC / Summit Midstream Finance Corp., 7.50%, 7/01/21 (c)		703	755,725
Whiting Petroleum Corp., 5.00%, 3/15/19 (c)		878	924,095

			15,536,717
Paper & Forest Products — 0.1%
Ainsworth Lumber Co. Ltd., 7.50%, 12/15/17 (b)(c)		385	409,063
Pharmaceuticals — 1.1%
Endo Finance LLC, 5.75%, 1/15/22 (b)(c)		951	981,907
Forest Laboratories, Inc. (b):
4.38%, 2/01/19		585	622,294
5.00%, 12/15/21 (c)		718	767,363
Grifols Worldwide Operations, Ltd., 5.25%, 4/01/22 (b)		1,094	1,110,410
Salix Pharmaceuticals Ltd., 6.00%, 1/15/21 (b)		308	330,330
Valeant Pharmaceuticals International, Inc. (b)(c):
6.75%, 8/15/18		1,807	1,956,077
6.75%, 8/15/21		1,276	1,368,510
5.63%, 12/01/21		1,182	1,229,280

			8,366,171
Real Estate Investment Trusts (REITs) — 0.2%
Felcor Lodging LP, 6.75%, 6/01/19 (c)		1,261	1,349,270
Real Estate Management & Development — 4.1%
Caifu Holdings Ltd., 8.75%, 1/24/20 (c)		3,000	2,880,000
Kaisa Group Holdings Ltd., 10.25%, 1/08/20 (c)		2,000	1,960,000
Lai Sun International Finance 2012 Ltd., 5.70%, 1/18/18		2,000	1,982,600
Northwest Florida Timber Finance LLC, 4.75%, 3/04/29 (b)		4,360	4,299,832
Punch Taverns Finance B Ltd.:
7.37%, 6/30/22	GBP	3,188	5,651,971
Series A6, 5.94%, 12/30/24		6,346	10,634,222
The Realogy Group LLC/Sunshine Group Florida Ltd., 3.38%, 5/01/16 (b)(c)	USD	454	459,108
Shea Homes LP/Shea Homes Funding Corp., 8.63%, 5/15/19 (c)		1,505	1,651,737
Sparkle Assets Ltd., 6.88%, 1/30/20		2,000	1,965,122

			31,484,592
Road & Rail — 0.5%
The Hertz Corp. (c):
4.25%, 4/01/18		400	413,000
7.38%, 1/15/21		3,075	3,386,344

			3,799,344
Semiconductors & Semiconductor Equipment — 0.1%
NXP BV/NXP Funding LLC, 3.75%, 6/01/18 (b)(c)		1,065	1,063,669
Software — 0.7%
Infor US, Inc., 9.38%, 4/01/19 (c)		2,400	2,694,000
Nuance Communications, Inc., 5.38%, 8/15/20 (b)		1,605	1,617,037
Sophia LP/Sophia Finance, Inc., 9.75%, 1/15/19 (b)(c)		1,220	1,357,250

			5,668,287

See Notes to Financial Statements.

38	SEMI-ANNUAL REPORT	APRIL 30, 2014

Schedule of Investments (continued)	BlackRock Multi-Sector Income Trust (BIT) (Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Specialty Retail — 0.2%
Party City Holdings, Inc., 8.88%, 8/01/20 (c)	USD	623	$694,645
Sally Holdings LLC/Sally Capital, Inc., 5.75%, 6/01/22 (c)		647	687,438

			1,382,083
Textiles, Apparel & Luxury Goods — 0.3%
SIWF Merger Sub, Inc., 6.25%, 6/01/21 (b)(c)		1,434	1,491,360
The William Carter Co., 5.25%, 8/15/21 (b)(c)		604	625,140

			2,116,500
Thrifts & Mortgage Finance — 0.4%
National Savings Bank, 8.88%, 9/18/18		3,000	3,333,750
Trading Companies & Distributors — 0.2%
Doric Nimrod Air Finance Alpha Ltd. Pass-Through Trust, Series 2012-1, Class B, 6.50%, 5/30/21 (b)		1,329	1,413,845
Wireless Telecommunication Services — 3.6%
Crown Castle International Corp., 5.25%, 1/15/23 (c)		6,565	6,745,537
Digicel Ltd., 6.00%, 4/15/21 (b)(c)		5,000	5,062,500
Softbank Corp., 4.50%, 4/15/20 (b)(c)		1,500	1,503,750
Sprint Communications, Inc., 9.00%, 11/15/18 (b)(c)		8,131	9,909,656
Sprint Corp., 7.88%, 9/15/23 (b)(c)		1,922	2,119,005
T-Mobile USA, Inc. (c):
6.63%, 4/28/21		820	885,600
6.73%, 4/28/22		945	1,019,419
6.84%, 4/28/23		610	656,513

			27,901,980
Total Corporate Bonds — 65.5%			503,117,043

Floating Rate Loan Interests (a)
Airlines — 0.4%
Delta Air Lines, Inc., Term Loan B2, 2.40%, 4/18/16		2,963	2,958,056
Chemicals — 0.0%
Allnex USA, Inc.:
Term Loan B1, 4.50%, 10/03/19		88	87,885
Term Loan B2, 4.50%, 10/03/19		46	45,600
Tronox Pigments (Netherlands) BV, Term Loan, 4.00%, 3/19/20		248	247,431

			380,916
Commercial Services & Supplies — 0.2%
ADS Waste Holdings, Inc., New Term Loan, 3.75%, 10/09/19		642	636,791
ARAMARK Corp., Term Loan E, 3.25%, 9/07/19		450	444,564
AWAS Finance Luxembourg S.A.R.L., Term Loan B, 3.50%, 6/10/16		112	111,986
Spin Holdco, Inc., New Term Loan B, 4.25%, 11/14/19		279	277,418

			1,470,759
Communications Equipment — 0.3%
Alcatel-Lucent USA, Inc., Term Loan C, 4.50%, 1/30/19		1,481	1,480,983
Zayo Group LLC/Zayo Capital, Inc., Term Loan B, 4.00%, 7/02/19		987	984,115

			2,465,098
Construction Materials — 0.1%
HD Supply, Inc., Term Loan B, 4.00%, 6/28/18		494	492,381
Floating Rate Loan Interests (a)	Par (000)		Value
Distributors — 0.1%
ABC Supply Co., Inc., Term Loan, 3.50%, 4/16/20	USD	597	$593,800
Diversified Consumer Services — 0.2%
Bright Horizons Family Solutions, Inc., New Term Loan B, 4.00%, 1/30/20		494	494,777
ServiceMaster Co., New Term Loan, 4.25%, 1/31/17		425	423,882
Weight Watchers International, Inc., Term Loan B2, 4.00%, 4/02/20		495	387,199

			1,305,858
Diversified Financial Services — 0.3%
Kasima LLC, New Term Loan B, 3.25%, 5/17/21		2,260	2,237,400
Diversified Telecommunication Services — 0.3%
Level 3 Financing, Inc., Term Loan B, 4.00%, 1/15/20		2,275	2,278,549
Electronic Equipment, Instruments & Components — 0.0%
CDW LLC, New Term Loan, 3.25%, 4/29/20		297	293,499
Energy Equipment & Services — 0.2%
Dynegy Holdings, Inc., Term Loan B2, 4.00%, 4/23/20		1,628	1,624,982
Food Products — 0.1%
Pinnacle Foods Finance LLC, Term Loan G, 3.25%, 4/29/20		495	490,119
Health Care Equipment & Supplies — 0.1%
Immucor, Inc., Refinancing Term Loan B2, 5.00%, 8/17/18		741	740,255
Health Care Providers & Services — 0.1%
American Renal Holdings, Inc., 1st Lien Term Loan, 4.50%, 9/20/19		475	472,529
inVentiv Health, Inc., Combined Term Loan, 7.50%, 8/04/16		500	499,690

			972,219
Hotels, Restaurants & Leisure — 2.9%
Caesars Entertainment Resort Properties LLC, Term Loan B, 7.00%, 10/12/20		1,830	1,834,988
Hilton Ft. Lauderdale, Mezzanine Term Loan, 7.35%, 2/22/16		10,000	10,100,000
Hilton Los Cabos, B-Note, 8.16%, 9/18/18		5,375	5,375,000
Hilton Worldwide Finance LLC, Term Loan B2, 3.50%, 10/26/20		2,689	2,677,155
MGM Resorts International, Term Loan A, 2.90%, 12/20/17		1,234	1,232,832
Station Casinos LLC, Term Loan B, 4.25%, 3/02/20		959	958,990

			22,178,965
Independent Power Producers & Energy Traders — 0.4%
La Frontera Generation LLC, Term Loan, 4.50%, 9/30/20		2,730	2,726,265
IT Services — 0.0%
SunGard Data Systems, Inc., Term Loan E, 4.00%, 3/09/20		227	227,066
Machinery — 0.3%
Generac Power Systems, Inc., Term Loan B, 3.25%, 5/31/20		943	938,484
Silver II US Holdings LLC, Term Loan, 4.00%, 12/13/19		1,208	1,204,027

			2,142,511
Media — 0.3%
Clear Channel Communications, Inc.:
Term Loan B, 3.80%, 1/29/16		75	74,251
Term Loan D, 6.90%, 1/30/19		675	669,394

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	APRIL 30, 2014	39

Schedule of Investments (continued)	BlackRock Multi-Sector Income Trust (BIT) (Percentages shown are based on Net Assets)

Floating Rate Loan Interests (a)	Par (000)		Value
Media (concluded)
Univision Communications, Inc., Term Loan C4, 4.00%, 3/01/20	USD	495	$492,742
Virgin Media Investment Holdings Ltd., Term Loan B, 3.50%, 6/08/20		700	694,953

			1,931,340
Metals & Mining — 0.2%
Constellium Holdco BV, Term Loan B, 7.00%, 3/25/20		411	417,013
FMG Resources August 2006 Property Ltd., New Term Loan B, 4.25%, 6/28/19		1,322	1,320,488

			1,737,501
Oil, Gas & Consumable Fuels — 0.2%
Offshore Group Investment Ltd., Term Loan B, 5.75%, 3/28/19		1,188	1,182,060
Power Buyer, LLC:
1st Lien Term Loan, 4.25%, 5/06/20		688	682,972
Delayed Draw Term Loan, 4.25%, 5/06/20		37	36,558

			1,901,590
Pharmaceuticals — 0.1%
Par Pharmaceutical Companies, Inc., Term Loan B2, 4.00%, 9/30/19		741	736,200
Real Estate Investment Trusts (REITs) — 0.5%
BRE Select Holdings LP, Mezzanine Term Loan, 6.80%, 12/15/15		3,460	3,460,000
iStar Financial, Inc., Term Loan, 4.50%, 10/16/17		546	545,928

			4,005,928
Real Estate Management & Development — 0.1%
Realogy Corp., New Term Loan B, 3.75%, 3/05/20		886	883,409
Semiconductors & Semiconductor Equipment — 0.1%
Freescale Semiconductor, Inc., Term Loan B4, 4.25%, 2/28/20		495	494,237
Specialty Retail — 0.1%
Party City Holdings, Inc., Term Loan, 4.00%, 7/27/19		988	982,894
Sprouts Farmers Markets Holdings LLC, Term Loan, 4.00%, 4/23/20		31	31,173
SRAM LLC, Term Loan B, 4.00%, 4/10/20		138	136,924

			1,150,991
Total Floating Rate Loan Interests — 7.6%			58,419,894

Foreign Agency Obligations
Iceland Government International Bond, 5.88%, 5/11/22		3,415	3,718,081
Slovenia Government International Bond, 5.85%, 5/10/23 (b)(c)		766	833,025
Sri Lanka Government International Bond, 5.88%, 7/25/22 (c)		3,000	2,992,500
Total Foreign Agency Obligations — 1.0%			7,543,606

Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 30.7%
Alternative Loan Trust:
Series 2005-61, Class 2A1, 0.43%, 12/25/35 (a)(c)		4,745	4,206,419
Series 2005-86CB, Class A8, 5.50%, 2/25/36 (c)		2,990	2,774,930
Non-Agency Mortgage-Backed Securities	Par (000)		Value
Collateralized Mortgage Obligations (continued)
Alternative Loan Trust (concluded):
Series 2005-9CB, Class 1A3, 0.60%, 5/25/35 (a)(c)	USD	7,651	$6,243,890
Series 2006-40T1, Class 2A5, 0.55%, 12/25/36 (a)		3,936	1,691,561
Series 2006-4CB, Class 2A6, 5.50%, 4/25/36		4,853	4,480,933
Series 2006-7CB, Class 2A1, 6.50%, 5/25/36		5,216	3,563,747
Series 2006-J7, Class 2A1, 2.27%, 11/20/36 (a)		12,434	7,918,402
Series 2006-J8, Class A5, 6.00%, 2/25/37		3,134	2,455,223
Series 2006-OA10, Class 2A1, 0.34%, 8/25/46 (a)		4,742	3,502,189
Series 2006-OA14, Class 3A1, 0.98%, 11/25/46 (a)		18,062	13,110,726
Series 2006-OA16, Class A2, 0.34%, 10/25/46 (a)		12,457	10,711,222
Series 2006-OA8, Class 1A1, 0.34%, 7/25/46 (a)		4,216	3,470,656
Series 2007-12T1, Class A22, 5.75%, 6/25/37		8,727	7,238,791
Series 2007-12T1, Class A5, 6.00%, 6/25/37		4,235	3,569,359
Series 2007-22, Class 2A16, 6.50%, 9/25/37		13,951	11,318,425
Series 2007-23CB, Class A1, 6.00%, 9/25/37		13,382	11,763,579
Series 2007-4CB, Class 1A3, 0.50%, 4/25/37 (a)		8,540	6,288,148
Series 2007-OA6, Class A1A, 0.29%, 6/25/37		13,130	11,435,389
American Home Mortgage Assets Trust, Series 2006-5, Class A1, 1.05%, 11/25/46 (a)		7,433	3,968,574
American Home Mortgage Investment Trust, Series 2007-1, Class GA1C, 0.34%, 5/25/47 (a)		5,241	3,698,695
Banc of America Funding Trust, Series 2006-G (a):
Class 2A1, 0.37%, 7/20/36		3,081	2,872,462
Class 2A4, 0.44%, 7/20/36		9,500	8,644,382
Bear Stearns ARM Trust, Series 2006-1, Class A1, 2.37%, 2/25/36 (a)		5,213	5,198,242
CHL Mortgage Pass-Through Trust:
Series 2006-13, Class 1A19, 6.25%, 9/25/36		6,153	5,480,689
Series 2006-9, Class A2, 6.00%, 5/25/36		3,632	3,332,912
Series 2007-2, Class A16, 6.00%, 3/25/37		5,668	5,151,585
Series 2007-3, Class A30, 5.75%, 4/25/37		5,030	4,526,229
Series 2007-J2, Class 2A1, 0.80%, 7/25/37 (a)		8,495	5,852,968
Series 2007-J2, Class 2A8, 6.00%, 7/25/37		4,691	3,856,180
Citigroup Mortgage Loan Trust:
Series 2005-9, Class 21A2, 5.50%, 11/25/35		7,231	6,602,550
Series 2006-AR7, Class 2A3A, 2.60%, 11/25/36 (a)		10,434	7,868,696
Credit Suisse First Boston Mortgage Trust, Series 2008-2R, Class 1A1, 6.00%, 7/25/37 (b)		4,125	3,596,880
GSR Mortgage Loan Trust (a):
Series 2005-AR3, Class 5A1, 2.67%, 5/25/35		4,400	4,280,992
Series 2005-AR6, Class 2A1, 2.65%, 9/25/35 (c)		3,126	3,160,416

See Notes to Financial Statements.

40	SEMI-ANNUAL REPORT	APRIL 30, 2014

Schedule of Investments (continued)	BlackRock Multi-Sector Income Trust (BIT) (Percentages shown are based on Net Assets)

Non-Agency Mortgage-Backed Securities	Par (000)		Value
Collateralized Mortgage Obligations (concluded)
Madison Avenue Trust, Series 2013-650M, Class E, 4.17%, 10/12/32 (a)(b)	USD	5,000	$4,808,399
Morgan Stanley Re-REMIC Trust, Series 2010-R5, Class 7B, 0.09%, 5/26/37 (a)(b)		20,922	12,948,439
Residential Asset Securitization Trust, Series 2006-A8, Class 2A5, 0.75%, 8/25/36 (a)		9,114	4,304,697
Structured Asset Mortgage Investments II Trust, Series 2006-AR1, Class 3A1, 0.38%, 2/25/36 (a)		4,630	3,636,916
WaMu Mortgage Pass-Through Certificates (a):
Series 2005-AR1, Class A1A, 0.47%, 1/25/45 (c)		4,314	3,947,788
Series 2005-AR17, Class A1A1, 0.42%, 12/25/45 (c)		3,558	3,313,444
Series 2006-AR19, Class 1A, 0.87%, 1/25/47		3,635	2,954,036
Series 2007-OA4, Class 1A, 0.90%, 5/25/47		7,084	6,160,867

			235,910,627
Commercial Mortgage-Backed Securities — 14.5%
Banc of America Commercial Mortgage Trust, Series 2008-1, Class AJ, 6.46%, 2/10/51 (a)(c)		5,000	5,417,190
Bank of America Merrill Lynch Commercial Mortgage Securities Trust, Series 2013-DSMZ, Class M, 5.84%, 9/15/18 (a)(b)		7,500	7,500,000
CD Commercial Mortgage Trust, Series 2007-CD5, Class C, 6.32%, 11/15/44 (a)		3,372	3,389,204
Commercial Mortgage Pass-Through Certificates (a)(b):
Series 2013-CR11, Class D, 5.34%, 10/10/46		2,000	1,922,742
Series 2013-FL3, Class MMHP, 3.75%, 10/13/28 (c)		4,000	4,068,924
Series 2013-LC13, Class D, 5.22%, 8/10/46 (c)		2,650	2,549,417
Series 2014-CR16, Class D, 4.91%, 4/10/47		2,000	1,858,612
Series 2014-LC15, Class D, 5.11%, 4/10/47		3,000	2,759,178
Commercial Mortgage Trust 2007-GG11, Series 2007-GG11, Class AJ, 6.26%, 12/10/49 (a)		2,000	2,051,190
Credit Suisse First Boston Mortgage Securities Corp., Series 2005-C3, Class B, 4.88%, 7/15/37		2,000	1,905,046
Del Coronado Trust, Series 2013-HDMZ, Class M, 5.15%, 3/15/18 (a)(b)		6,000	6,015,600
GS Mortgage Securities Trust, Series 2006-GG6, Class AJ, 5.76%, 4/10/38 (a)		5,000	5,115,070
Hilton USA Trust, Series 2013-HLT, Class EFX, 4.60%, 11/05/30 (a)(b)		5,000	5,116,395
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2007-CB20 (a):
Class AJ, 6.28%, 2/12/51		5,000	5,265,255
Class B, 6.38%, 2/12/51 (b)		1,000	979,069
LB-UBS Commercial Mortgage Trust:
Series 2006-C4, Class AJ, 6.05%, 6/15/38 (a)(c)		5,000	5,308,945
Series 2007-C1, Class AJ, 5.48%, 2/15/40 (c)		2,000	2,079,276
Series 2007-C1, Class B, 5.51%, 2/15/40		436	440,898
Series 2007-C2, Class AM, 5.49%, 2/15/40 (a)(c)		5,000	5,371,980
Series 2007-C7, Class AJ, 6.46%, 9/15/45 (a)(c)		5,000	5,258,315
Non-Agency Mortgage-Backed Securities	Par (000)		Value
Commercial Mortgage-Backed Securities (concluded)
London & Regional Debt Securitisation No. 2 PLC, Series 2, Class A, 3.53%, 10/15/18 (a)	GBP	4,475	$7,649,349
ML-CFC Commercial Mortgage Trust, Series 2006-1, Class AJ, 5.75%, 2/12/39 (a)	USD	6,000	6,324,018
New York Mortgage Securitization Trust, Series 2013-1, Class A, 5.40%, 8/27/24 (a)(b)		5,000	5,000,000
RBSSP Resecuritization Trust, Series 2013-5, Class 3A1, 0.51%, 1/26/36 (a)(b)		2,345	2,006,382
Talisman Finance PLC, Series 6, Class A, 0.51%, 10/22/16 (a)	EUR	6,408	8,557,229
Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class AJ, 6.13%, 2/15/51 (a)(c)	USD	7,000	7,316,435

			111,225,719
Total Non-Agency Mortgage-Backed Securities — 45.2%			347,136,346

Preferred Securities
Capital Trusts
Capital Markets — 0.8%
The Bank of New York Mellon Corp., Series D, 4.50% (a)(c)(f)		3,067	2,811,672
The Goldman Sachs Group, Inc., Series J, 5.50% (a)(f)		160	3,780,800

			6,592,472
Commercial Banks — 3.0%
BNP Paribas SA, 7.20% (a)(b)(c)(f)		7,500	8,400,000
Lloyds Bank PLC, 12.00% (a)(b)(c)(f)		3,500	4,943,750
Wachovia Capital Trust III, 5.57% (a)(c)(f)		10,000	9,625,000

			22,968,750
Diversified Financial Services — 2.5%
Bank of America Corp., Series U, 5.20% (a)(c)(f)		1,750	1,645,000
Citigroup, Inc., Series D, 5.35% (a)(c)(f)		3,700	3,450,250
Citigroup, Inc., Series M, 6.30% (a)(f)		2,000	1,992,500
General Electric Capital Corp., Series B, 6.25% (a)(c)(f)		5,000	5,431,250
JPMorgan Chase & Co., Series Q, 5.15% (a)(c)(f)		5,500	5,204,375
Morgan Stanley, Series H, 5.45% (a)(f)		1,644	1,658,385

			19,381,760
Insurance — 8.4%
The Allstate Corp., 5.75%, 8/15/53 (a)(c)		2,000	2,140,000
American International Group, Inc., 8.18%, 5/15/68 (a)(c)		4,500	6,018,750
AXA SA, 6.46% (a)(b)(c)(f)		10,000	10,720,000
Genworth Holdings, Inc., 6.15%, 11/15/66 (a)(c)		10,000	9,350,000
ING US, Inc., 5.65%, 5/15/53 (a)(c)		1,090	1,089,891
Liberty Mutual Group, Inc., 7.80%, 3/07/87 (b)(c)		14,000	15,925,000
Prudential Financial, Inc., 5.63%, 6/15/43 (a)(c)		6,000	6,195,000
Sompo Japan Insurance, Inc., 5.33%, 3/28/73 (a)(b)(c)		6,000	6,420,000
XL Group PLC, Series E, 6.50% (a)(c)(f)		6,500	6,402,500

			64,261,141
Oil, Gas & Consumable Fuels — 1.1%
DCP Midstream LLC, 5.85%, 5/21/43 (a)(b)(c)		5,020	4,743,900
Enterprise Products Operating LLC, Series A, 8.38%, 8/01/66 (a)(c)		3,248	3,678,360

			8,422,260
Total Capital Trusts — 15.8%			121,626,383

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	APRIL 30, 2014	41

Schedule of Investments (continued)	BlackRock Multi-Sector Income Trust (BIT) (Percentages shown are based on Net Assets)

Preferred Stocks	Shares	Value
Aerospace & Defense — 0.4%
United Technologies Corp., 7.50% (h)	50,000	$3,307,000
Capital Markets — 0.1%
SCE Trust III, 5.75% (a)	23,730	612,471
Real Estate Investment Trusts (REITs) — 1.9%
Firstar Realty LLC, 8.88% (b)	10,000	12,515,625
Suntrust Real Estate Investment Corp., 9.00% (b)	15	1,822,923

		14,338,548
Total Preferred Stocks — 2.4%		18,258,019
Total Preferred Securities — 18.2%		139,884,402
Total Long-Term Investments (Cost — $1,246,498,977) — 166.4%		1,277,590,553
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.03% (i)(j)	9,857,902	$9,857,902
Total Short-Term Securities (Cost — $9,857,902) — 1.3%		9,857,902
Total Investments (Cost — $1,256,356,879) — 167.7%		1,287,448,455
Liabilities in Excess of Other Assets — (67.7)%		(519,722,364)

Net Assets — 100.0%		$767,726,091

Notes to Schedule of Investments

(a)	Variable rate security. Rate shown is as of report date.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of security has been pledged as collateral in connection with outstanding reverse repurchase agreements.

(d)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown is as of report date.

(e)	Amount is less than $500.

(f)	Security is perpetual in nature and has no stated maturity date.

(g)	Represents a payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.

(h)	Convertible security.

(i)	Investments in issuers considered to be an affiliate of the Trust during the six months ended April 30, 2014, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliate	Shares Held at October 31, 2013	Net Activity	Shares Held at April 30, 2014	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	10,668,292	(810,390)	9,857,902	$2,784

(j)	Represents the current yield as of report date.

•

For Trust compliance purposes, the Trust’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

•	Reverse repurchase agreements outstanding as of April 30, 2014 were as follows:

Counterparty	Interest Rate	Trade Date	Maturity Date[1]	Face Value	Face Value Including Accrued Interest
Barclays Capital, Inc.	0.45%	4/01/13	Open	$9,562,500	$9,609,595
UBS Securities LLC	0.45%	4/01/13	Open	7,068,750	7,103,564
Barclays Capital, Inc.	0.45%	4/02/13	Open	5,250,000	5,275,791
Barclays Capital, Inc.	0.45%	4/02/13	Open	5,692,500	5,720,464
Barclays Capital, Inc.	0.45%	4/02/13	Open	9,387,500	9,433,616
UBS Securities LLC	0.40%	4/04/13	Open	4,606,250	4,626,262
UBS Securities LLC	0.50%	4/04/13	Open	7,059,375	7,097,711
UBS Securities LLC	0.55%	4/04/13	Open	1,776,500	1,787,112
UBS Securities LLC	0.60%	4/04/13	Open	2,800,781	2,819,033
UBS Securities LLC	0.55%	4/05/13	Open	9,127,890	9,182,416
UBS Securities LLC	0.55%	4/05/13	Open	9,086,392	9,140,671
UBS Securities LLC	0.55%	4/05/13	Open	4,857,431	4,886,448
UBS Securities LLC	0.50%	4/09/13	Open	6,041,347	6,073,820
UBS Securities LLC	0.50%	4/09/13	Open	8,025,000	8,068,134
UBS Securities LLC	0.55%	5/06/13	Open	10,722,822	10,781,798
Barclays Capital, Inc.	0.60%	5/07/13	Open	6,425,494	6,463,940
Barclays Capital, Inc.	0.40%	5/13/13	Open	6,306,250	6,330,914
Barclays Capital, Inc.	0.40%	5/13/13	Open	6,277,500	6,302,122
Barclays Capital, Inc.	0.40%	5/13/13	Open	6,105,000	6,128,945
Credit Suisse Securities (USA) LLC	0.40%	5/16/13	Open	2,764,134	2,774,852

See Notes to Financial Statements.

42	SEMI-ANNUAL REPORT	APRIL 30, 2014

Schedule of Investments (continued)	BlackRock Multi-Sector Income Trust (BIT)

Reverse repurchase agreements outstanding as of April 30, 2014 were as follows (continued):

Counterparty	Interest Rate	Trade Date	Maturity Date[1]	Face Value	Face Value Including Accrued Interest
Barclays Capital, Inc.	0.60%	5/17/13	Open	$3,196,700	$3,215,294
Barclays Capital, Inc.	0.60%	5/17/13	Open	2,202,110	2,214,919
Barclays Capital, Inc.	0.60%	5/17/13	Open	2,496,390	2,510,911
Barclays Capital, Inc.	0.60%	5/17/13	Open	1,538,020	1,546,966
Barclays Capital, Inc.	0.60%	5/17/13	Open	1,272,380	1,279,781
Barclays Capital, Inc.	0.60%	5/17/13	Open	1,263,960	1,271,312
Barclays Capital, Inc.	0.60%	5/17/13	Open	1,379,520	1,387,544
Barclays Capital, Inc.	0.60%	5/17/13	Open	1,383,100	1,391,145
Barclays Capital, Inc.	0.60%	5/17/13	Open	1,261,640	1,268,979
Barclays Capital, Inc.	0.60%	5/17/13	Open	1,268,800	1,276,180
Barclays Capital, Inc.	0.60%	5/17/13	Open	797,000	801,636
Barclays Capital, Inc.	0.60%	5/17/13	Open	798,870	803,517
Barclays Capital, Inc.	0.60%	5/17/13	Open	807,840	812,539
Barclays Capital, Inc.	0.60%	5/17/13	Open	824,620	829,417
Barclays Capital, Inc.	0.60%	5/17/13	Open	885,770	890,922
Barclays Capital, Inc.	0.60%	5/17/13	Open	952,260	957,799
Barclays Capital, Inc.	0.60%	5/17/13	Open	952,150	957,688
Barclays Capital, Inc.	0.60%	5/21/13	Open	4,392,500	4,417,757
Barclays Capital, Inc.	0.60%	5/21/13	Open	1,891,549	1,902,425
Barclays Capital, Inc.	0.60%	5/24/13	Open	1,278,230	1,285,516
Barclays Capital, Inc.	0.50%	5/30/13	Open	4,162,500	4,181,925
Barclays Capital, Inc.	0.60%	6/03/13	Open	653,366	656,971
Barclays Capital, Inc.	0.60%	6/03/13	Open	326,209	328,008
Barclays Capital, Inc.	0.75%	6/12/13	Open	4,412,701	4,442,395
UBS Securities LLC	0.55%	6/12/13	Open	2,728,163	2,741,584
UBS Securities LLC	0.55%	6/12/13	Open	1,417,812	1,424,787
Barclays Capital, Inc.	0.60%	7/30/13	Open	4,812,979	4,835,038
Barclays Capital, Inc.	0.60%	7/31/13	Open	305,249	306,643
Barclays Capital, Inc.	0.60%	8/08/13	Open	1,032,000	1,036,575
Barclays Capital, Inc.	0.60%	8/13/13	Open	997,357	1,001,686
UBS Securities LLC	0.55%	8/27/13	Open	878,178	881,492
Barclays Capital, Inc.	0.60%	8/30/13	Open	437,575	439,355
Deutsche Bank Securities, Inc.	0.60%	9/05/13	Open	575,535	577,818
Deutsche Bank Securities, Inc.	0.60%	9/05/13	Open	562,275	564,505
Barclays Capital, Inc.	0.65%	9/16/13	Open	806,663	809,969
Barclays Capital, Inc.	0.65%	9/16/13	Open	907,853	911,573
Deutsche Bank Securities, Inc.	0.60%	9/19/13	Open	251,322	252,260
Deutsche Bank Securities, Inc.	0.60%	9/19/13	Open	269,700	270,707
Barclays Capital, Inc.	0.60%	9/20/13	Open	3,061,280	3,072,658
Barclays Capital, Inc.	0.60%	9/20/13	Open	612,500	614,776
Deutsche Bank Securities, Inc.	0.55%	9/26/13	Open	2,755,000	2,764,134
Deutsche Bank Securities, Inc.	0.60%	9/27/13	Open	1,952,000	1,959,027
Deutsche Bank Securities, Inc.	0.60%	9/27/13	Open	2,390,000	2,398,604
Deutsche Bank Securities, Inc.	0.60%	9/27/13	Open	1,062,000	1,065,823
Deutsche Bank Securities, Inc.	0.58%	10/09/13	Open	499,000	500,640
Deutsche Bank Securities, Inc.	0.58%	10/09/13	Open	504,000	505,656
Deutsche Bank Securities, Inc.	0.60%	10/09/13	Open	1,293,000	1,297,396
Barclays Capital, Inc.	0.60%	10/11/13	Open	223,750	224,503
Barclays Capital, Inc.	0.60%	10/11/13	Open	2,481,835	2,490,190
Deutsche Bank Securities, Inc.	0.56%	10/11/13	Open	754,000	756,369
Deutsche Bank Securities, Inc.	0.60%	10/15/13	Open	463,623	465,152
Credit Suisse Securities (USA) LLC	0.65%	10/16/13	Open	571,875	573,909
Credit Suisse Securities (USA) LLC	0.65%	10/16/13	Open	770,800	773,542
Credit Suisse Securities (USA) LLC	0.65%	10/16/13	Open	791,131	793,945
Deutsche Bank Securities, Inc.	0.58%	10/17/13	Open	508,875	510,482
Deutsche Bank Securities, Inc.	0.58%	10/17/13	Open	2,935,599	2,944,869
Deutsche Bank Securities, Inc.	0.59%	10/21/13	Open	695,000	697,187
Deutsche Bank Securities, Inc.	0.59%	10/21/13	Open	893,000	895,810
Deutsche Bank Securities, Inc.	0.59%	10/21/13	Open	856,000	858,694
Barclays Capital, Inc.	0.60%	10/25/13	Open	201,000	201,630
Deutsche Bank Securities, Inc.	0.55%	10/30/13	Open	594,000	595,661
Deutsche Bank Securities, Inc.	0.59%	11/07/13	Open	465,000	466,334
Deutsche Bank Securities, Inc.	0.59%	11/07/13	Open	1,479,000	1,483,242

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	APRIL 30, 2014	43

Schedule of Investments (continued)	BlackRock Multi-Sector Income Trust (BIT)

Reverse repurchase agreements outstanding as of April 30, 2014 were as follows (continued):

Counterparty	Interest Rate	Trade Date	Maturity Date[1]	Face Value	Face Value Including Accrued Interest
Barclays Capital, Inc.	0.60%	11/08/13	Open	$13,877,500	$13,917,745
Deutsche Bank Securities, Inc.	0.58%	11/20/13	Open	365,000	365,953
Deutsche Bank Securities, Inc.	0.60%	11/20/13	Open	1,081,000	1,083,901
Deutsche Bank Securities, Inc.	0.60%	11/20/13	Open	924,000	926,479
Deutsche Bank Securities, Inc.	0.58%	11/21/13	Open	635,000	636,647
Deutsche Bank Securities, Inc.	0.60%	11/22/13	Open	6,155,000	6,171,413
Deutsche Bank Securities, Inc.	0.60%	12/13/13	Open	2,678,000	2,684,070
Deutsche Bank Securities, Inc.	0.60%	12/13/13	Open	1,077,000	1,079,441
Deutsche Bank Securities, Inc.	0.60%	12/13/13	Open	648,000	649,469
Deutsche Bank Securities, Inc.	0.59%	12/16/13	Open	859,000	860,915
Deutsche Bank Securities, Inc.	0.59%	1/09/14	Open	481,000	481,883
Deutsche Bank Securities, Inc.	0.59%	1/09/14	Open	682,000	683,252
Deutsche Bank Securities, Inc.	0.59%	1/09/14	Open	436,000	436,800
Deutsche Bank Securities, Inc.	0.59%	1/09/14	Open	863,000	864,584
Barclays Bank PLC	0.70%	1/14/14	Open	2,493,750	2,498,841
Barclays Bank PLC	0.85%	1/14/14	Open	1,565,000	1,568,880
Barclays Capital, Inc.	0.60%	1/14/14	Open	1,337,858	1,340,243
Barclays Capital, Inc.	0.60%	1/14/14	Open	892,500	894,092
BNP Paribas Securities Corp.	0.34%	1/14/14	Open	13,719,000	13,732,864
Deutsche Bank Securities, Inc.	0.59%	1/14/14	Open	414,000	414,726
Deutsche Bank Securities, Inc.	0.59%	1/14/14	Open	646,000	647,133
Deutsche Bank Securities, Inc.	0.59%	1/14/14	Open	527,000	527,924
Deutsche Bank Securities, Inc.	0.59%	1/21/14	Open	284,000	284,465
Deutsche Bank Securities, Inc.	0.58%	1/29/14	Open	344,000	344,510
Barclays Capital, Inc.	0.65%	2/03/14	Open	1,869,145	1,872,081
Barclays Capital, Inc.	0.60%	2/04/14	Open	4,837,500	4,844,434
Deutsche Bank Securities, Inc.	0.58%	2/04/14	Open	452,000	452,626
Deutsche Bank Securities, Inc.	0.58%	2/06/14	Open	215,000	215,291
Deutsche Bank Securities, Inc.	0.55%	2/07/14	Open	288,000	288,365
Deutsche Bank Securities, Inc.	0.55%	2/28/14	Open	1,502,000	1,503,423
Deutsche Bank Securities, Inc.	0.55%	2/28/14	Open	1,127,000	1,128,068
Deutsche Bank Securities, Inc.	0.55%	2/28/14	Open	1,228,000	1,229,163
Deutsche Bank Securities, Inc.	0.55%	2/28/14	Open	2,064,000	2,065,955
Deutsche Bank Securities, Inc.	0.55%	2/28/14	Open	1,943,000	1,944,840
Deutsche Bank Securities, Inc.	0.60%	3/03/14	Open	2,225,000	2,227,188
Deutsche Bank Securities, Inc.	0.58%	3/12/14	Open	658,000	658,530
Deutsche Bank Securities, Inc.	0.32%	3/20/14	Open	742,000	742,270
Deutsche Bank Securities, Inc.	0.45%	3/20/14	Open	4,902,000	4,904,512
Deutsche Bank Securities, Inc.	0.45%	3/20/14	Open	1,414,000	1,414,725
Deutsche Bank Securities, Inc.	0.55%	3/20/14	Open	617,000	617,386
Deutsche Bank Securities, Inc.	0.55%	3/20/14	Open	1,094,000	1,094,685
Deutsche Bank Securities, Inc.	0.55%	3/20/14	Open	5,231,000	5,234,277
Deutsche Bank Securities, Inc.	0.55%	3/20/14	Open	2,250,000	2,251,409
Deutsche Bank Securities, Inc.	0.55%	3/20/14	Open	7,582,500	7,587,250
Deutsche Bank Securities, Inc.	0.55%	3/20/14	Open	5,096,000	5,099,192
Deutsche Bank Securities, Inc.	0.55%	3/20/14	Open	4,629,000	4,631,900
Deutsche Bank Securities, Inc.	0.55%	3/20/14	Open	2,376,000	2,377,488
Deutsche Bank Securities, Inc.	0.55%	3/20/14	Open	172,000	172,108
Deutsche Bank Securities, Inc.	0.55%	3/20/14	Open	2,696,000	2,697,689
Deutsche Bank Securities, Inc.	0.55%	3/20/14	Open	4,235,000	4,237,653
Deutsche Bank Securities, Inc.	0.55%	3/20/14	Open	3,082,000	3,083,931
Deutsche Bank Securities, Inc.	0.55%	3/20/14	Open	4,647,000	4,649,911
Deutsche Bank Securities, Inc.	0.55%	3/20/14	Open	7,639,000	7,643,785
Deutsche Bank Securities, Inc.	0.55%	3/20/14	Open	3,094,000	3,095,938
Deutsche Bank Securities, Inc.	0.55%	3/20/14	Open	2,454,000	2,455,537
Deutsche Bank Securities, Inc.	0.55%	3/20/14	Open	3,115,000	3,116,951
Deutsche Bank Securities, Inc.	0.55%	3/20/14	Open	2,079,000	2,080,302
Deutsche Bank Securities, Inc.	0.55%	3/20/14	Open	618,000	618,387
Deutsche Bank Securities, Inc.	0.55%	3/20/14	Open	10,343,000	10,349,479
Deutsche Bank Securities, Inc.	0.55%	3/20/14	Open	3,044,000	3,045,907
Deutsche Bank Securities, Inc.	0.55%	3/20/14	Open	651,000	651,408
Deutsche Bank Securities, Inc.	0.55%	3/20/14	Open	5,781,000	5,784,621
Deutsche Bank Securities, Inc.	0.55%	3/20/14	Open	4,544,000	4,546,846

See Notes to Financial Statements.

44	SEMI-ANNUAL REPORT	APRIL 30, 2014

Schedule of Investments (continued)	BlackRock Multi-Sector Income Trust (BIT)

Reverse repurchase agreements outstanding as of April 30, 2014 were as follows (continued):

Counterparty	Interest Rate	Trade Date	Maturity Date[1]	Face Value	Face Value Including Accrued Interest
Deutsche Bank Securities, Inc.	0.55%	3/20/14	Open	$4,900,000	$4,903,069
BNP Paribas Securities Corp.	1.15%	4/02/14	5/05/14	9,963,000	9,971,927
Barclays Capital, Inc.	0.60%	4/07/14	Open	2,885,335	2,886,489
Deutsche Bank Securities, Inc.	0.58%	4/07/14	Open	674,880	675,141
Credit Suisse Securities (USA) LLC	1.40%	4/09/14	5/09/14	2,616,725	2,618,964
Barclays Capital, Inc.	1.40%	4/10/14	5/09/14	1,439,000	1,440,176
Barclays Capital, Inc.	1.40%	4/10/14	5/09/14	5,084,000	5,088,155
Barclays Capital, Inc.	1.40%	4/10/14	5/09/14	3,693,000	3,696,018
Barclays Capital, Inc.	1.40%	4/10/14	5/09/14	3,966,000	3,969,241
Barclays Capital, Inc.	1.40%	4/10/14	5/09/14	3,640,000	3,642,975
Morgan Stanley & Co. LLC	1.00%	4/10/14	5/12/14	3,179,000	3,180,854
Barclays Capital, Inc.	1.40%	4/16/14	5/16/14	8,633,000	8,637,708
Barclays Capital, Inc.	1.40%	4/21/14	5/21/14	2,681,000	2,682,044
Barclays Capital, Inc.	1.40%	4/21/14	5/21/14	12,336,000	12,340,805
Deutsche Bank Securities, Inc.	0.50%	4/21/14	Open	1,940,000	1,940,243
Deutsche Bank Securities, Inc.	0.55%	4/21/14	Open	1,317,000	1,317,181
Deutsche Bank Securities, Inc.	0.55%	4/21/14	Open	1,100,000	1,100,152
Deutsche Bank Securities, Inc.	0.55%	4/21/14	Open	4,230,000	4,230,583
Deutsche Bank Securities, Inc.	0.55%	4/21/14	Open	2,086,000	2,086,288
Deutsche Bank Securities, Inc.	0.55%	4/21/14	Open	603,000	603,083
Deutsche Bank Securities, Inc.	0.55%	4/21/14	Open	4,849,000	4,849,668
Deutsche Bank Securities, Inc.	0.55%	4/21/14	Open	3,345,000	3,345,461
Deutsche Bank Securities, Inc.	0.55%	4/21/14	Open	2,550,000	2,550,351
Deutsche Bank Securities, Inc.	0.55%	4/21/14	Open	3,735,000	3,735,515
Deutsche Bank Securities, Inc.	0.55%	4/21/14	Open	273,000	273,038
Deutsche Bank Securities, Inc.	0.55%	4/21/14	Open	5,704,000	5,704,786
Deutsche Bank Securities, Inc.	0.55%	4/21/14	Open	7,407,000	7,408,021
Deutsche Bank Securities, Inc.	0.58%	4/21/14	Open	435,000	435,063
Deutsche Bank Securities, Inc.	0.58%	4/21/14	Open	652,000	652,095
Deutsche Bank Securities, Inc.	0.58%	4/21/14	Open	1,309,000	1,309,190
Deutsche Bank Securities, Inc.	0.58%	4/21/14	Open	6,318,000	6,318,918
Deutsche Bank Securities, Inc.	0.58%	4/21/14	Open	1,483,000	1,483,216
Deutsche Bank Securities, Inc.	0.58%	4/21/14	Open	378,000	378,055
Deutsche Bank Securities, Inc.	0.58%	4/21/14	Open	2,533,000	2,533,368
Deutsche Bank Securities, Inc.	0.58%	4/21/14	Open	3,430,000	3,430,499
Deutsche Bank Securities, Inc.	0.58%	4/21/14	Open	667,000	667,097
Deutsche Bank Securities, Inc.	0.58%	4/21/14	Open	348,000	348,051
Deutsche Bank Securities, Inc.	0.58%	4/21/14	Open	667,000	667,097
Deutsche Bank Securities, Inc.	0.58%	4/21/14	Open	653,000	653,095
Deutsche Bank Securities, Inc.	0.58%	4/21/14	Open	626,000	626,091
Deutsche Bank Securities, Inc.	0.58%	4/21/14	Open	1,480,000	1,480,215
Deutsche Bank Securities, Inc.	0.58%	4/21/14	Open	4,524,000	4,524,658
Deutsche Bank Securities, Inc.	0.58%	4/21/14	Open	632,000	632,092
Deutsche Bank Securities, Inc.	0.58%	4/21/14	Open	418,000	418,061
Deutsche Bank Securities, Inc.	0.58%	4/21/14	Open	633,000	633,092
Deutsche Bank Securities, Inc.	0.58%	4/21/14	Open	587,000	587,085
Deutsche Bank Securities, Inc.	0.58%	4/21/14	Open	727,000	727,106
Deutsche Bank Securities, Inc.	0.58%	4/21/14	Open	359,000	359,052
Deutsche Bank Securities, Inc.	0.58%	4/21/14	Open	882,000	882,128
Deutsche Bank Securities, Inc.	0.58%	4/21/14	Open	623,000	623,091
Deutsche Bank Securities, Inc.	0.58%	4/21/14	Open	579,000	579,084
Deutsche Bank Securities, Inc.	0.58%	4/21/14	Open	588,000	588,085
Deutsche Bank Securities, Inc.	0.58%	4/21/14	Open	1,855,000	1,855,270
Deutsche Bank Securities, Inc.	0.58%	4/21/14	Open	602,000	602,087
Deutsche Bank Securities, Inc.	0.58%	4/21/14	Open	974,000	974,142
Deutsche Bank Securities, Inc.	0.58%	4/21/14	Open	1,515,000	1,515,220
Deutsche Bank Securities, Inc.	0.58%	4/21/14	Open	2,957,000	2,957,430
Deutsche Bank Securities, Inc.	0.58%	4/21/14	Open	297,000	297,043
Deutsche Bank Securities, Inc.	0.58%	4/21/14	Open	624,000	624,091
Deutsche Bank Securities, Inc.	0.58%	4/29/14	Open	510,000	510,016
Total				$525,353,223	$526,663,539

[1] Certain agreements have no stated maturity and can be terminated by either party at any time.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	APRIL 30, 2014	45

Schedule of Investments (continued)	BlackRock Multi-Sector Income Trust (BIT)

•	Financial futures contracts outstanding as of April 30, 2014 were as follows:

Contracts Sold	Issue	Exchange	Expiration	Notional Value		Unrealized Appreciation (Depreciation)
(284)	10-Year U.S Treasury Note	Chicago Board of Trade	June 2014	USD	35,335,813	$45,861
(33)	U.S. Treasury Long Bond	Chicago Board of Trade	June 2014	USD	4,452,937	(92,593)
(125)	Ultra Long-Term U.S. Treasury Bond	Chicago Board of Trade	June 2014	USD	18,410,156	(461,087)
Total						$(507,819)

•	Forward foreign currency exchange contracts outstanding as of April 30, 2014 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Depreciation
USD	6,408,065	EUR	4,640,000	Bank of America N.A.	7/23/14	$(28,113)
USD	39,577,742	GBP	23,691,000	Bank of America N.A.	7/23/14	(396,687)
Total						$(424,800)

•	Centrally cleared credit default swaps — buy protection outstanding as of April 30, 2014 were as follows:

Issuer	Pay Fixed Rate	Clearinghouse	Expiration Date	Notional Amount (000)		Unrealized Depreciation
Dow Jones CDX North America High Yield Index, Series 20, Version 1	5.00%	Chicago Mercantile	6/20/18	USD	5,000	$(240,191)
Dow Jones CDX North America High Yield Index, Series 21, Version 1	5.00%	Chicago Mercantile	12/20/18	USD	14,500	(58,699)
Total						$(298,890)

•	OTC credit default swaps — sold protection outstanding as of April 30, 2014 were as follows:

Issuer	Receive Fixed Rate	Counterparty	Expiration Date	Credit Rating[1]	Notional Amount (000)[2]	Market Value	Premiums Received	Unrealized Appreciation
Dow Jones CDX North America Investment Grade, Series 9	5.00%	Bank of America N.A.	12/20/17	BBB	USD 10,000	$730,785	$(630,213)	$1,360,998
[1] Using S&P’s rating of the the underlying securities of the index.
[2] The maximum potential amount the Trust may pay should a negative credit event take place as defined under the terms of the agreement.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments, please refer to Note 2 of the Notes to Financial Statements.

See Notes to Financial Statements.

46	SEMI-ANNUAL REPORT	APRIL 30, 2014

Schedule of Investments (continued)	BlackRock Multi-Sector Income Trust (BIT)

The following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy as of April 30, 2014:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	—	$206,795,554	$14,693,708	$221,489,262
Corporate Bonds	—	498,817,211	4,299,832	503,117,043
Floating Rate Loan Interests	—	36,696,996	21,722,898	58,419,894
Foreign Agency Obligations	—	7,543,606	—	7,543,606
Non-Agency Mortgage-Backed Securities	—	319,681,525	27,454,821	347,136,346
Preferred Securities	$7,700,271	132,184,131	—	139,884,402
Short-Term Securities	9,857,902	—	—	9,857,902
Liabilities:
Unfunded Loan Commitments	—	(153)	—	(153)

Total	$17,558,173	$1,201,718,870	$68,171,259	$1,287,448,302

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Credit contracts	—	$1,360,998	—	$1,360,998
Interest rate contracts	$45,861	—	—	45,861
Liabilities:
Credit contracts	—	(298,890)	—	(298,890)
Foreign currency exchange contracts	—	(424,800)	—	(424,800)
Interest rate contracts	(553,680)	—	—	(553,680)

Total	$(507,819)	$637,308	—	$129,489

[1]   Derivative financial instruments are swaps, financial futures contracts, and forward foreign currency exchange contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The carrying amount or face value, including accrued interest for certain of the Trust’s assets and/or liabilities approximates fair value for financial statement purposes. As of
April 30, 2014, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash	$33,975	—	—	$33,975
Cash pledged for centrally cleared swaps	1,845,000	—	—	1,845,000
Cash pledged for financial futures contracts	841,000	—	—	841,000
Foreign currency at value	532,387	—	—	532,387
Liabilities:
Cash received as collateral for OTC derivatives	—	$(660,000)	—	(660,000)
Cash received as collateral for reverse repurchase agreements		(108,000)		(108,000)
Reverse repurchase agreements	—	(526,663,539)	—	(526,663,539)

Total	$3,252,362	$(527,431,539)	—	$(524,179,177)

As of October 31, 2013, the Trust valued certain equity securities using unadjusted price quotations from an exchange. As of April 30, 2014, the Trust used other observable inputs in determining the value of the same securities. As a result, investments with a beginning of period value of $14,190,054 transferred from Level 1 to Level 2 in the disclosure hierarchy.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	APRIL 30, 2014	47

Schedule of Investments (concluded)	BlackRock Multi-Sector Income Trust (BIT)

A reconciliation of Level 3 investments is presented when the Trust had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Asset-Backed Securities	Corporate Bonds	Floating Rate Loan Interests	Non-Agency Mortgage- Backed Securities	Unfunded Loan Commitments (Liabilities)	Total
Assets:
Opening Balance, as of October 31, 2013	$67,811,145	—	$18,805,204	$16,556,311	$(1,224)	$103,171,436
Transfers into Level 3	—	—	557,984	—	—	557,984
Transfers out of Level 3[1]	(51,049,139)	—	(1,181,504)	(4,688,500)	1,224	(56,917,919)
Accrued discounts/premiums	15,119	—	9,089	145,795	—	170,003
Net realized gain (loss)	401,140	—	12,182	(182,643)	—	230,679
Net change in unrealized appreciation/depreciation[2,3]	(164,341)	$5,973	74,862	1,476,357	—	1,392,851
Purchases	1,500,000	4,293,859	7,000,000	14,493,250	—	27,287,109
Sales	(3,820,216)		(3,554,919)	(345,749)	—	(7,720,884)

Closing Balance, as of April 30, 2014	$14,693,708	$4,299,832	$21,722,898	$27,454,821	—	$68,171,259

Net change in unrealized appreciation/depreciation on investments still held at April 30, 2014[3]	$(160,591)	$5,973	$74,862	$1,476,357	—	$2,866,986

[1]   As of October 31, 2013, the Trust used significant unobservable inputs in determining the value of certain investments. As of April 30, 2014, the Trust used observable inputs in determining the value of the same investments. As a result, investments with a beginning of period value of $56,917,919 transferred from Level 3 to Level 2 in the disclosure hierarchy.

[2]   Included in the related net change in unrealized appreciation/depreciation in the Statements of Operations.

[3]   Any difference between Net change in unrealized appreciation/depreciation and Net change in unrealized appreciation/depreciation on investments still held at April 30, 2014 is generally due to investments no longer held or categorized as Level 3 at period end.

The Trust’s investments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.

See Notes to Financial Statements.

48	SEMI-ANNUAL REPORT	APRIL 30, 2014

Statements of Assets and Liabilities

April 30, 2014 (Unaudited)	BlackRock Credit Allocation Income Trust (BTZ)	BlackRock Floating Rate Income Trust (BGT)[1]	BlackRock Multi-Sector Income Trust (BIT)

Assets
Investments at value — unaffiliated[2]	$2,388,286,137	$469,995,625	$1,277,590,553
Investments at value — affiliated[3]	2,444,842	4,426,836	9,857,902
Cash	—	880,397	33,975
Cash pledged for financial futures contracts	1,785,940	—	841,000
Interest receivable	32,786,039	1,698,127	12,283,883
Investments sold receivable	1,522,662	23,472,253	15,408,371
Unrealized appreciation on OTC derivatives	1,409,401	21,980	1,360,998
Reverse repurchase agreements receivable	1,809,750	—	—
Swap premiums paid	878,855	—	—
Cash pledged as collateral for OTC derivatives	—	600,000	—
Foreign currency at value[4]	1,047	—	532,387
Dividends receivable	78,079	—	101,875
Swaps receivable	79,163	26,006	58,333
Principal paydowns receivable	—	—	26,310
Variation margin receivable on financial futures contracts	843,413	—	—
Unrealized appreciation on unfunded loan commitments	—	8,075	—
Unrealized appreciation on forward foreign currency exchange contracts	—	4,729	—
Cash pledged for centrally cleared swaps	7,220,000	—	1,845,000
Prepaid expenses	71,822	18,218	28,453

Total assets	2,439,217,150	501,152,246	1,319,969,040

Liabilities
Reverse repurchase agreements	742,171,508	—	526,663,539
Bank borrowings payable	—	109,000,000	—
Bank overdraft	785,713	—	—
Investments purchased payable	13,088,642	34,603,137	22,208,684
Unrealized depreciation on OTC derivatives	1,913,467	270,755	—
Foreign bank overdraft	—	4,207,652	—
Options written at value[5]	3,658,725	—	—
Swap premiums received	1,354,218	824,976	630,213
Investment advisory fees payable	1,213,797	283,110	853,334
Cash received as collateral for OTC derivatives	640,000	—	660,000
Income dividends payable	622,848	308,277	229,024
Variation margin payable on financial futures contracts	991,834	—	247,751
Officer’s and Trustees’ fees payable	557,755	182,748	7,881
Unrealized depreciation on forward foreign currency exchange contracts	—	141,598	424,800
Swaps payable	122,096	—	—
Cash received as collateral for reverse repurchase agreements	—	—	108,000
Interest expense payable	—	80,534	—
Unrealized depreciation on unfunded loan commitments	—	5,937	153
Reverse repurchase agreements payable	1,858,113	—	—
Other accrued expenses payable	295,557	159,510	197,525
Variation margin payable on centrally cleared swaps	905,991	—	12,045

Total liabilities	770,180,264	150,068,234	552,242,949

Net Assets	$1,669,036,886	$351,084,012	$767,726,091

Net Assets Consist of
Paid-in capital[6,7,8]	$1,906,261,237	$429,064,959	$727,781,455
Undistributed (distributions in excess of) net investment income	2,875,289	(2,027,734)	3,755,518
Accumulated net realized gain (loss)	(394,942,241)	(76,769,636)	4,962,046
Net unrealized appreciation/depreciation	154,842,601	816,423	31,227,072

Net Assets	$1,669,036,886	$351,084,012	$767,726,091

Net asset value	$15.44	$14.84	$19.98

[1] Consolidated Statement of Assets and Liabilities.
[2] Investments at cost — unaffiliated	$2,232,851,635	$468,782,522	$1,246,498,977
[3] Investments at cost — affiliated	$2,444,842	$4,426,836	$9,857,902
[4] Foreign currency at cost	$1,039	$(4,190,847)	$530,724
[5] Premiums received	$6,393,785	—	—
[6] Par value per share	$0.001	$0.001	$0.001
[7] Shares outstanding	108,088,170	23,663,232	38,421,624
[8] Shares authorized	unlimited	unlimited	unlimited

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	APRIL 30, 2014	49

Statements of Operations

Six Months Ended April 30, 2014 (Unaudited)	BlackRock Credit Allocation Income Trust (BTZ)	BlackRock Floating Rate Income Trust (BGT)[1]	BlackRock Multi-Sector Income Trust (BIT)

Investment Income
Interest	$61,306,008	$12,365,213	$37,427,610
Dividends — unaffiliated	1,848,225	198,048	1,135,654
Dividends — affiliated	1,468	296	2,784

Total income	63,155,701	12,563,557	38,566,048

Expenses
Investment advisory	7,297,733	1,827,306	5,165,515
Officer and Trustees	88,417	20,191	35,540
Accounting services	85,835	27,924	49,584
Transfer agent	82,405	20,360	35,565
Professional	75,848	63,606	105,710
Custodian	67,729	86,759	69,646
Printing	24,447	9,839	12,450
Registration	18,995	4,423	4,354
Miscellaneous	79,278	24,059	26,446

Total expenses excluding interest expense	7,820,687	2,084,467	5,504,810
Interest expense	1,199,802	631,233	1,818,868

Total expenses	9,020,489	2,715,700	7,323,678
Less fees waived by Manager	(2,587)	(500)	(5,347)

Total expenses after fees waived	9,017,902	2,715,200	7,318,331

Net investment income	54,137,799	9,848,357	31,247,717

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	10,154,648	6,758,778	4,054,132
Financial futures contracts	33,124	—	57,787
Foreign currency transactions	(2,802)	(1,432,590)	(1,489,403)
Options written	21,557	—	194,818
Swaps	(5,080,036)	165,898	664,756

	5,126,491	5,492,086	3,482,090

Net change in unrealized appreciation/depreciation on:
Investments	39,163,773	(3,479,056)	32,990,361
Financial futures contracts	1,465,166	—	154,858
Foreign currency translations	(20,273)	(763,784)	(1,160,540)
Options written	1,682,868	—	—
Swaps	(15,051)	208,920	5,536
Unfunded loan commitments	—	(11,665)	1,071

	42,276,483	(4,045,585)	31,991,286

Total realized and unrealized gain	47,402,974	1,446,501	35,473,376

Net Increase in Net Assets Resulting from Operations	$101,540,773	$11,294,858	$66,721,093

[1] Consolidated Statement of Operations.

See Notes to Financial Statements.

50	SEMI-ANNUAL REPORT	APRIL 30, 2014

Statements of Changes in Net Assets

	BlackRock Credit Allocation Income Trust (BTZ)
Increase (Decrease) in Net Assets:	Six Months Ended April 30, 2014 (Unaudited)	Year Ended October 31, 2013

Operations
Net investment income	$54,137,799	$99,114,534
Net realized gain	5,126,491	32,493,332
Net change in unrealized appreciation/depreciation	42,276,483	(71,895,937)

Net increase in net assets resulting from operations	101,540,773	59,711,929

Dividends to Shareholders From
Net investment income	(52,206,586)[1]	(99,536,463)[2]

Capital Share Transactions
Net proceeds from the issuance of shares due to reorganization	—	862,691,514

Net Assets
Total increase in net assets	49,334,187	822,866,980
Beginning of period	1,619,702,699	796,835,719

End of period	$1,669,036,886	$1,619,702,699

Undistributed net investment income, end of period	$2,875,289	$944,076

	BlackRock Floating Rate Income Trust (BGT)[3]
Increase (Decrease) in Net Assets:	Six Months Ended April 30, 2014 (Unaudited)	Year Ended October 31, 2013

Operations
Net investment income	$9,848,357	$22,212,564
Net realized gain	5,492,086	5,355,527
Net change in unrealized appreciation/depreciation	(4,045,585)	3,431,673

Net increase in net assets resulting from operations	11,294,858	30,999,764

Dividends to Shareholders From
Net investment income	(10,151,527)[1]	(24,716,431)[2]

Capital Share Transactions
Reinvestment of dividends	—	374,931

Net Assets
Total increase in net assets	1,143,331	6,658,264
Beginning of period	349,940,681	343,282,417

End of period	$351,084,012	$349,940,681

Distributions in excess of net investment income, end of period	$(2,027,734)	$(1,724,564)

[1] A portion of the dividends from net investment income may be deemed a return of capital or net realized gain at fiscal year end.
[2] Determined in accordance with federal income tax regulations.
[3] Consolidated Statements of Changes.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	APRIL 30, 2014	51

Statements of Changes in Net Assets

	BlackRock Multi-Sector Income Trust (BIT)
Increase (Decrease) in Net Assets:	Six Months Ended April 30, 2014 (Unaudited)	Period February 27, 2013[1] to October 31, 2013

Operations
Net investment income	$31,247,717	$38,588,756
Net realized gain (loss)	3,482,090	(10,846,530)
Net change in unrealized appreciation/depreciation	31,991,286	(764,214)

Net increase in net assets resulting from operations	66,721,093	26,978,012

Dividends and Distributions to Shareholders From
Net investment income	(26,902,821)[2]	(26,851,648)[3]
Return of capital	—	(4,534,977)[3]

Decrease in net assets resulting from dividends and distributions to shareholders	(26,902,821)	(31,386,625)

Capital Share Transactions
Net proceeds from the issuance of shares	—	686,096,414
Net proceeds from the underwriter’s over allotment option exercised	—	46,120,006

Net increase in net assets derived from capital share transactions	—	732,216,420

Net Assets
Total increase in net assets	39,818,272	727,807,807
Beginning of period	727,907,819	100,012

End of period	$767,726,091	$727,907,819

Undistributed (distributions in excess of) net investment income, end of period	$3,755,518	$(589,378)

[1] Commencement of operations.
[2] A portion of the dividends from net investment income may be deemed a return of capital or net realized gain at fiscal year end.
[3] Determined in accordance with federal income tax regulations.

See Notes to Financial Statements.

52	SEMI-ANNUAL REPORT	APRIL 30, 2014

Statements of Cash Flows

Six Months Ended April 30, 2014 (Unaudited)	BlackRock Credit Allocation Income Trust (BTZ)	BlackRock Floating Rate Income Trust (BGT)[1]	BlackRock Multi-Sector Income Trust (BIT)

Cash Provided by Operating Activities
Net increase in net assets resulting from operations	$101,540,773	$11,294,858	$66,721,093
Adjustments to reconcile net increase in net assets resulting from operations to net cash provided by operating activities:
Decrease in interest receivable	167,764	771,369	1,178,193
Decrease in swap receivable	251,842	—	14,861
(Increase) decrease in cash pledged for centrally cleared swaps	2,445,000	145,000	(1,345,000)
Increase in cash pledged for financial futures contracts	(122,000)	—	(511,000)
Decrease in cash pledged as collateral for reverse repurchase agreements	1,333,000	—	3,032,750
Increase in prepaid expenses	(45,095)	(8,543)	(28,453)
(Increase) decrease in variation margin receivable on financial futures contracts	(628,495)	—	17,344
Increase in dividends receivable	(7,264)	—	—
Decrease in swap premiums paid	225,527	—	—
Decrease in swaps payable	(117,085)	—	—
Increase (decrease) in investment advisory fees payable	(35,375)	(24,692)	283
Increase (decrease) in interest expense payable	709,567	(131,165)	96,221
Decrease in other accrued expenses payable	(50,468)	(108,156)	(44,660)
Increase in Officer’s and Trustees’ fees payable	46,658	11,211	550
Increase (decrease) in swap premiums received	633,218	(195,625)	(846,851)
Increase in variation margin payable on financial futures contracts	991,834	—	247,751
Increase in cash received as collateral for reverse repurchase agreements	—	—	108,000
Increase (decrease) in cash received as collateral for OTC derivatives	(60,000)	—	60,000
Increase in variation margin payable on centrally cleared swaps	881,539	—	8,537
Net realized gain on investments and options written	(3,538,191)	(6,345,595)	(1,892,918)
Net unrealized gain (loss) on investments, swaps, foreign currency translations and unfunded loan commitments.	(41,336,295)	4,045,585	(31,949,167)
Amortization of premium and accretion of discount on investments	2,497,858	(599,736)	(6,163,859)
Premiums received from options written	1,177,411	—	194,818
Proceeds from sales of long-term investments	429,337,810	201,518,254	233,122,684
Purchases of long-term investments	(374,922,116)	(160,711,033)	(210,456,971)
Net proceeds from sales (purchases) of short-term securities	1,554,625	(1,048,678)	810,390
Premiums paid on closing options written	(1,496,007)	—	—

Cash provided by operating activities	121,436,035	48,613,054	52,374,596

Cash Used for Financing Activities
Cash receipts from borrowings	—	78,000,000	—
Cash payments on borrowings	—	(121,000,000)	—
Net borrowing of reverse repurchase agreements	(70,518,010)	—	(25,472,558)
Cash dividends paid to shareholders	(52,110,489)	(9,876,087)	(26,906,773)
Increase in bank overdraft	785,713	4,161,128	—

Cash used for financing activities	(121,842,786)	(48,714,959)	(52,379,331)

Cash Impact from Foreign Exchange Fluctuations
Cash impact from foreign exchange fluctuations	$8	$(17,321)	$3,122

Cash and Foreign Currency
Net increase (decrease) in cash and foreign currency	(406,743)	(119,226)	(1,613)
Cash and foreign currency at beginning of period	407,790	999,623	567,975

Cash and foreign currency at end of period	$1,047	$$880,397	$566,362

Supplemental Disclosure of Cash Flow Information
Cash paid during the period for interest	$490,235	$$762,398	$1,722,647

[1] Consolidated Statement of Cash Flows.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	APRIL 30, 2014	53

Financial Highlights	BlackRock Credit Allocation Income Trust (BTZ)

	Six Months Ended April 30, 2014 (Unaudited)		Year Ended October 31,
			2013		2012		2011		2010		2009

Per Share Operating Performance
Net asset value, beginning of period	$14.99		$15.37		$13.94		$14.46		$12.64		$10.59

Net investment income[1]	0.50		0.97		0.94		0.88		0.85		0.99
Net realized and unrealized gain (loss)	0.43		(0.37)		1.43		(0.54)		2.14		2.54
Dividends to Preferred Shareholders from net investment income	—		—		—		(0.01)		(0.07)		(0.07)

Net increase from investment operations	0.93		0.60		2.37		0.33		2.92		3.46

Dividends and distributions to Common Shareholders from:
Net investment income	(0.48)[2]		(0.98)[3]		(0.94)[3]		(0.85)[3]		(0.81)[3]		(0.93)[3]
Return of capital	—		—		—		—		(0.29)[3]		(0.48)[3]

Total dividends and distributions	(0.48)		(0.98)		(0.94)		(0.85)		(1.10)		(1.41)

Net asset value, end of period	$15.44		$14.99		$15.37		$13.94		$14.46		$12.64

Market price, end of period	$13.68		$12.97		$14.23		$12.08		$13.02		$10.96

Total Investment Return Applicable to Common Shareholders[4]
Based on net asset value	6.81%	[5]	4.86%		18.35%		3.28%		25.16%		41.06%

Based on market price	9.38%	[5]	(2.01)%		26.44%		(0.60)%		29.98%		38.38%

Ratios to Average Net Assets Applicable to Common Shareholders
Total expenses	1.12%	[6]	1.15%	[7]	1.20%	[8]	1.09%	[9]	1.12%	[9]	1.60%	[9]

Total expenses after fees waived and paid indirectly	1.12%	[6]	1.15%	[7]	1.20%	[8]	1.09%	[9]	1.11%	[9]	1.58%	[9]

Total expenses after fees waived and paid indirectly and excluding interest expense	0.97%	[6]	1.00%	[7]	1.07%	[8]	0.99%	[9]	1.07%	[9]	1.24%	[9]

Net investment income	6.70%	[6]	6.43%		6.53%		6.25%	[9]	6.33%	[9]	9.93%	[9]

Dividends to Preferred Shareholders	—		—		—		0.09%		0.50%		0.74%

Net investment income to Common Shareholders	6.70%	[6]	6.43%		6.53%		6.16%		5.83%		9.19%

Supplemental Data
Net assets applicable to Common Shareholders, end of period (000)	$1,669,037		$1,619,703		$796,836		$722,337		$749,360		$654,999

Preferred Shares outstanding at $25,000 liquidation preference, end of period (000)	—		—		—		—		$231,000		$231,000

Borrowings outstanding, end of period (000)	$742,172		$812,028		$373,716		$339,303		—		$61,576

Average borrowings outstanding, during the period (000)	$743,993		$724,537		$312,634		$182,843		$63,660		$76,521

Portfolio turnover	15%		43%		37%		54%		64%		30%

Asset coverage per Preferred Share at $25,000 liquidation preference, end of period	—		—		—		—		$106,104		$95,892

Asset coverage, end of period per $1,000	$3,249		$2,995		$3,132		$3,129		—		—

[1]	Based on average shares outstanding.

[2]	A portion of the dividends from net investment income may be deemed a return of capital or net realized gain at fiscal year end.

[3]	Determined in accordance with federal income tax regulations.

[4]

Total investment returns based on market price, which can be significantly greater or less than the net asset value, may result in substantially different returns. Where applicable, excludes the effects of any sales charges and assumes the reinvestment of dividends and distributions.

[5]	Aggregate total investment return.

[6]	Annualized.

[7]

Includes reorganization costs associated with the Trust’s merger. Without these costs, total expenses, total expenses after fees waived and paid indirectly, and total expenses after fees waived and paid indirectly and excluding interest expense would have been 1.15%, 1.15% and 1.00%, respectively.

[8]

Includes reorganization costs associated with the Trust’s merger. Without these costs, total expenses, total expenses after fees waived and paid indirectly, and total expenses after fees waived and paid indirectly and excluding interest expense would have been 1.16%, 1.16% and 1.02%, respectively.

[9]	Does not reflect the effect of dividends to Preferred Shareholders.

See Notes to Financial Statements.

54	SEMI-ANNUAL REPORT	APRIL 30, 2014

Financial Highlights	BlackRock Floating Rate Income Trust (BGT)

	Six Months Ended April 30, 2014[1] (Unaudited)		Year Ended October 31,
			2013[1]	2012[1]	2011		2010		2009

Per Share Operating Performance
Net asset value, beginning of period	$14.79		$14.52	$13.97	$14.48		$13.29		$11.24

Net investment income[2]	0.42		0.94	0.97	1.00		0.97		0.98
Net realized and unrealized gain (loss)	0.06		0.38	0.68	(0.42)		1.09		2.72
Dividends to Preferred Shareholders from net investment income	—		—	—	(0.00)[3]		(0.04)		(0.04)

Net increase from investment operations	0.48		1.32	1.65	0.58		2.02		3.66

Dividends and distributions to Common Shareholders from:
Net investment income	(0.43)[4]		(1.05)[5]	(1.10)[5]	(1.09)[5]		(0.83)[5]		(1.19)[5]
Return of capital	—		—	—	—		—		(0.42)[5]

Total dividends and distributions	(0.43)		(1.05)	(1.10)	(1.09)		(0.83)		(1.61)

Net asset value, end of period	$14.84		$14.79	$14.52	$13.97		$14.48		$13.29

Market price, end of period	$14.03		$14.12	$15.07	$13.00		$14.52		$12.58

Total Investment Return Applicable to Common Shareholders[6]
Based on net asset value	3.42%	[7]	9.37%	12.37%	4.03%		15.55%		39.51%

Based on market price	2.42%	[7]	0.60%	25.33%	(3.46)%		22.41%		54.14%

Ratios to Average Net Assets Applicable to Common Shareholders
Total expenses	1.56%	[8]	1.57%	1.66%	1.73%	[9]	1.43%	[9]	1.96%	[9]

Total expenses after fees waived and paid indirectly	1.56%	[8]	1.57%	1.61%	1.60%	[9]	1.25%	[9]	1.68%	[9]

Total expenses after fees waived and paid indirectly and excluding interest expense	1.20%	[8]	1.19%	1.25% [10]	1.24%	[9]	1.15%	[9]	1.24%	[9]

Net investment income	5.66%	[8]	6.39%	6.87%	6.95%	[9]	7.01%	[9]	8.92%	[9]

Dividends to Preferred Shareholders	—		—	—	0.03%		0.27%		0.38%

Net investment income to Common Shareholders	5.66%	[8]	6.39%	6.87%	6.92%		6.74%		8.54%

Supplemental Data
Net assets applicable to Common Shareholders, end of period (000)	$351,084		$349,941	$343,282	$329,831		$341,436		$312,872

Preferred Shares outstanding at $25,000 liquidation preference, end of period (000)	—		—	—	—		$58,800		$58,800

Borrowings outstanding, end of period (000)	$109,000		$152,000	$145,000	$122,000		$38,000		$14,000

Average borrowings outstanding, during the period (000)	$140,243		$138,337	$126,186	$120,334		$24,321		$53,156

Portfolio turnover	36%		72%	65%	89%		87%		42%

Asset coverage per Preferred Share at $25,000 liquidation preference, end of period (000)	—		—	—	—		$170,174		$158,029

Asset coverage, end of period $1,000	$4,221		$3,302	$3,367	$3,704		—		—

[1]	Consolidated Financial Highlights.

[2]	Based on average shares outstanding.

[3]	Amount is greater than $(0.005) per share.

[4]	A portion of the dividends from net investment income may be deemed a return of capital or net realized gain at fiscal year end.

[5]	Determined in accordance with federal income tax regulations.

[6]

Total investment returns based on market price, which can be significantly greater or less than the net asset value, may result in substantially different returns. Where applicable, excludes the effects of any sales charges and assumes the reinvestment of dividends and distributions.

[7]	Aggregate total investment return.

[8]	Annualized.

[9]	Do not reflect the effect of dividends to Preferred Shareholders.

[10]	For the year ended October 31, 2012, the total expense ratio after fees waived and paid indirectly and excluding interest expense and borrowing costs was 1.14%.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	APRIL 30, 2014	55

Financial Highlights	BlackRock Multi-Sector Income Trust (BIT)

	Six Months Ended April 30, 2014 (Unaudited)	Period February 27, 2013[1] to October 31, 2013

Per Share Operating Performance
Net asset value, beginning of period	$18.95	$19.10 [2]

Net investment income[3]	0.81	1.02
Net realized and unrealized gain (loss)	0.92	(0.35)

Net increase from investment operations	1.73	0.67

Dividends and distributions from:
Net investment income	(0.70)[4]	(0.70)[5]
Return of capital	—	(0.12)[5]

Total dividends and distributions	(0.70)	(0.82)

Net asset value, end of period	$19.98	$18.95

Market price, end of period	$18.39	$17.04

Total Investment Return[6,7]
Based on net asset value	9.73%	4.04%

Based on market price	12.31%	(10.66)%

Ratios to Average Net Assets[8]
Total expenses	1.98%	1.67%

Total expenses after fees waived	1.98%	1.67%

Total expenses after fees waived and excluding interest expense	1.49%	1.33%

Net investment income	8.46%	8.05%

Supplemental Data
Net assets, end of period (000)	$767,726	$727,908

Borrowings outstanding, end of period (000)	$526,664	$552,040

Average borrowings outstanding, during the period (000)	$556,907	$397,402

Portfolio turnover	18%	77% [9]

Asset coverage, end of period per $1,000	$2,458	$2,319

[1]	Commencement of operations.

[2]	Net asset value, beginning of period, reflects a deduction of $0.90 per share sales charge from the initial offering price of $20.00 per share.

[3]	Based on average shares outstanding.

[4]	A portion of the dividends from net investment income may be deemed a return of capital or net realized gain at fiscal year end.

[5]	Determined in accordance with federal income tax regulations.

[6]

Total investment returns based on market price, which can be significantly greater or less than the net asset value, may result in substantially different returns. Where applicable, excludes the effects of any sales charges and assumes the reinvestment of dividends and distributions.

[7]	Aggregate total investment return.

[8]	Annualized.

[9]	Includes mortgage dollar roll transactions. Excluding these transactions, the portfolio turnover would have been 54%.

See Notes to Financial Statements.

56	SEMI-ANNUAL REPORT	APRIL 30, 2014

Notes to Financial Statements (Unaudited)

1. Organization:

BlackRock Credit Allocation Income Trust (“BTZ”), BlackRock Floating Rate Income Trust (“BGT”) and BlackRock Multi-Sector Income Trust (“BIT”) (collectively, the “Trusts” or individually as a “Trust”) are registered under the 1940 Act as non-diversified, closed-end management investment companies. The Trusts are organized as Delaware statutory trusts. The Boards of Trustees of the Trusts are collectively referred to throughout this report as the “Board of Trustees” or the “Board”, and the trustees thereof are collectively referred to throughout this report as “Trustees”. The Trusts determine and make available for publication the NAVs of their Common Shares on a daily basis.

Reorganization: The Board and shareholders of BTZ and the respective Boards of Directors and Boards of Trustees and shareholders of each of BlackRock Credit Allocation Income Trust I, Inc. (“PSW”), BlackRock Credit Allocation Income Trust II, Inc. (“PSY”) and BlackRock Credit Allocation Income Trust III (“BPP”) (individually, a “Target Fund” and collectively the “Target Funds”) approved the reorganization of its respective Target Fund into BTZ pursuant to which BTZ acquired substantially all of the assets and substantially all of the liabilities of each Target Fund in exchange for an equal aggregate value of newly–issued shares of BTZ in a merger transaction.

Each shareholder of a Target Fund received shares of BTZ in an amount equal to the aggregate net asset value of such shareholder’s Target Fund shares, as determined at the close of business on December 7, 2012, less the cost of the Target Fund’s reorganization. Cash was distributed for any fractional shares.

The reorganizations were accomplished by a tax-free exchange of shares of BTZ in the following amounts and at the following conversion ratios:

Target Fund	Shares Prior to Reorganization	Conversion Ratio	Shares of BTZ
PSW	10,311,941	0.74476327	7,679,944
PSY	40,807,418	0.80162384	32,712,181
BPP	18,467,785	0.85922134	15,867,889

Each Target Fund’s net assets and composition of net assets on December 7, 2012, the date of the reorganization, were as follows:

	Target Funds
	PSW	PSY	BPP
Net assets	$117,764,870	$501,609,101	$243,318,554
Paid-in capital	$220,759,069	$855,557,957	$421,683,737
Undistributed (distributions in excess of) net investment income	$(271,460)	$(379,634)	$(20,963)
Accumulated net realized loss	$(117,819,600)	$(415,840,977)	$(201,649,795)
Net unrealized appreciation (depreciation)	$15,096,861	$62,271,755	$23,305,575

For financial reporting purposes, assets received and shares issued by BTZ were recorded at fair value. However, the cost basis of the investments being received from the Target Funds were carried forward to align ongoing reporting of BTZ’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

The net assets of BTZ before the acquisition were $794,732,940. The aggregate net assets of BTZ immediately after the acquisition amounted to $1,657,424,622. Each Target Fund’s fair value and cost of investments prior to the reorganization were as follows:

Target Fund	Fair Value of Investments	Cost of Investments
PSW	$173,824,678	$158,779,261
PSY	$728,147,930	$666,028,086
BPP	$354,504,965	$331,424,010

The purpose of these transactions was to combine four funds managed by the Manager with the same or substantially similar (but not identical) investment objectives, investment policies, strategies, risks and restrictions. Each reorganization was a tax-free event and was effective on December 10, 2012.

Assuming the acquisition had been completed on November 1, 2012 the beginning of the fiscal reporting period of BTZ, the pro forma results of operations for the year ended October 31, 2013, are as follows:

•	Net investment income: $104,977,862

•	Net realized and change in unrealized gain/loss on investments: $(41,452,879)

•	Net increase/decrease in net assets resulting from operations: $63,524,983

Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the Target Funds that have been included in BTZ’s Statement of Operations since December 10, 2012.

Reorganization costs incurred in connection with the reorganization were expensed by BTZ.

Basis of Consolidation: BGT’s accompanying consolidated financial statements include the account of BGT Subsidiary, LLC (the “Taxable Subsidiary”), which is a wholly owned taxable subsidiary of BGT. The Taxable Subsidiary enables BGT to hold an investment in J.G. Wentworth LLC Preferred Equity Interests, an operating company and satisfy regulated investment company tax requirements. Income earned and gains realized on the investment held by the Taxable Subsidiary are taxable to such subsidiary. A tax provision for income, if any, is shown as income tax in the Consolidated Statement of Operations for BGT. A tax provision for realized and unrealized gains, if any, is included as a reduction of realized and/or unrealized gain (loss) in the Consolidated Statement of Operations for BGT. BGT may invest up to 25% of its total assets in the Taxable Subsidiary. Intercompany accounts and transactions, if any, have been eliminated. The Taxable Subsidiary is subject to the same investment policies and restrictions that apply to BGT.

2. Significant Accounting Policies:

The Trusts’ financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.

SEMI-ANNUAL REPORT	APRIL 30, 2014	57

Notes to Financial Statements (continued)

Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Trusts:

Valuation: U.S. GAAP defines fair value as the price the Trusts would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Trusts determine the fair values of their financial instruments at market value using independent dealers or pricing services under policies approved by the Board. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to provide oversight of the pricing function for the Trusts for all financial instruments.

The Trusts value their bond investments on the basis of last available bid prices or current market quotations provided by dealers or pricing services. Floating rate loan interests are valued at the mean of the bid prices from one or more brokers or dealers as obtained from a pricing service. In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments, various relationships observed in the market between investments and calculated yield measures. Asset-backed and mortgage-backed securities are valued by independent pricing services using models that consider estimated cash flows of each tranche of the security, establish a benchmark yield and develop an estimated tranche-specific spread to the benchmark yield based on the unique attributes of the tranche. Financial futures contracts traded on exchanges are valued at their last sale price. Swap agreements are valued utilizing quotes received daily by the Trusts’ pricing service or through brokers, which are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments. Certain centrally cleared swaps are valued at the price determined by the relevant exchange or clearinghouse. Investments in open-end registered investment companies are valued at NAV each business day. Short-term securities with remaining maturities of 60 days or less may be valued at amortized cost, which approximates fair value.

Municipal investments (including commitments to purchase such investments on a “when-issued” basis) are valued on the basis of prices provided by dealers or pricing services. In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments and information with respect to various relationships between investments.

Equity investments traded on a recognized securities exchange or the NASDAQ Stock Market (“NASDAQ”) are valued at the last reported sale price that day or the NASDAQ official closing price, if applicable. For equity investments traded on more than one exchange, the last reported sale price on the exchange where the stock is primarily traded is used. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last available bid price.

Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of business on the New York Stock Exchange (“NYSE”). Foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined as of the close of business on the NYSE. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available.

Exchange-traded options are valued at the mean between the last bid and ask prices at the close of the options market in which the options trade. An exchange-traded option for which there is no mean price is valued at the last bid (long positions) or ask (short positions) price. If no bid or ask price is available, the prior day’s price will be used, unless it is determined that the prior day’s price no longer reflects the fair value of the option. Over-the-counter (“OTC”) options and swaptions are valued by an independent pricing service using a mathematical model, which incorporates a number of market data factors, such as the trades and prices of the underlying instruments.

In the event that the application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, or its delegate, in accordance with a policy approved by the Board as reflecting fair value (“Fair Value Assets”). When determining the price for Fair Value Assets, the Global Valuation Committee, or its delegate, seeks to determine the price that each Trust might reasonably expect to receive from the current sale of that asset in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant consistent with the principles of fair value measurement, which include the market approach, income approach and/or in the case of recent investments, the cost approach, as appropriate. The market approach generally consists of using comparable market transactions. The income approach generally is used to discount future cash flows to present value and is adjusted for liquidity as appropriate. These factors include but are not limited to: (i) attributes specific to the investment or asset; (ii) the principal market for the investment or asset; (iii) the customary participants in the principal market for the investment or asset; (iv) data assumptions by market participants for the investment or asset, if reasonably available; (v) quoted prices for similar investments or assets in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts and/or default rates. Due to the inherent uncertainty of valuations of such investments, the fair values may differ from the values that would have been used had an active market existed. The Global Valuation Committee, or its delegate, employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trusts’ pricing vendors, regular reviews of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices and large movements in market values and reviews of any market related activity. The pricing of all Fair Value Assets is subsequently reported to the Board or a committee thereof on a quarterly basis.

Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of business on the NYSE.

58	SEMI-ANNUAL REPORT	APRIL 30, 2014

Notes to Financial Statements (continued)

Occasionally, events affecting the values of such instruments may occur between the foreign market close and the close of business on the NYSE that may not be reflected in the computation of the Trusts’ net assets. If events (e.g., a company announcement, market volatility or a natural disaster) occur during such periods that are expected to materially affect the value of such instruments, those instruments may be Fair Value Assets and be valued at their fair value, as determined in good faith by the Global Valuation Committee using a pricing service and/or policies approved by the Board.

Foreign Currency: The Trusts’ books and records are maintained in U.S. dollars. Purchases and sales of investment securities are recorded at the rates of exchange prevailing on the respective date of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the Trusts’ investments denominated in that currency will lose value because that currency is worth fewer U.S. dollars; the opposite effect occurs if the U.S. dollar falls in relative value.

The Trusts do not isolate the portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of investments held or sold for financial reporting purposes. Accordingly, the effects of changes in foreign currency exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments but are included as a component of net realized and unrealized gain (loss) from investments. The Trusts report realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for federal income tax purposes.

Segregation and Collateralization: In cases where the Trusts enter into certain investments (e.g., financial futures contracts, forward foreign currency exchange contracts, swaps and options written), or certain borrowings (e.g., reverse repurchase transactions and bank borrowings payable), that would be “senior securities” for 1940 Act purposes, the Trusts may segregate or designate on their books and records cash or liquid securities having a market value at least equal to the amount of the Trusts’ future obligations under such investments or borrowings. Doing so allows the investment or borrowing to be excluded from treatment as a “senior security”. Furthermore, if required by an exchange or counterparty agreement, the Trust may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments or obligations.

Investment Transactions and Investment Income: For financial reporting purposes, investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on investment transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend date. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Trusts are informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers, some of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized on the accrual basis.

Dividends and Distributions: Dividends and distributions paid by the Trusts are recorded on the ex-dividend date.

Portions of return of capital distributions under U.S. GAAP may be taxed at ordinary income rates. The character of dividends and distributions is determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. The portion of distributions that exceeds a Trust’s current and accumulated earnings and profits, which are measured on a tax basis, will constitute a non-taxable return of capital. Realized net capital gains can be offset by capital losses carried forward from prior years. However, certain Trusts have capital loss carryforwards from pre-2012 tax years that offset realized net capital gains but do not offset current and accumulated earnings and profits. Consequently, if distributions in any tax year are less than the Trust’s current earnings and profits but greater than net investment income and net realized capital gains (taxable income), distributions in excess of taxable income are not treated as non-taxable return of capital, but rather may be taxable to shareholders at ordinary income rates. Under certain circumstances, taxable excess distributions could be significant.

Income Taxes: It is the Trusts’ policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of their taxable income to their shareholders. Therefore, no federal income tax provision is required, except with respect to any taxes related to the Taxable Subsidiary.

Each Trust files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on BTZ’s and BGT’s U.S. federal tax returns remains open for each of the four years ended October 31, 2013. The statute of limitations on BIT’s U.S. federal tax returns remains open for the period ended October 31, 2013. The statutes of limitations on each Trust’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Management has analyzed tax laws and regulations and their application to the Trusts’ facts and circumstances and does not believe there are any uncertain tax positions that require recognition of a tax liability.

Deferred Compensation Plan: Under the Deferred Compensation Plan (the “Plan”) approved by each Trust’s Board, the independent Trustees (“Independent Trustees”) may defer a portion of their annual complex-wide compensation. Deferred amounts earn an approximate return as though equivalent dollar amounts had been invested in common shares of certain other BlackRock Closed-End Funds selected by the Independent Trustees. This has the same economic effect for the Independent Trustees as if the Independent Trustees had invested the deferred amounts directly in certain other BlackRock Closed-End Funds.

The Plan is not funded and obligations thereunder represent general unsecured claims against the general assets of each Trust. Deferred compensation liabilities are included in officer’s and trustees’ fees payable in the Statements of Assets and Liabilities and will remain as a liability of the Trusts until such amounts are distributed in accordance with the Plan.

SEMI-ANNUAL REPORT	APRIL 30, 2014	59

Notes to Financial Statements (continued)

Other: Expenses directly related to a Trust are charged to that Trust. Other operating expenses shared by several funds are pro rated among those funds on the basis of relative net assets or other appropriate methods.

The Trusts have an arrangement with the custodian whereby fees may be reduced by credits earned on uninvested cash balances, which, if applicable, are shown as fees paid indirectly in the Statements of Operations. The custodian imposes fees on overdrawn cash balances, which can be offset by accumulated credits earned or may result in additional custody charges.

3. Securities and Other Investments:

Asset-Backed and Mortgage-Backed Securities: The Trusts may invest in asset-backed securities. Asset-backed securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in an underlying pool of assets, or as debt instruments, which are also known as collateralized obligations, and are generally issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. The yield characteristics of certain asset-backed securities may differ from traditional debt securities. One such major difference is that all or a principal part of the obligations may be prepaid at any time because the underlying assets (i.e., loans) may be prepaid at any time. As a result, a decrease in interest rates in the market may result in increases in the level of prepayments as borrowers, particularly mortgagors, refinance and repay their loans. An increased prepayment rate with respect to an asset-backed security subject to such a prepayment feature will have the effect of shortening the maturity of the security. In addition, the Trusts may subsequently have to reinvest the proceeds at lower interest rates. If the Trusts have purchased such an asset-backed security at a premium, a faster than anticipated prepayment rate could result in a loss of principal to the extent of the premium paid.

The Trusts may purchase certain mortgage pass-through securities. There are a number of important differences among the agencies and instrumentalities of the U.S. government that issue mortgage-related securities and among the securities that they issue. For example, mortgage-related securities guaranteed by Ginnie Mae are guaranteed as to the timely payment of principal and interest by Ginnie Mae and such guarantee is backed by the full faith and credit of the United States. However, mortgage-related securities issued by Freddie Mac and Fannie Mae, including Freddie Mac and Fannie Mae guaranteed mortgage pass-through certificates, which are solely the obligations of Freddie Mac and Fannie Mae, are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of the issuer to borrow from the Treasury.

Collateralized Debt Obligations: The Trusts may invest in collateralized debt obligations (“CDOs”), which include collateralized bond obligations (“CBOs”) and collateralized loan obligations (“CLOs”). CBOs and CLOs are types of asset-backed securities. A CDO is an entity that is backed by a diversified pool of debt securities (CBOs) or syndicated bank loans (CLOs). The cash flows of the CDO can be split into multiple segments, called “tranches,” which will vary in risk profile and yield. The riskiest segment is the subordinated or “equity” tranche. This tranche bears the greatest risk of defaults from the underlying assets in the CDO and serves to protect the other, more senior, tranches from default in all but the most severe circumstances. Since it is shielded from defaults by the more junior tranches, a “senior” tranche will typically have higher credit ratings and lower yields than their underlying securities, and often receive investment grade ratings from one or more of the nationally recognized rating agencies. Despite the protection from the more junior tranches, senior tranches can experience substantial losses due to actual defaults, increased sensitivity to future defaults and the disappearance of one or more protecting tranches as a result of changes in the credit profile of the underlying pool of assets.

Multiple Class Pass-Through Securities: The Trusts may invest in multiple class pass-through securities, including collateralized mortgage obligations (“CMOs”) and commercial mortgage-backed securities. These multiple class securities may be issued by Ginnie Mae, U.S. government agencies or instrumentalities or by trusts formed by private originators of, or investors in, mortgage loans. In general, CMOs are debt obligations of a legal entity that are collateralized by, and multiple class pass-through securities represent direct ownership interests in, a pool of residential or commercial mortgage loans or mortgage pass-through securities (the “Mortgage Assets”), the payments on which are used to make payments on the CMOs or multiple pass-through securities. Classes of CMOs include interest only (“IOs”), principal only (“POs”), planned amortization classes and targeted amortization classes. IOs and POs are stripped mortgage-backed securities representing interests in a pool of mortgages, the cash flow from which has been separated into interest and principal components. IOs receive the interest portion of the cash flow while POs receive the principal portion. IOs and POs can be extremely volatile in response to changes in interest rates. As interest rates rise and fall, the value of IOs tends to move in the same direction as interest rates. POs perform best when prepayments on the underlying mortgages rise since this increases the rate at which the principal is returned and the yield to maturity on the PO. When payments on mortgages underlying a PO are slower than anticipated, the life of the PO is lengthened and the yield to maturity is reduced. If the underlying Mortgage Assets experience greater than anticipated pre-payments of principal, the Trusts may not fully recoup their initial investment in IOs.

Zero-Coupon Bonds: The Trusts may invest in zero-coupon bonds, which are normally issued at a significant discount from face value and do not provide for periodic interest payments. Zero-coupon bonds may experience greater volatility in market value than similar maturity debt obligations which provide for regular interest payments.

Capital Trusts and Trust Preferred Securities: The Trusts may invest in capital trusts and/or trust preferred securities. These securities are typically issued by corporations, generally in the form of interest-bearing notes with preferred securities characteristics, or by an affiliated business trust of a corporation, generally in the form of beneficial interests in subordinated debentures or similarly structured securities. The securities can be structured as either fixed or adjustable coupon securities that can have either a perpetual or stated maturity date. For trust preferred securities, the issuing bank or corporation will pay interest to the trust, which

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Notes to Financial Statements (continued)

will then be distributed to holders of the trust preferred securities as a dividend. Dividends can be deferred without creating an event of default or acceleration, although maturity cannot take place unless all cumulative payment obligations have been met. The deferral of payments does not affect the purchase or sale of these securities in the open market. Payments on these securities are treated as interest rather than dividends for federal income tax purposes. These securities generally are rated below that of the issuing company’s senior debt securities and are freely callable at the issuer’s option.

Preferred Stock: The Trusts may invest in preferred stock. Preferred stock has a preference over common stock in liquidation (and generally in receiving dividends as well) but is subordinated to the liabilities of the issuer in all respects. As a general rule, the market value of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk, while the market price of convertible preferred stock generally also reflects some element of conversion value. Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.

Floating Rate Loan Interests: The Trusts may invest in floating rate loan interests. The floating rate loan interests held by the Trusts are typically issued to companies (the “borrower”) by banks, other financial institutions, and privately and publicly offered corporations (the “lender”). Floating rate loan interests are generally non-investment grade, often involve borrowers whose financial condition is troubled or uncertain and companies that are highly leveraged. The Trusts may invest in obligations of borrowers who are in bankruptcy proceedings. Floating rate loan interests may include fully funded term loans or revolving lines of credit. Floating rate loan interests are typically senior in the corporate capital structure of the borrower. Floating rate loan interests generally pay interest at rates that are periodically determined by reference to a base lending rate plus a premium. The base lending rates are generally the lending rate offered by one or more European banks, such as the London Interbank Offered Rate (“LIBOR”), the prime rate offered by one or more U.S. banks or the certificate of deposit rate. Floating rate loan interests may involve foreign borrowers, and investments may be denominated in foreign currencies. The Trusts consider these investments to be investments in debt securities for purposes of their investment policies.

When the Trusts purchase a floating rate loan interest they may receive a facility fee and when they sell a floating rate loan interest they may pay a facility fee. On an ongoing basis, the Trusts may receive a commitment fee based on the undrawn portion of the underlying line of credit amount of a floating rate loan interest. Facility and commitment fees are typically amortized to income over the term of the loan or term of the commitment, respectively. Consent and amendment fees are recorded to income as earned. Prepayment penalty fees, which may be received by the Trusts upon the prepayment of a floating rate loan interest by a borrower, are recorded as realized gains. The Trusts may invest in multiple series or tranches of a loan. A different series or tranche may have varying terms and carry different associated risks.

Floating rate loan interests are usually freely callable at the borrower’s option. The Trusts may invest in such loans in the form of participations in loans (“Participations”) or assignments (“Assignments”) of all or a portion of loans from third parties. Participations typically will result in the Trusts having a contractual relationship only with the lender, not with the borrower. The Trusts will have the right to receive payments of principal, interest and any fees to which they are entitled only from the lender selling the Participation and only upon receipt by the lender of the payments from the borrower. In connection with purchasing Participations, the Trusts generally will have no right to enforce compliance by the borrower with the terms of the loan agreement, nor any rights of offset against the borrower, and the Trusts may not benefit directly from any collateral supporting the loan in which they have purchased the Participation. As a result, the Trusts will assume the credit risk of both the borrower and the lender that is selling the Participation. The Trusts’ investment in loan participation interests involves the risk of insolvency of the financial intermediaries who are parties to the transactions. In the event of the insolvency of the lender selling the Participation, the Trusts may be treated as general creditors of the lender and may not benefit from any offset between the lender and the borrower. Assignments typically result in the Trusts having a direct contractual relationship with the borrower, and the Trusts may enforce compliance by the borrower with the terms of the loan agreement.

In connection with floating rate loan interests, the Trusts may also enter into unfunded floating rate loan interests (“commitments”). In connection with these commitments, the Trusts earn a commitment fee, typically set as a percentage of the commitment amount. Such fee income, which is included in interest income in the Statements of Operations, is recognized ratably over the commitment period. Unfunded floating rate loan interests are marked-to-market daily, and any unrealized appreciation or depreciation is included in the Statements of Assets and Liabilities and Statements of Operations. As of April 30, 2014, the Trusts had the following unfunded floating rate loan interests:

	Borrower	Unfunded Floating Rate Loan Interest	Value of Underlying Floating Rate Loan Interest	Unrealized Appreciation (Depreciation)
BGT	Allied Security	$629,390	$624,670	$(5,851)
BGT	American Energy	$130,000	$136,825	$8,075
BGT	Power Buyer, LLC	$27,555	$27,348	$(86)
BIT	Power Buyer, LLC	$48,966	$48,599	$(153)

Forward Commitments and When-Issued Delayed Delivery Securities: The Trusts may purchase securities on a when-issued basis and may purchase or sell securities on a forward commitment basis. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made. The Trusts may purchase securities under such conditions with the intention of actually acquiring them, but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to

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Notes to Financial Statements (continued)

settlement, the Trusts may be required to pay more at settlement than the security is worth. In addition, the Trusts are not entitled to any of the interest earned prior to settlement. When purchasing a security on a delayed delivery basis, the Trusts assume the rights and risks of ownership of the security, including the risk of price and yield fluctuations. In the event of default by the counterparty, the Trusts’ maximum amount of loss is the unrealized appreciation of unsettled when-issued transactions, which is shown in the Schedules of Investments.

TBA Commitments: The Trusts may enter into TBA commitments. TBA commitments are forward agreements for the purchase or sale of mortgage-backed securities for a fixed price, with payment and delivery on an agreed upon future settlement date. The specific securities to be delivered are not identified at the trade date. However, delivered securities must meet specified terms, including issuer, rate and mortgage terms. When entering into TBA commitments, the Trusts may take possession of or deliver the underlying mortgage-backed securities but can extend the settlement or roll the transaction. TBA commitments involve a risk of loss if the value of the security to be purchased or sold declines or increases, respectively, prior to settlement date.

In order to better define contractual rights and to secure rights that will help the Trusts mitigate their counterparty risk, TBA commitments may be entered into by the Trusts under Master Securities Forward Transaction Agreements (each, an “MSFTA”). An MSFTA typically contains, among other things, collateral posting terms and netting provisions in the event of default and/or termination event. The collateral requirements are typically calculated by netting the mark to market amount for each transaction under such agreement and comparing that amount to the value of the collateral currently pledged by a Trust and the counterparty. Cash collateral that has been pledged to cover the obligations of a Trust and cash collateral received from the counterparty, if any, is reported separately on the Statements of Assets and Liabilities as cash pledged as collateral for TBA commitments or cash received as collateral for TBA commitments, respectively. Non-cash collateral pledged by a Trust, if any, is noted in the Schedules of Investments. Typically, the Trusts are permitted to sell, re-pledge or use the collateral they receive; however, the counterparty is not. To the extent amounts due to the Trust are not fully collateralized, contractually or otherwise, the Trust bears the risk of loss from counterparty non-performance.

Mortgage Dollar Roll Transactions: The Trusts may sell TBA mortgage-backed securities and simultaneously contract to repurchase substantially similar (i.e., same type, coupon and maturity) securities on a specific future date at an agreed upon price. During the period between the sale and repurchase, the Trust will not be entitled to receive interest and principal payments on the securities sold. The Trusts accounts for mortgage dollar roll transactions as purchases and sales and realizes gains and losses on these transactions. These transactions may increase the Trusts’ portfolio turnover rate. Mortgage dollar rolls involve the risk that the market value of the securities that the Trust is required to purchase may decline below the agreed upon repurchase price of those securities.

Reverse Repurchase Agreements: The Trusts may enter into reverse repurchase agreements with qualified third party broker-dealers. In a reverse repurchase agreement, the Trusts sell securities to a bank or broker-dealer and agree to repurchase the same securities at a mutually agreed upon date and price. During the term of the reverse repurchase agreement, the Trusts continue to receive the principal and interest payments on the securities sold. Certain agreements have no stated maturity and can be terminated by either party at any time. Interest on the value of the reverse repurchase agreements issued and outstanding is based upon competitive market rates determined at the time of issuance. The Trusts may utilize reverse repurchase agreements when it is anticipated that the interest income to be earned from the investment of the proceeds of the transaction is greater than the interest expense of the transaction. Reverse repurchase agreements involve leverage risk and also the risk that the market value of the securities to be repurchased may decline below the repurchase price.

For financial reporting purposes, cash received in exchange for securities delivered plus accrued interest due to the counterparty is recorded as a liability in the Statements of Assets and Liabilities at face value including accrued interest. Due to the short term nature of the reverse repurchase agreements, face value approximates fair value. Interest payments made by the Trusts to the counterparties are recorded as a component of interest expense in the Statements of Operations. In periods of increased demand for the security, the Trusts may receive a fee for use of the security by the counterparty, which may result in interest income to the Trusts.

Reverse repurchase transactions are entered into by the Trusts under Master Repurchase Agreements (“MRA”), which permit the Trusts, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from the Trusts. With reverse repurchase transactions, typically the Trusts and the counterparties are permitted to sell, re-pledge, or use the collateral associated with the transaction. Bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. Pursuant to the terms of the MRA, the Trusts receive or post securities as collateral with a market value in excess of the repurchase price to be paid or received by the Trusts upon the maturity of the transaction. Upon a bankruptcy or insolvency of the MRA counterparty, the Trusts are considered an unsecured creditor with respect to excess collateral and, as such, the return of excess collateral may be delayed.

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Notes to Financial Statements (continued)

The following table is a summary of the Trusts’ open reverse repurchase agreements by counterparty which are subject to offset under an MRA on a net basis as of April 30, 2014:

BTZ
Counterparty	Reverse Repurchase Agreements	Fair Value of Non-cash Collateral Pledged Including Accrued Interest[1]	Cash Collateral Pledged	Net Amount
Barclays Capital, Inc.	$63,440,401	$(63,440,401)	—	—
BNP Paribas Securities Corp.	120,357,294	(120,357,294)	—	—
Citigroup Global Markets, Inc.	1,858,113	(1,858,113)	—	—
Credit Suisse Securities (USA) LLC	268,135,642	(268,135,642)	—	—
Deutsche Bank Securities, Inc.	146,907,807	(146,907,807)	—	—
RBC Capital Markets, LLC	19,581,276	(19,581,276)	—	—
UBS Securities LLC	121,939,343	(121,939,343)	—	—

Total	$742,219,876	$(742,219,876)	—	—

[1]

Net collateral with a value of $790,205,284 has been pledged in connection with open reverse repurchase agreements. Excess of net collateral pledged to the individual counterparty is not shown for financial reporting purposes.

BIT
Counterparty	Reverse Repurchase Agreements	Fair Value of Non-cash Collateral Pledged Including Accrued Interest[2]	Cash Collateral Pledged	Net Amount
Barclays Bank PLC	$4,067,721	$(4,067,721)	—	—
Barclays Capital, Inc.	179,093,735	(179,093,735)	—	—
BNP Paribas Securities Corp.	23,704,791	(23,704,791)	—	—
Credit Suisse Securities (USA) LLC	7,535,212	(7,535,212)	—	—
Deutsche Bank Securities, Inc.	232,466,394	(232,466,394)	—	—
Morgan Stanley & Co. LLC	3,180,854	(3,180,854)	—	—
UBS Securities LLC	76,614,832	(76,614,832)	—	—

Total	$526,663,539	$(526,663,539)	—	—

[2]

Net collateral with a value of $597,455,909 has been pledged in connection with open reverse repurchase agreements. Excess of net collateral pledged to the individual counterparty is not shown for financial reporting purposes.

In the event the counterparty of securities under an MRA files for bankruptcy or becomes insolvent, the Trusts’ use of the proceeds from the agreement may be restricted while the counterparty, or its trustee or receiver, determines whether or not to enforce the Trusts’ obligation to repurchase the securities.

4. Derivative Financial Instruments:

The Trusts engage in various portfolio investment strategies using derivative contracts both to increase the returns of the Trusts and/or to economically hedge their exposure to certain risks such as credit risk, equity risk, interest rate risk or foreign currency exchange rate risk). These contracts may be transacted on an exchange or OTC.

Financial Futures Contracts: The Trusts purchase and/or sell financial futures contracts and options on financial futures contracts to gain exposure to, or economically hedge against, changes in interest rates (interest rate risk) or changes in the value of equity securities (equity risk). Financial futures contracts are agreements between the Trusts and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and at a specified date. Depending on the terms of the particular contract, financial futures contracts are settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date.

Upon entering into a financial futures contract, the Trusts are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Securities deposited as initial margin are designated on the Schedules of Investments and cash deposited, if any, is recorded on the Statements of Assets and Liabilities as cash pledged for financial futures contracts. Pursuant to the contract, the Trusts agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin. Variation margin is recorded by the Trusts as unrealized appreciation or depreciation and, if applicable, as a receivable or payable for variation margin in the Statements of Assets and Liabilities.

When the contract is closed, the Trusts record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The use of financial futures contracts involves the risk of an imperfect correlation in the movements in the price of financial futures contracts, interest or foreign currency exchange rates and the underlying assets.

Forward Foreign Currency Exchange Contracts: The Trusts enter into forward foreign currency exchange contracts as an economic hedge against either specific transactions or portfolio instruments or to obtain exposure to, or hedge exposure away from, foreign currencies (foreign currency exchange rate risk). A forward foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a future date. Forward foreign currency exchange

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Notes to Financial Statements (continued)

contracts, when used by the Trusts, help to manage the overall exposure to the currencies in which some of the investments held by the Trusts are denominated. The contract is marked-to-market daily and the change in market value is recorded by the Trusts as an unrealized gain or loss. When the contract is closed, the Trusts record a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. The use of forward foreign currency exchange contracts involves the risk that the value of a foreign currency exchange contract changes unfavorably due to movements in the value of the referenced foreign currencies.

Options: The Trusts purchase and write call and put options to increase or decrease their exposure to underlying instruments (including interest rate risk) and/or, in the case of options written, to generate gains from options premiums. A call option gives the purchaser (holder) of the option the right (but not the obligation) to buy, and obligates the seller (writer) to sell (when the option is exercised) the underlying instrument at the exercise or strike price at any time or at a specified time during the option period. A put option gives the holder the right to sell and obligates the writer to buy the underlying instrument at the exercise or strike price at any time or at a specified time during the option period. When the Trusts purchase (write) an option, an amount equal to the premium paid (received) by the Trusts is reflected as an asset (liability). The amount of the asset (liability) is subsequently marked-to-market to reflect the current market value of the option purchased (written). When an instrument is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the instrument acquired or deducted from (or added to) the proceeds of the instrument sold. When an option expires (or the Trusts enter into a closing transaction), the Trusts realize a gain or loss on the option to the extent of the premiums received or paid (or gain or loss to the extent the cost of the closing transaction exceeds the premiums received or paid). When the Trusts write a call option, such option is “covered,” meaning that the Trusts hold the underlying instrument subject to being called by the option counterparty. When the Trusts write a put option, such option is covered by cash in an amount sufficient to cover the obligation.

Options on swaps (swaptions) are similar to options on securities except that instead of selling or purchasing the right to buy or sell a security, the writer or purchaser of the swap option is granting or buying the right to enter into a previously agreed upon interest rate or credit default swap agreement (interest rate risk and/or credit risk) at any time before the expiration of the option.

In purchasing and writing options, the Trusts bear the risk of an unfavorable change in the value of the underlying instrument or the risk that the Trusts may not be able to enter into a closing transaction due to an illiquid market. Exercise of a written option could result in the Trusts purchasing or selling a security when it otherwise would not, or at a price different from the current market value.

Swaps: The Trusts enter into swap agreements in which the Trusts and a counterparty agree either to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the OTC market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”). Swaps are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation).

For OTC swaps, any upfront premiums paid are recorded as assets and any upfront fees received are recorded as liabilities and are shown as swap premiums paid and swap premiums received, respectively, in the Statements of Assets and Liabilities and amortized over the term of the OTC swap. Payments received or made by the Trusts for OTC swaps are recorded in the Statements of Operations as realized gains or losses, respectively. When an OTC swap is terminated, the Trusts will record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Trusts’ basis in the contract, if any. Generally, the basis of the contracts is the premium received or paid.

In a centrally cleared swap, immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty (the “CCP”) and the Trust’s counterparty on the swap agreement becomes the CCP. The Trust is required to interface with the CCP through a broker. Upon entering into a centrally cleared swap, the Trusts are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated on the Schedules of Investments and cash deposited is recorded on the Statements of Assets and Liabilities as cash pledged for centrally cleared swaps. The daily change in valuation of centrally cleared swaps is recorded as a receivable or payable for variation margin in the Statements of Assets and Liabilities. Payments received from (paid to) the counterparty, including at termination, are recorded as realized gain (loss) in the Statements of Operations.

Swap transactions involve, to varying degrees, elements of interest rate, credit and market risk in excess of the amounts recognized in the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.

•

Credit default swaps — The Trusts enter into credit default swaps to manage their exposure to the market or certain sectors of the market, to reduce their risk exposure to defaults of corporate and/or sovereign issuers or to create exposure to corporate and/or sovereign issuers to which they are not otherwise exposed (credit risk). The Trusts may either buy or sell (write) credit default swaps on single-name issuers (corporate or sovereign), a combination or basket of single-name issuers or traded indexes. Credit default swaps on single-name issuers are agreements in which the protection buyer pays fixed periodic payments to the seller in consideration for a guarantee from the protection seller to make a specific payment should a negative credit event take place with respect to the referenced entity (e.g., bankruptcy, failure to pay, obligation accelerators, repudiation, moratorium or restructuring). Credit default swaps on traded indexes are agreements in which the buyer pays fixed periodic payments to the seller in consideration for a guarantee from the seller to make a specific payment should a write-down, principal or interest shortfall or default of all or individual underlying securities included in the index

64	SEMI-ANNUAL REPORT	APRIL 30, 2014

Notes to Financial Statements (continued)

occur. As a buyer, if an underlying credit event occurs, the Trusts will either (i) receive from the seller an amount equal to the notional amount of the swap and deliver the referenced security or underlying securities comprising the index, or (ii) receive a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index. As a seller (writer), if an underlying credit event occurs, the Trusts will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the referenced security or underlying securities comprising the index or pay a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index.

•

Interest rate swaps — The Trusts enter into interest rate swaps to gain or reduce exposure to interest rates or to manage duration, the yield curve or interest rate risk by economically hedging the value of the fixed rate bonds, which may decrease when interest rates rise (interest rate risk). Interest rate swaps are agreements in which one party pays a stream of interest payments, either fixed or floating, for another party’s stream of interest payments, either fixed or floating, on the same notional amount for a specified period of time.

The following is a summary of the Trusts’ derivative financial instruments categorized by risk exposure:

Fair Values of Derivative Financial Instruments as of April 30, 2014
		Derivative Assets
		BTZ	BGT	BIT
	Statements of Assets and Liabilities Location	Value
Interest rate contracts	Net unrealized appreciation/depreciation[1]; Investments at value — unaffiliated[2]	$7,620,284	—	$45,861
Foreign currency exchange contracts	Unrealized appreciation on forward foreign currency exchange contracts	—	$4,729	—
Credit contracts	Unrealized appreciation on swaps; Swap premiums paid	2,288,256	21,980	1,360,998

Total		$9,908,540	$26,709	$1,406,859

		Derivative Liabilities
		BTZ	BGT	BIT
	Statements of Assets and Liabilities Location	Value
Interest rate contracts	Net unrealized appreciation/depreciation[1]; Options written at value	$8,390,841	—	$553,680
Foreign currency exchange contracts	Unrealized depreciation on forward foreign currency exchange contracts	—	$141,598	424,800
Credit contracts	Unrealized depreciation on swaps; Swap premiums received	3,267,685	1,095,731	929,103

Total		$11,658,526	$1,237,329	$1,907,583

[1]

Includes cumulative appreciation/depreciation on financial futures contracts and centrally cleared swaps as reported in the Schedules of Investments. Only the current day’s variation margin is reported within the Statements of Assets and Liabilities.

[2]	Includes options purchased at value as reported in the Schedules of Investments.

The Effect of Derivative Financial Instruments in the Statements of Operations Six Months Ended April 30, 2014
	Net Realized Gain (Loss) From
	BTZ	BGT	BIT
Interest rate contracts:
Financial futures contracts	$33,124	—	$57,787
Swaps	(3,428,092)	—	—
Options[3]	(385,319)	—	(78,270)
Forward foreign currency exchange contracts:
Foreign currency transactions	35,727	$(1,467,323)	(2,062,147)
Credit contracts:
Swaps	(1,651,944)	165,898	664,756
Equity contracts
Options[3]	(3,319,088)	—	—

Total	$(8,715,592)	$(1,301,425)	$(1,417,874)

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Notes to Financial Statements (continued)

The Effect of Derivative Financial Instruments in the Statements of Operations Six Months Ended April 30, 2014
	Net Change in Unrealized Appreciation/ Depreciation on
	BTZ	BGT	BIT
Interest rate contracts:
Financial futures contracts	$1,465,166	—	$154,858
Swaps	(78,643)	—	—
Options[3]	374,140	—	—
Forward foreign currency exchange contracts:
Foreign currency translations	(19,412)	$(658,325)	(1,158,384)
Credit contracts:
Swaps	63,592	208,920	5,536
Equity contracts:
Options[3]	1,325,641	—	—

Total	$3,130,484	$(449,405)	$(997,990)

[3]	Options purchased are included in the net realized gain (loss) from investments and net change in unrealized appreciation/depreciation on investments.

For the six months ended April 30, 2014, the average quarterly balances of outstanding derivative financial instruments were as follows:

	BTZ		BGT	BIT
Financial futures contracts:
Average number of contracts purchased	1,684		—	870	[5]
Average number of contracts sold	1,699		—	277
Average notional value of contracts purchased	$247,298,031		—	$211,193,659	[5]
Average notional value of contracts sold	$213,853,664		—	$36,513,906
Foreign currency exchange contracts:
Average number of contracts — US dollars purchased	1		5	2
Average number of contracts — US dollars sold	1	[4]	2	—
Average U.S. dollar amounts purchased	$1,594,510		$63,333,104	$56,570,506
Average U.S. dollar amounts sold	$3,188,276	[4]	$4,382,365	—
Options:
Average number of option contracts purchased	790		26	733	[5]
Average number of option contracts written	3,400	[5]	—	966	[4]
Average notional value of option contracts purchased	$790,000		$2,451,436	$733,000	[5]
Average notional value of option contracts written	$30,525,000	[5]	—	$966,000	[4]
Average number of swaption contracts purchased	7		—	—
Average number of swaption contracts written	2		—	—
Average notional value of swaption contracts purchased	$470,950,000		—	—
Average notional value of swaption contracts written	$414,600,000		—	—
Credit default swaps:
Average number of contracts — buy protection	24		1	2
Average number of contracts — sell protection	14		16	2
Average notional value — buy protection	$144,809,447		$1,375,000	$12,250,000
Average notional value — sell protection	$69,004,000		$4,458,150	$11,750,000
Interest rate swaps:
Average number of contracts — pays fixed rate	9		—	—
Average number of contracts — receives fixed rate	1		—	—
Average notional value — pays fixed rate	$290,422,500		—	—
Average notional value — receives fixed rate	$22,700,000		—	—

[4]	Actual contract amount shown due to limited activity.

[5]	Average contract amount shown due to limited activity.

Counterparty Credit Risk: A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

A Trust’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by such Trust. For OTC options purchased, each Trust bears the risk of loss of the amount of the premiums paid plus the positive change in market values net of any collateral held by such Trust should the counterparty fail to perform under the contracts. Options written by the Trusts do not typically give rise to counterparty credit risk, as options written generally obligate the Trusts, and not the counterparty, to perform.

With exchange-traded purchased options, futures and centrally cleared swaps, there is less counterparty credit risk to the Trusts since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Trust does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency) of the clearing broker or clearinghouse. Additionally, credit risk exists in exchange-traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate

66	SEMI-ANNUAL REPORT	APRIL 30, 2014

Notes to Financial Statements (continued)

customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Trusts.

In order to better define their contractual rights and to secure rights that will help the Trusts mitigate their counterparty risk, the Trusts may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with their derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between each Trust and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, each Trust may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. Bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. In addition, certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Trusts’ net assets decline by a stated percentage or the Trusts fail to meet the terms of their ISDA Master Agreements, which would cause the Trusts to accelerate payment of any net liability owed to the counterparty.

Collateral Requirements: For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Trust and the counterparty.

Cash collateral that has been pledged to cover obligations of the Trusts and cash collateral received from the counterparty, if any, is reported separately on the Statements of Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Trusts, if any, is noted in the Schedules of Investments. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (typically either $250,000 or $500,000) before a transfer is required, which is determined at the close of business of the Trusts and any additional required collateral is delivered to/pledged by the Trusts on the next business day. Typically, the Trusts and counterparties are not permitted to sell, re-pledge or use the collateral they receive. To the extent amounts due to the Trusts from their counterparties are not fully collateralized, contractually or otherwise, the Trusts bear the risk of loss from counterparty non-performance.

For financial reporting purposes, the Trusts do not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Statements of Assets and Liabilities.

At April 30, 2014, the Trusts’ derivative assets and liabilities (by type) are as follows:

	BTZ		BGT		BIT
	Assets	Liabilities	Assets	Liabilities	Assets	Liabilities
Derivative Financial Instruments:
Financial futures contracts	$843,413	$991,834	—	—	—	$247,751
Forward foreign currency exchange contracts	—	—	$4,729	$141,598	—	424,800
Options[1]	5,711,184	3,658,725	—	—	—	—
Centrally cleared swaps	—	905,991	—	—	—	12,045
OTC swaps[2]	2,288,256	3,267,685	21,980	1,095,731	$1,360,998	630,213

Total derivative assets and liabilities in the Statements of Assets and Liabilities	8,842,853	8,824,235	26,709	1,237,329	1,360,998	1,314,809

Derivatives not subject to an master netting agreement of similar agreement (“MNA”)	(843,413)	(1,897,825)	—	—	—	(259,796)

Total derivative assets and liabilities subject to an MNA	$7,999,440	$6,926,410	$26,709	$1,237,329	$1,360,998	$1,055,013

[1]	Includes options purchased at value which is included in Investments at value—unaffiliated in the Statements of Assets and Liabilities and reported in the Schedules of Investments.
[2]	Includes unrealized appreciation/depreciation on OTC swaps and swap premiums paid/received in the Statements of Assets and Liabilities.

SEMI-ANNUAL REPORT	APRIL 30, 2014	67

Notes to Financial Statements (continued)

The following tables present the Trusts’ derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Trusts as of April 30, 2014:

BTZ
Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset[1]	Non-cash Collateral Received	Cash Collateral Received[2]	Net Amount of Derivative Assets[3]
Barclays Bank PLC	$1,065,447	$(157,848)	—	—	$907,599
Credit Suisse International	447,849	(447,849)	—	—	—
Deutsche Bank AG	736,281	(736,281)	—	—	—
Goldman Sachs Bank USA	358,285	(358,285)	—	—	—
Goldman Sachs International	220,103	(220,103)	—	—	—
JPMorgan Chase Bank N.A.	4,956,071	(4,387,538)	—	$(568,533)	—
Morgan Stanley Capital Services LLC	567	(348)	—	—	219
Royal Bank of Scotland PLC	159,005	(159,005)	—	—	—
UBS AG	55,832	(34,006)	—	—	21,826

Total	$7,999,440	$(6,501,263)	—	$(568,533)	$929,644

BTZ
Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset[1]	Non-cash Collateral Pledged	Cash Collateral Pledged	Net Amount of Derivative Liabilities[4]
Barclays Bank PLC	$157,848	$(157,848)	—	—	—
Credit Suisse International	667,835	(447,849)	—	—	$219,986
Deutsche Bank AG	835,226	(736,281)	—	—	98,945
Goldman Sachs Bank USA	407,984	(358,285)	—	—	49,699
Goldman Sachs International	248,995	(220,103)	—	—	28,892
JPMorgan Chase Bank N.A.	4,387,538	(4,387,538)	—	—	—
Morgan Stanley Capital Services LLC	348	(348)	—	—	—
Royal Bank of Scotland PLC	186,630	(159,005)	—	—	27,625
UBS AG	34,006	(34,006)	—	—	—

Total	$6,926,410	$(6,501,263)	—	—	$425,147

BGT
Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset[1]	Non-cash Collateral Received	Cash Collateral Received	Net Amount of Derivative Assets[3]
Barclays Bank PLC	$6,152	$(6,152)	—	—	—
Citibank N.A.	3,014	(3,014)	—	—	—
Deutsche Bank AG	4,348	(4,348)	—	—	—
JPMorgan Chase Bank N.A.	13,003	(13,003)	—	—	—
State Steet Bank and Trust Co.	192	—	—	—	$192

Total	$26,709	$(26,517)	—	—	$192

BGT
Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset[1]	Non-cash Collateral Pledged	Cash Collateral Pledged[5]	Net Amount of Derivative Liabilities[4]
Barclays Bank PLC	$176,350	$(6,152)	—	—	$170,198
Citbank N.A.	112,823	(3,014)	—	—	109,809
Deutsche Bank AG	137,528	(4,348)	—	—	133,180
Goldman Sachs Bank USA	676,954	—	—	$(600,000)	76,954
JPMorgan Chase Bank N.A.	133,674	(13,003)	—	—	120,671

Total	$1,237,329	$(26,517)	—	$(600,000)	$610,812

68	SEMI-ANNUAL REPORT	APRIL 30, 2014

Notes to Financial Statements (continued)

BIT
Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset[1]	Non-cash Collateral Received	Cash Collateral Received[2]	Net Amount of Derivative Assets
Bank of America N.A.	$1,360,998	$(1,055,013)	—	$(305,985)	—

BIT
Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset[1]	Non-cash Collateral Pledged	Cash Collateral Pledged	Net Amount of Derivative Liabilities
Bank of America N.A.	$1,055,013	$(1,055,013)	—	—	—

[1]	The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
[2]	Excess of collateral received from the individual counterparty is not shown for financial reporting purposes.
[3]	Net amount represents the net amount receivable from the counterparty in the event of default.
[4]	Net amount represents the net amount payable due to the counterparty in the event of default.
[5]	Excess of collateral pledged to the individual counterparty is not shown for financial reporting purposes.

5. Investment Advisory Agreement and Other Transactions with Affiliates:

The PNC Financial Services Group, Inc. is the largest stockholder and an affiliate, for 1940 Act purposes, of BlackRock, Inc. (“BlackRock”).

Each Trust entered into an Investment Advisory Agreement with BlackRock Advisors, LLC (the “Manager”), the Trusts’ investment advisor, an indirect, wholly owned subsidiary of BlackRock, to provide investment advisory and administration services. The Manager is responsible for the management of each Trust’s portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of each Trust. For such services, each Trust pays the Manager a monthly fee based on a percentage of BTZ’s and BGT’s average weekly (average daily for BIT’s) net assets (including any assets attributable to borrowings) at the following annual rates:

BTZ	0.62%
BGT	0.75%
BIT	0.80%

The Manager voluntarily agreed to waive its investment advisory fees by the amount of investment advisory fees to the Manager indirectly through its investment in affiliated money market funds. However, the Manager does not waive its investment advisory fees by the amount of investment advisory fees paid in connection with each Trust’s investment in other affiliated investment companies, if any. These amounts are included in fees waived by Manager in the Statements of Operations.

The Manager provides investment management and other services to the Taxable Subsidiary. The Manager does not receive separate compensation from the Taxable Subsidiary for providing investment management or administrative services. However, BGT pays the Manager based on BGT’s net assets, which includes the assets of the Taxable Subsidiary.

The Manager entered into a sub-advisory agreement with BlackRock Financial Management, Inc. (“BFM”), an affiliate of the Manager with respect to each Trust. The Manager also entered into a sub-advisory agreement with BlackRock Investment Management, LLC (“BIM”), an affiliate of the Manager, with respect to BTZ and BIT. The Manager entered into a sub-advisory agreement with BlackRock (Singapore) Limited (“BRS”), an affiliate of the Manager, with respect to BIT. The Manager pays BFM, BIM and BRS, for services they provide, a monthly fee that is a percentage of the investment advisory fees paid by each Trust to the Manager.

Certain officers and/or Trustees of the Trusts are officers and/or trustees of BlackRock or its affiliates. The Trusts reimburse the Manager for a portion of the compensation paid to the Trusts’ Chief Compliance Officer, which is included in officer and trustees in the Statements of Operations.

The Trusts may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is due solely to having a common investment adviser, common officers, or common trustees. For the six months ended April 30, 2014, the purchase and sale transactions with an affiliated fund in compliance with Rule 17a-7 under the 1940 Act were as follows:

	Purchases	Sales
BTZ	$5,859,962	$274,821

6. Purchases and Sales:

Purchases and sales of investments, including paydowns, and excluding short-term securities and U.S. government securities for the six months ended April 30, 2014, were as follows:

	Purchases	Sales
BTZ	$256,186,953	$388,926,299
BGT	$182,178,840	$220,557,112
BIT	$225,046,081	$245,397,401

Purchases and sales of U.S. government securities for the six months ended April 30, 2014, were as follows:

	Purchases	Sales
BTZ	$102,467,134	$16,247,776

SEMI-ANNUAL REPORT	APRIL 30, 2014	69

Notes to Financial Statements (continued)

Transactions in options written for the six months ended April 30, 2014, were as follows:

	Calls			Puts
BTZ	Contracts	Notional (000)	Premiums Received	Contracts	Notional (000)	Premiums Received
Outstanding options, beginning of period	416	—	$103,235	3,500	$422,600	$7,143,141
Options written	—	—	—	6,800	—	1,177,411
Options exercised	—	—	—	(1,834)	—	(512,438)
Options expired	—	—	—	(7,000)	—	(692,714)
Options closed	(416)	—	$(103,235)	(1,466)	(16,000)	(721,615)

Outstanding options, end of period	—	—	—	—	$406,600	$6,393,785

Puts
BIT	Contracts	Notional (000)	Premiums Received
Outstanding options, beginning of period	—	—	—
Options written	966	—	$194,818
Options exercised	(966)	—	(194,818)
Options expired	—	—	—
Options closed	—	—	—

Outstanding options, end of period	—	—	—

7. Income Tax Information:

As of October 31, 2013, the Trusts had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates as follows:

Expires October 31,	BTZ	BGT	BIT
2014	$22,589,500	—	—
2015	56,798,160	—	—
2016	121,634,930	$20,248,278	—
2017	158,120,431	45,385,443	—
2018	31,756,723	16,526,601	—
2019	10,353,275	409,424	—
No expiration date[1]	—	—	$2,838,978

Total	$401,253,019	$82,569,746	$2,838,978

[1]	Must be utilized prior to losses subject to expiration.

As of April 30, 2014, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

	BTZ	BGT	BIT
Tax cost	$2,234,791,808	$471,533,280	$1,252,556,416

Gross unrealized appreciation	$166,969,311	$7,263,738	$45,204,466
Gross unrealized depreciation	(11,030,140)	(4,374,557)	(10,312,427)

Net unrealized appreciation	$155,939,171	$2,889,181	$34,892,039

8. Borrowings:

BGT is party to a senior committed secured, 360-day rolling line of credit facility and a separate security agreement (the “SSB Agreement”) with State Street Bank and Trust Company (“SSB”). SSB may elect to terminate its commitment upon 360-days written notice to BGT. As of April 30, 2014, BGT has not received any notice to terminate. BGT has granted a security interest in substantially all of its assets to SSB.

The SSB Agreement allows for a maximum commitment amount of $172,000,000.

Advances will be made by SSB to BGT, at BGT’s option of (a) the higher of (i) 0.80% above the Fed Funds rate and (ii) 0.80% above the Overnight LIBOR or (b) 0.80% above 7-day, 30-day, 60-day or 90-day LIBOR.

In addition, BGT pays a facility fee and utilization fee (based on the daily unused portion of the commitments). The commitment fees are waived if BGT meets certain conditions. The fees associated with the agreements is included in the Statements of Operations as borrowing costs. Advances to BGT as of April 30, 2014 are shown in the Statements of Assets and Liabilities as bank borrowings payable. Based on the short-term nature of the borrowings under the line of credit and the variable interest rate, the carrying amount of the borrowings approximates fair value.

BGT may not declare dividends or make other distributions on shares or purchase any such shares if, at the time of the declaration, distribution or purchase, asset coverage with respect to the outstanding short-term borrowings is less than 300%.

70	SEMI-ANNUAL REPORT	APRIL 30, 2014

Notes to Financial Statements (concluded)

For the six months ended April 30, 2014, the daily weighted average interest rates for BGT with loans under the revolving credit agreement, was 0.91%.

For the six months ended April 30, 2014, the daily weighted average interest rates from reverse repurchase agreements, were as follows:

Daily Weighted Average Interest Rate
BTZ	0.33%
BIT	0.66%

9. Concentration, Market and Credit Risk:

In the normal course of business, the Trusts invest in securities and enter into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer of a security to meet all its obligations (issuer credit risk). The value of securities held by the Trusts may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Trusts; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to issuer credit risk, the Trusts may be exposed to counterparty credit risk, or the risk that an entity with which the Trusts have unsettled or open transactions may fail to or be unable to perform on its commitments. The Trusts manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Trusts to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Trusts’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is generally approximated by their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Trusts.

The Trusts invest a significant portion of their assets in fixed-income securities and/or use derivatives tied to the fixed income markets. See the Schedules of Investments for these securities and/or derivatives. Changes in market interest rates or economic conditions, including the Federal Reserve’s decision in December 2013 to taper its quantitative easing policy, may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will increase as interest rates fall and decrease as interest rates rise. The Trusts may be subject to a greater risk of rising interest rates due to the current period of historically low rates.

As of April 30, 2014, the BTZ and BIT invested a significant portion of their assets in securities in the financials sector. Changes in economic conditions affecting the financials sector would have a greater impact on the Trust and could affect the value, income and/or liquidity of positions in such securities.

10. Capital Share Transactions:

The Trusts are each authorized to issue an unlimited number of $0.001 par value shares, which may be issued as either Common Shares or Preferred Shares.

Common Shares

For the periods shown, shares issued and outstanding increased by the following amounts as a result of dividend reinvestment:

	Six Months Ended April 30, 2014	Year Ended October 31, 2013
BGT	—	25,384

Shares issued and outstanding increased 56,260,013 from the reorganization for the year ended October 31, 2013 for BTZ.

For BIT, at April 30, 2014, 6,964 shares were owned by affiliates.

Shares issued and outstanding for the period February 27, 2013 to October 31, 2013, increased by 36,006,964 from the initial public offering and 2,414,660 from the underwriters’ exercising the overallotment option for BIT.

11. Subsequent Events:

Management’s evaluation of the impact of all subsequent events on the Trusts’ financial statements was completed through the date the financial statements were issued and the following items were noted:

Each Trust paid a net investment income dividend on May 30, 2014 to shareholders of record on May 15, 2014 as follows:

Common Dividend Per Share
BTZ	$0.0805
BGT	$0.0695
BIT	$0.1167

Additionally, the Trusts declared a net investment income dividend on June 2, 2014 payable to Common Shareholders of record on June 16, 2014 for the same amounts noted above.

SEMI-ANNUAL REPORT	APRIL 30, 2014	71

Officers and Trustees

Richard E. Cavanagh, Chairman of the Board and Trustee

Karen P. Robards, Vice Chairperson of the Board, Chairperson of the Audit Committee and Trustee

Paul L. Audet, Trustee

Michael J. Castellano, Trustee and Member of the Audit Committee

Frank J. Fabozzi, Trustee and Member of the Audit Committee

Kathleen F. Feldstein, Trustee

James T. Flynn, Trustee and Member of the Audit Committee

Henry Gabbay, Trustee

Jerrold B. Harris, Trustee

R. Glenn Hubbard, Trustee

W. Carl Kester, Trustee and Member of the Audit Committee

John M. Perlowski, President and Chief Executive Officer

Brendan Kyne, Vice President

Robert W. Crothers, Vice President

Neal Andrews, Chief Financial Officer

Jay Fife, Treasurer

Brian Kindelan, Chief Compliance Officer and Anti-Money Laundering Officer

Janey Ahn, Secretary

Investment Advisor

BlackRock Advisors, LLC

Wilmington, DE 19809

Sub-Advisors

BlackRock Financial Management, Inc.1

New York, NY 10022

BlackRock Investment Management LLC2

Princeton, NJ 08540

BlackRock (Singapore) Limited3

079912 Singapore

Custodian and Accounting Agent

State Street Bank and Trust Company

Boston, MA 02110

Transfer Agent

Common Shares

Computershare Trust Company, N.A.

Canton, MA 02021

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

Boston, MA 02116

Legal Counsel

Skadden, Arps, Slate, Meagher & Flom LLP

New York, NY 10036

Address of the Trusts

100 Bellevue Parkway

Wilmington, DE 19809

[1]	For BTZ, BGT and BIT.

[2]	For BTZ and BIT.

[3]	For BIT.

Effective June 6, 2014, Brian Kindelan resigned as Chief Compliance Officer and Anti-Money Laundering Officer of the Trusts and Charles Park became Chief Compliance Officer and Anti-Money Laundering Officer of the Trusts. Mr. Park joined BlackRock in 2009 and is the current Chief Compliance Officer of BlackRock’s iShares exchange traded funds.

Effective June 13, 2014, Randy Robertson became co-portfolio manager of BIT. The other portfolio managers of BIT are Thomas Musmanno and Akiva Dickstein.

72	SEMI-ANNUAL REPORT	APRIL 30, 2014

Additional Information

Dividend Policy

Each Trust’s dividend policy is to distribute all or a portion of its net investment income to its shareholders on a monthly basis. In order to provide shareholders with a more stable level of dividend distributions, the dividends paid by the Trusts for any particular month may be more or less than the amount of net investment income earned by the Trusts during such month. The portion of dividend distributions that exceeds a Trust’s current and accumulated earnings and profits, which are measured on a tax basis, will constitute a nontaxable return of capital. Dividend distributions in excess of a Trust’s taxable income and net capital gains, but not in excess of a Trust’s earnings and profits, will be taxable to shareholders as ordinary income and will not constitute a nontaxable return of capital. The Trusts’ current accumulated but undistributed net investment income, if any, is disclosed in the Statements of Assets and Liabilities, which comprises part of the financial information included in this report.

General Information

The Trusts do not make available copies of their Statements of Additional Information because the Trusts’ shares are not continuously offered, which means that the Statement of Additional Information of each Trust has not been updated after completion of the respective Trust’s offerings and the information contained in each Trust’s Statement of Additional Information may have become outdated.

SEMI-ANNUAL REPORT	APRIL 30, 2014	73

Additional Information (continued)

General Information (concluded)

During the period there were no material changes in the Trusts’ investment objectives or policies or to the Trusts’ charters or by-laws that would delay or prevent a change of control of the Trusts that were not approved by the shareholders or in the principal risk factors associated with investment in the Trusts. There have been no changes in the persons who are primarily responsible for the day-to-day management of the Trusts’ portfolios.

Quarterly performance, semi-annual and annual reports, current net asset value and other information regarding the Trusts may be found on BlackRock’s website, which can be accessed at http://www.blackrock.com. This reference to BlackRock’s website is intended to allow investors public access to information regarding the Trusts and does not, and is not intended to, incorporate BlackRock’s website in this report.

Electronic Delivery

Electronic copies of most financial reports are available on the Trusts’ website or shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual reports by enrolling in the Trusts’ electronic delivery program.

Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:

Please contact your financial advisor to enroll. Please note that not all investment advisors, banks or brokerages may offer this service.

Householding

The Trusts will mail only one copy of shareholder documents, including annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your share holder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Trusts at (800) 882-0052.

Availability of Quarterly Schedule of Investments

The Trusts file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Trusts’ Forms N-Q are available on the SEC’s website at http://www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on how to access documents on the SEC’s website without charge may be obtained by calling (800) SEC-0330. The Trusts’ Forms N-Q may also be obtained upon request and without charge by calling (800) 882-0052.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Trusts use to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling (800) 882-0052; (2) at http://www.blackrock.com; and (3) on the SEC’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information about how the Trusts voted proxies relating to securities held in the Trusts’ portfolios during the most recent 12-month period ended June 30 is available upon request and without charge (1) at http://www.blackrock.com or by calling (800) 882-0052 and (2) on the SEC’s website at http://www.sec.gov.

Availability of Trust Updates

BlackRock will update performance and certain other data for the Trusts on a monthly basis on its website in the “Closed-end Funds” section of http://www.blackrock.com as well as certain other material information as necessary from time to time. Investors and others are advised to periodically check the website for updated performance information and the release of other material information about the Trusts. This reference to BlackRock’s website is intended to allow investors public access to information regarding the Trusts and does not, and is not intended to, incorporate BlackRock’s website in this report.

74	SEMI-ANNUAL REPORT	APRIL 30, 2014

Additional Information (concluded)

Section 19(a) Notices

These reported amounts and sources of distributions are only estimates provided to you pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each Trust’s investment experience during the year and may be subject to changes based on the tax regulations. Each Trust will provide a Form 1099-DIV each calendar year that will tell you how to report these distributions for federal income tax purposes.

April 30, 2014

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Common Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Common Share
BTZ	$0.483000	—	—	$0.483000	100%	—	—	100%
BGT*	$0.404771	—	$0.024229	$0.429000	94%	0%	6%	100%
BIT	$0.700200	—	—	$0.700200	100%	—	—	100%

*	The Trust estimates that it has distributed more than the amount of earned income and net realized gains; therefore, a portion of the distribution may be a return of capital. A return of capital may occur, for example, when some or all of the shareholder’s investment in the Trust is returned to the shareholder. A return of capital does not necessarily reflect the Trust’s investment performance and should not be confused with ‘yield’ or ‘income.’ When distributions exceed total return performance, the difference will incrementally reduce the Trust’s net asset value per share.

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

SEMI-ANNUAL REPORT	APRIL 30, 2014	75

This report is transmitted to shareholders only. It is not a prospectus. Past performance results shown in this report should not be considered a representation of future performance. The Trusts have leveraged their Common Shares, which creates risk for Common Shareholders, including the likelihood of greater volatility of net asset value and market price of Common Shares, and the risk that fluctuations in short-term interest rates may reduce the Common Shares’ yield. Statements and other information herein are as dated and are subject to change.

CE-CAFRI-3-4/14-SAR

Item 2 –	Code of Ethics – Not Applicable to this semi-annual report

Item 3 –	Audit Committee Financial Expert – Not Applicable to this semi-annual report

Item 4 –	Principal Accountant Fees and Services – Not Applicable to this semi-annual report

Item 5 –	Audit Committee of Listed Registrants – Not Applicable to this semi-annual report

Item 6 –	Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable to this semi-annual report

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies
(a)	Not Applicable to this semi-annual report
(b)	As of the date of this filing, there have been no changes in any of the portfolio managers identified in the most recent annual report on Form N-CSR.

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 10 –	Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 11 –	Controls and Procedures

(a) – The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

(b) – There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 –	Exhibits attached hereto

(a)(1) – Code of Ethics – Not Applicable to this semi-annual report

(a)(2) – Certifications – Attached hereto

(a)(3) – Not Applicable

(b) – Certifications – Attached hereto

2

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Credit Allocation Income Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock Credit Allocation Income Trust

  Date: July 1, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock Credit Allocation Income Trust

  Date: July 1, 2014

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of BlackRock Credit Allocation Income Trust

  Date: July 1, 2014

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